Filed electronically with the Securities and Exchange Commission on October 26,1998.

                                                              File No.  33-86070
                                                              File No.  811-8606

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A


                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933
                           Pre-Effective Amendment No                      /   /
                                                      -
                         Post-Effective Amendment No. 4                    / X /
                                                      -
                                     And/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                    /   /

         Amendment No. 6                                                   / X /
                       -


                             Scudder Pathway Series.
                             -----------------------
               (Exact Name of Registrant as Specified in Charter)

                             Two International Place
                             -----------------------
                        Boston, Massachusetts         02110-4103
                        ---------------------         ----------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2567
                                                           --------------

                               Thomas F. McDonough
                               -------------------
                        Scudder Kemper Investments, Inc.
                        --------------------------------
                  Two International Place, Boston MA 02110-4103
                  ---------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/   /   Immediately upon filing pursuant to paragraph  ( b )       /   /   days after filing pursuant to paragraph ( a ) ( 1 )
/   /   days after filing pursuant to paragraph ( a ) ( 2 )        /   /   On ( date ) pursuant to paragraph ( b )
/ X /   On December 31, 1998 pursuant to paragraph ( a ) ( 1 )     /   /   On ( date ) pursuant to paragraph ( a ) ( 2 ) of Rule
                                                                           485.

If Appropriate, check the following box:
/  /  This post-effective amendment designates a new effective date for a previously filed post-effective amendment


                             SCUDDER PATHWAY SERIES:
                             CONSERVATIVE PORTFOLIO
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
                           ---------------------------

PART A
------

Item No.     Item Caption                 Prospectus Caption
--------     ------------                 ------------------

1.           Front and Back Cover Pages.  FRONT AND BACK COVER

2.           Risk / Return Summary:       PORTFOLIO SUMMARIES -Investment Objectives and Strategies of the Portfolios,
             Investments, Risks and        Principal Risks, Past Performance
             Performance.                 ABOUT THE PORTFOLIOS - Principal Strategies, Investments and Related Risks

3.           Risk/Return Summary: Fee     EXPENSE INFORMATION FOR THE PORTFOLIOS
             Table                        FINANCIAL HIGHLIGHTS

4.           Investment Objectives,       PORTFOLIO SUMMARIES -Investment Objectives and Strategies of the Portfolios,
             Principal Investment          Principal Risks
             Strategies, and Related      ABOUT THE PORTFOLIOS - Principal Strategies, Investments and Related Risks
             Risks.

5.           Management's Discussion of   NOT APPLICABLE
             Fund Performance.

6.           Management, Organization,    A MESSAGE FROM THE PRESIDENT
             and Capital Structure.       INVESTMENT ADVISER


7.           Shareholder Information.     ABOUT YOUR PORTFOLIOS - TRANSACTION INFORMATION, BUYING AND SELLING SHARES,
                                           PURCHASES, EXCHANGES AND REDEMPTIONS

8.           Distribution Arrangements.   NOT APPLICABLE

9.           Financial Highlights         FINANCIAL HIGHLIGHTS
             Information.                 PORTFOLIO SUMMARIES


                            Cross Reference - Page 1


                             SCUDDER PATHWAY SERIES:
                             CONSERVATIVE PORTFOLIO
                              CROSS-REFERENCE SHEET
PART B
------

Item No.     Item Caption                 Caption in Statement of Additional Information
--------     ------------                 ----------------------------------------------

10.          Cover Page  and Table of     COVER PAGE
             Contents                     TABLE OF CONTENTS

11.          Fund History                 TRUST ORGANIZATION

12.          Description of the Fund      GENERAL INVESTMENT OBJECTIVES AND POLICIES
             and Its Investments and      RISKS FACTORS OF UNDERLYING SCUDDER FUNDS
             Risks.                       INVESTMENT RESTRICTIONS OF THE PORTFOLIOS

13.          Management of the Fund       INVESTMENT ADVISOR
                                          TRUSTEES AND OFFICERS
                                          REMUNERATION

14.          Control Persons and          TRUSTEES AND OFFICERS
             Principal Holders of
             Securities

15.          Investment Advisory and      INVESTMENT ADVISER
             Other Services               DISTRIBUTOR
                                          ADDITIONAL INFORMATION

16.          Brokerage Allocation         PORTFOLIO TRANSACTIONS--Brokerage Commissions, Portfolio Turnover
             and Other Practices

17.          Capital Stock and            TRUST ORGANIZATION
             Other Securities             DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

18.          Purchase, Redemption and     PURCHASES
             Pricing of Shares.           EXCHANGES AND REDEMPTIONS
                                          FEATURES AND SERVICES OFFERED BY THE FUND--Dividend and Capital Gain
                                           Distribution Options
                                          SPECIAL PLAN ACCOUNTS
                                          NET ASSET VALUE

19.          Taxation of the Fund.        DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                          TAXES

20.          Underwriters.                DISTRIBUTOR

21.          Calculation of Performance   PERFORMANCE INFORMATION
             Data.

22.          Financial Statements.        FINANCIAL STATEMENTS


                            Cross Reference - Page 2



                             SCUDDER PATHWAY SERIES:
                               BALANCED PORTFOLIO
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
                           ---------------------------


PART A
------

Item No.     Item Caption                 Prospectus Caption
--------     ------------                 ------------------

1.           Front and Back Cover Pages.  FRONT AND BACK COVER

2.           Risk / Return Summary:       PORTFOLIO SUMMARIES -Investment Objectives and Strategies of the Portfolios,
             Investments, Risks and        Principal Risks, Past Performance
             Performance.                 ABOUT THE PORTFOLIOS - Principal Strategies, Investments and Related Risks

3.           Risk/Return Summary: Fee     EXPENSE INFORMATION FOR THE PORTFOLIOS
             Table                        FINANCIAL HIGHLIGHTS

4.           Investment Objectives,       PORTFOLIO SUMMARIES -Investment Objectives and Strategies of the Portfolios,
             Principal Investment          Principal Risks
             Strategies, and Related      ABOUT THE PORTFOLIOS - Principal Strategies, Investments and Related Risks
             Risks.

5.           Management's Discussion of   NOT APPLICABLE
             Fund Performance.

6.           Management, Organization,    A MESSAGE FROM THE PRESIDENT
             and Capital Structure.       INVESTMENT ADVISER


7.           Shareholder Information.     ABOUT YOUR PORTFOLIOS - TRANSACTION INFORMATION, BUYING AND SELLING SHARES,
                                           PURCHASES, EXCHANGES AND REDEMPTIONS

8.           Distribution Arrangements.   NOT APPLICABLE

9.           Financial Highlights         FINANCIAL HIGHLIGHTS
             Information.                 PORTFOLIO SUMMARIES

                            Cross Reference - Page 3



                             SCUDDER PATHWAY SERIES:
                               BALANCED PORTFOLIO
                              CROSS-REFERENCE SHEET
PART B
------

Item No.     Item Caption                 Caption in Statement of Additional Information
--------     ------------                 ----------------------------------------------

10.          Cover Page  and Table of     COVER PAGE
             Contents                     TABLE OF CONTENTS

11.          Fund History                 TRUST ORGANIZATION

12.          Description of the Fund      GENERAL INVESTMENT OBJECTIVES AND POLICIES
             and Its Investments and      RISKS FACTORS OF UNDERLYING SCUDDER FUNDS
             Risks.                       INVESTMENT RESTRICTIONS OF THE PORTFOLIOS

13.          Management of the Fund       INVESTMENT ADVISOR
                                          TRUSTEES AND OFFICERS
                                          REMUNERATION

14.          Control Persons and          TRUSTEES AND OFFICERS
             Principal Holders of
             Securities

15.          Investment Advisory and      INVESTMENT ADVISER
             Other Services               DISTRIBUTOR
                                          ADDITIONAL INFORMATION

16.          Brokerage Allocation         PORTFOLIO TRANSACTIONS--Brokerage Commissions, Portfolio Turnover
             and Other Practices

17.          Capital Stock and            TRUST ORGANIZATION
             Other Securities             DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

18.          Purchase, Redemption and     PURCHASES
             Pricing of Shares.           EXCHANGES AND REDEMPTIONS
                                          FEATURES AND SERVICES OFFERED BY THE FUND--Dividend and Capital Gain
                                           Distribution Options
                                          SPECIAL PLAN ACCOUNTS
                                          NET ASSET VALUE

19.          Taxation of the Fund.        DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                          TAXES

20.          Underwriters.                DISTRIBUTOR

21.          Calculation of Performance   PERFORMANCE INFORMATION
             Data.

22.          Financial Statements.        FINANCIAL STATEMENTS


                            Cross Reference - Page 4

                             SCUDDER PATHWAY SERIES:
                                GROWTH PORTFOLIO
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
                           ---------------------------

PART A
------

Item No.     Item Caption                 Prospectus Caption
--------     ------------                 ------------------

1.           Front and Back Cover Pages.  FRONT AND BACK COVER

2.           Risk / Return Summary:       PORTFOLIO SUMMARIES -Investment Objectives and Strategies of the Portfolios,
             Investments, Risks and        Principal Risks, Past Performance
             Performance.                 ABOUT THE PORTFOLIOS - Principal Strategies, Investments and Related Risks

3.           Risk/Return Summary: Fee     EXPENSE INFORMATION FOR THE PORTFOLIOS
             Table                        FINANCIAL HIGHLIGHTS

4.           Investment Objectives,       PORTFOLIO SUMMARIES -Investment Objectives and Strategies of the Portfolios,
             Principal Investment          Principal Risks
             Strategies, and Related      ABOUT THE PORTFOLIOS - Principal Strategies, Investments and Related Risks
             Risks.

5.           Management's Discussion of   NOT APPLICABLE
             Fund Performance.

6.           Management, Organization,    A MESSAGE FROM THE PRESIDENT
             and Capital Structure.       INVESTMENT ADVISER


7.           Shareholder Information.     ABOUT YOUR PORTFOLIOS - TRANSACTION INFORMATION, BUYING AND SELLING SHARES,
                                           PURCHASES, EXCHANGES AND REDEMPTIONS

8.           Distribution Arrangements.   NOT APPLICABLE

9.           Financial Highlights         FINANCIAL HIGHLIGHTS
             Information.                 PORTFOLIO SUMMARIES


                            Cross Reference - Page 5

                             SCUDDER PATHWAY SERIES:
                                GROWTH PORTFOLIO
                              CROSS-REFERENCE SHEET
PART B
------

Item No.     Item Caption                 Caption in Statement of Additional Information
--------     ------------                 ----------------------------------------------

10.          Cover Page  and Table of     COVER PAGE
             Contents                     TABLE OF CONTENTS

11.          Fund History                 TRUST ORGANIZATION

12.          Description of the Fund      GENERAL INVESTMENT OBJECTIVES AND POLICIES
             and Its Investments and      RISKS FACTORS OF UNDERLYING SCUDDER FUNDS
             Risks.                       INVESTMENT RESTRICTIONS OF THE PORTFOLIOS

13.          Management of the Fund       INVESTMENT ADVISOR
                                          TRUSTEES AND OFFICERS
                                          REMUNERATION

14.          Control Persons and          TRUSTEES AND OFFICERS
             Principal Holders of
             Securities

15.          Investment Advisory and      INVESTMENT ADVISER
             Other Services               DISTRIBUTOR
                                          ADDITIONAL INFORMATION

16.          Brokerage Allocation         PORTFOLIO TRANSACTIONS--Brokerage Commissions, Portfolio Turnover
             and Other Practices

17.          Capital Stock and            TRUST ORGANIZATION
             Other Securities             DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

18.          Purchase, Redemption and     PURCHASES
             Pricing of Shares.           EXCHANGES AND REDEMPTIONS
                                          FEATURES AND SERVICES OFFERED BY THE FUND--Dividend and Capital Gain
                                           Distribution Options
                                          SPECIAL PLAN ACCOUNTS
                                          NET ASSET VALUE

19.          Taxation of the Fund.        DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                          TAXES

20.          Underwriters.                DISTRIBUTOR

21.          Calculation of Performance   PERFORMANCE INFORMATION
             Data.

22.          Financial Statements.        FINANCIAL STATEMENTS


                            Cross Reference - Page 6

                             SCUDDER PATHWAY SERIES:
                             INTERNATIONAL PORTFOLIO
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
                           ---------------------------

PART A
------

Item No.     Item Caption                 Prospectus Caption
--------     ------------                 ------------------

1.           Front and Back Cover Pages.  FRONT AND BACK COVER

2.           Risk / Return Summary:       PORTFOLIO SUMMARIES -Investment Objectives and Strategies of the Portfolios,
             Investments, Risks and        Principal Risks, Past Performance
             Performance.                 ABOUT THE PORTFOLIOS - Principal Strategies, Investments and Related Risks

3.           Risk/Return Summary: Fee     EXPENSE INFORMATION FOR THE PORTFOLIOS
             Table                        FINANCIAL HIGHLIGHTS

4.           Investment Objectives,       PORTFOLIO SUMMARIES -Investment Objectives and Strategies of the Portfolios,
             Principal Investment          Principal Risks
             Strategies, and Related      ABOUT THE PORTFOLIOS - Principal Strategies, Investments and Related Risks
             Risks.

5.           Management's Discussion of   NOT APPLICABLE
             Fund Performance.

6.           Management, Organization,    A MESSAGE FROM THE PRESIDENT
             and Capital Structure.       INVESTMENT ADVISER


7.           Shareholder Information.     ABOUT YOUR PORTFOLIOS - TRANSACTION INFORMATION, BUYING AND SELLING SHARES,
                                           PURCHASES, EXCHANGES AND REDEMPTIONS

8.           Distribution Arrangements.   NOT APPLICABLE

9.           Financial Highlights         FINANCIAL HIGHLIGHTS
             Information.                 PORTFOLIO SUMMARIES

                            Cross Reference - Page 7

                             SCUDDER PATHWAY SERIES:
                             INTERNATIONAL PORTFOLIO
                              CROSS-REFERENCE SHEET

PART B
------

Item No.     Item Caption                 Caption in Statement of Additional Information
--------     ------------                 ----------------------------------------------

10.          Cover Page  and Table of     COVER PAGE
             Contents                     TABLE OF CONTENTS

11.          Fund History                 TRUST ORGANIZATION

12.          Description of the Fund      GENERAL INVESTMENT OBJECTIVES AND POLICIES
             and Its Investments and      RISKS FACTORS OF UNDERLYING SCUDDER FUNDS
             Risks.                       INVESTMENT RESTRICTIONS OF THE PORTFOLIOS

13.          Management of the Fund       INVESTMENT ADVISOR
                                          TRUSTEES AND OFFICERS
                                          REMUNERATION

14.          Control Persons and          TRUSTEES AND OFFICERS
             Principal Holders of
             Securities

15.          Investment Advisory and      INVESTMENT ADVISER
             Other Services               DISTRIBUTOR
                                          ADDITIONAL INFORMATION

16.          Brokerage Allocation         PORTFOLIO TRANSACTIONS--Brokerage Commissions, Portfolio Turnover
             and Other Practices

17.          Capital Stock and            TRUST ORGANIZATION
             Other Securities             DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

18.          Purchase, Redemption and     PURCHASES
             Pricing of Shares.           EXCHANGES AND REDEMPTIONS
                                          FEATURES AND SERVICES OFFERED BY THE FUND--Dividend and Capital Gain
                                           Distribution Options
                                          SPECIAL PLAN ACCOUNTS
                                          NET ASSET VALUE

19.          Taxation of the Fund.        DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                          TAXES

20.          Underwriters.                DISTRIBUTOR

21.          Calculation of Performance   PERFORMANCE INFORMATION
             Data.

22.          Financial Statements.        FINANCIAL STATEMENTS


                            Cross Reference - Page 8

The Securities and Exchange Commission is not responsible for the accuracy or completeness of the information in any prospectus, and gives no opinion as to the merit of any mutual fund as an investment.

SCUDDER PATHWAY SERIES

CONSERVATIVE PORTFOLIO
BALANCED PORTFOLIO
GROWTH PORTFOLIO
INTERNATIONAL PORTFOLIO

PROSPECTUS
JANUARY 1, 1999


Offering a broad range of investment opportunities by investing in a select mix of Scudder mutual funds.





Mutual funds:
o     are not FDIC-insured
o     have no bank guarantees
o     may lose value


------------------------------
No Sales Charges
------------------------------
PURE NO-LOAD(TM)
------------------------------

CONTENTS

PORTFOLIO SUMMARIES.................................................................3
   An overview of each portfolio's goal and strategy, main risks, performance, expenses and financial highlights
   FINANCIAL HIGHLIGHTS............................................................10
ABOUT THE PORTFOLIOS...............................................................14
   Additional information that you should know about the portfolios
   PRINCIPAL STRATEGIES, INVESTMENTS AND RELATED RISKS.............................14
   UNDERLYING SCUDDER FUNDS........................................................16
   INVESTMENT ADVISER..............................................................22
   DISTRIBUTIONS...................................................................24
ABOUT YOUR INVESTMENT..............................................................25
   Information about managing your portfolio account
   TRANSACTION INFORMATION.........................................................25
   BUYING AND SELLING SHARES.......................................................27
   PURCHASES.......................................................................27
   EXCHANGES AND REDEMPTIONS.......................................................28
   INVESTMENT PRODUCTS AND SERVICES................................................29


PORTFOLIO SUMMARIES

INVESTMENT OBJECTIVES AND STRATEGIES OF THE PORTFOLIOS

Scudder    Pathway   Series    consists   of   four    professionally    managed
portfolios--Conservative, Balanced, Growth and International--each with a distinct investment objective. Rather than investing in individual securities like a customary mutual fund, each portfolio seeks to achieve its particular objective by investing in a carefully selected combination of underlying Scudder mutual funds, that in turn invest in a wide range of securities. Therefore, an investment in one of the portfolios may be diversified over hundreds, or even thousands, of individual securities.

The investment objectives of the portfolios are as follows:

o Pathway Conservative Portfolio seeks to provide its shareholders with current income and, as a secondary objective, long-term growth of capital by investing substantially in bond funds, and, to a lesser extent, equity funds. This portfolio may be suitable for investors with an investment time frame of 3-5 years or more.

o Pathway Balanced Portfolio seeks to provide its shareholders with a balance of current income and growth of capital by investing in a mix of money market, bond and equity funds. This portfolio may be suitable for investors with an investment time frame of 5-10 years.

o Pathway Growth Portfolio seeks to provide its shareholders with long-term growth of capital by investing predominantly in equity funds that pursue this goal. This portfolio may be suitable for investors with an investment time frame of 10 years or more.

o Pathway International Portfolio seeks to provide its shareholders with maximum total return by investing in international and global funds. This portfolio may be appropriate for investors with an investment time frame of 10 years or more who are looking for broad exposure to investment opportunities outside the U.S.

PRINCIPAL RISKS

Each portfolio's ability to achieve its objective depends on the performance of the underlying Scudder funds in which it invests, as well as the allocation of the portfolio's assets among these funds. The performance of these underlying Scudder funds, in turn, depends upon the performance of the securities in which they invest.

Because the value of your investment will fluctuate, your shares, when sold, could be worth less than what you paid for them. Declines in either the stock or bond market and the underperformance of the underlying funds in comparison to other types of funds are some of the factors that may reduce the value of your investment. The portfolio management team's skill in choosing the appropriate mix of underlying Scudder funds determines in large part a portfolio's ability to achieve its objective.

The portfolios are designed to represent varying degrees of potential investment risk and reward. The more aggressive portfolios are designed for investors with longer investment time frames and a high degree of risk tolerance. In pursuing higher investment returns, these portfolios incur greater risks and more dramatic fluctuations in value. In contrast, the more conservative portfolios are designed for investors with a shorter investment time frame or a lower risk tolerance.

CONSERVATIVE PORTFOLIO

Past performance

The chart and table below illustrate how the portfolio has performed, and compare this information to a broad measure of market performance. Of course, past performance is not necessarily an indication of future performance.

Total return for year ended December 31           [Bar Graphics To Be Inserted]

   -----------------
   Total
   Return:   14.36
   -----------------
   Year:     1997
   -----------------

Since its inception on November 15, 1996, the portfolio's highest return for a calendar quarter was 7.47% (the second quarter of 1997), and its lowest return for a calendar quarter was 0.70% (the fourth quarter of 1997).

The portfolio's year-to-date total return as of September 30, 1998 was .21%.

Average annual total returns

--------------------------------------------------------------------------------------
                                        Lehman Brothers Aggregate Bond (LBAB) Index
                                         (60%), S&P 500 Index (25%), 3-Month T-Bill
For periods ended                               (10%) and MSCI All Country
December 31, 1997           Portfolio               (ex U.S.) Index (5%)
--------------------------------------------------------------------------------------
One Year                      14.36%                       14.54%
--------------------------------------------------------------------------------------
Five Years                     N/A                          N/A
--------------------------------------------------------------------------------------
Ten Years                      N/A                          N/A
--------------------------------------------------------------------------------------
Since Inception (11/15/96)    15.79%                      12.21%*
--------------------------------------------------------------------------------------

*Index comparisons begin November 30, 1996.

The Lehman Brothers Aggregate Bond (LBAB) Index is a market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The S&P 500 Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-The-Counter market. The MSCI All Country (ex U.S.) Index is a market value-weighted measure of stocks of 46 countries.

Index returns assume reinvestment of dividends and do not reflect any fees or expenses.

BALANCED PORTFOLIO

Past performance

The chart and table below illustrate how the portfolio has performed, and compare this information to a broad measure of market performance. Of course, past performance is not necessarily an indication of future performance.

Total return for year ended December 31           [Bar Graphics To Be Inserted]

   ------------------------
   Total Return:   13.33
   ------------------------
   Year:           1997
   ------------------------

Since its inception on November 15, 1996, the portfolio's highest return for a calendar quarter was 9.46% (the second quarter of 1997), and its lowest return for a calendar quarter was -1.65% (the fourth quarter of 1997).

The portfolio's year to date total return as of September 30, 1998 was -3.10%

Average annual total returns

--------------------------------------------------------------------------------------
                                                    S&P 500 Index
                                                    (50%), Lehman
                                                  Brothers Aggregate
                                                  Bond (LBAB) Index
                                                   (35%), MSCI All
                                                   (ex U.S.) Index        Lipper
For periods ended                                 (10%) and 3-Month   Balanced Funds
December 31, 1997                   Portfolio        T-Bill (5%)
--------------------------------------------------------------------------------------
One Year                             13.33%             20.16%            19.00%
--------------------------------------------------------------------------------------
Five Years                            N/A%               N/A%               N/A
--------------------------------------------------------------------------------------
Ten Years                             N/A%               N/A%               N/A
--------------------------------------------------------------------------------------
Since Inception (11/15/96)           12.99%            16.90%*
--------------------------------------------------------------------------------------

*Index comparisons begin November 30, 1996.

The S&P 500 Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-The-Counter market. The Lehman Brothers Aggregate Bond (LBAB) Index is a market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The MSCI All Country (ex U.S.) Index is a market value-weighted measure of stocks of 46 countries.

Lipper Analytical Services, Inc. (Lipper) issues a weekly publication of industry-wide mutual fund averages by type of fund.

Index returns assume reinvestment of dividends and do not reflect any fees or expenses.

GROWTH PORTFOLIO

Past performance

The chart and table below illustrate how the portfolio has performed, and compare this information to a broad measure of market performance. Of course, past performance is not necessarily an indication of future performance.

Total return for year ended December 31            [Bar Graphics To Be Inserted]

   -----------------
   Total
   Return:   14.93
   -----------------
   Year:     1997
   -----------------

Since its inception on November 15, 1996, the portfolio's highest return for a calendar quarter was 12.92% (the second quarter of 1997), and its lowest return for a calendar quarter was -3.18% (the fourth quarter of 1997).

The portfolio's year-to-date total return as of September 30, 1998 was -5.82%.

Average annual total returns

--------------------------------------------------------------------------------------
                                        Lehman Brothers Aggregate
                                         Bond (LBAB) Index (60%),
                                           S&P 500 Index (25%),
                                         3-Month T-Bill (10%) and        Lipper
For periods ended                            MSCI All Country            Growth
December 31, 1997           Portfolio      (ex U.S.) Index (5%)           Funds
--------------------------------------------------------------------------------------
One Year                      14.93%              21.6%                  25.30%
--------------------------------------------------------------------------------------
Five Years                     N/A                 N/A%                    N/A
--------------------------------------------------------------------------------------
Ten Years                      N/A                 N/A%                    N/A
--------------------------------------------------------------------------------------
Since Inception (11/15/96)    14.91%             18.05%*
--------------------------------------------------------------------------------------

*Index comparisons begin November 30, 1996.

The S&P 500 Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-The-Counter market. The MSCI All Country (ex U.S.) Index is a market value-weighted measure of stocks of 46 countries. The Lehman Brothers
Aggregate Bond (LBAB) Index is a market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage-backed securities.

Lipper Analytical Services, Inc. (Lipper) issues a weekly publication of industry-wide mutual fund averages by type of fund.

Index returns assume reinvestment of dividends and do not reflect any fees or expenses.

INTERNATIONAL PORTFOLIO

Past performance

The chart and table below illustrate how the portfolio has performed, and compare this information to a broad measure of market performance. Of course, past performance is not necessarily an indication of future performance.

Total return for year ended December 31           [Bar Graphics To Be Inserted]

   -----------------
   Total
   Return:   6.97
   -----------------
   Year:     1997
   -----------------

Since its inception on November 15, 1996, the portfolio's highest return for a calendar quarter was 11.21% (the first quarter of 1997), and its lowest return for a calendar quarter was -6.33% (the fourth quarter of 1997).

The portfolio's year-to-date total return as of September 30, 1998 was -6.71%.

Average annual total returns

--------------------------------------------------------------------------------------
                                                   MSCI All Country
                                                    (ex U.S.) Index
                                                   (75%), JP Morgan
                                                    Non-U.S. Global
                                                    Government Bond       Lipper
For periods ended                                   Index (20%) and    International
December 31, 1997                   Portfolio     3-Month T-Bill (5%)      Funds
--------------------------------------------------------------------------------------
One Year                              6.97%              1.02%             5.44%
--------------------------------------------------------------------------------------
Five Years                             N/A                N/A               N/A
--------------------------------------------------------------------------------------
Ten Years                              N/A                N/A               N/A
--------------------------------------------------------------------------------------
Since Inception (11/15/96)            8.13%             0.02%*
--------------------------------------------------------------------------------------

*Index comparisons begin November 30, 1996.

The MSCI All Country (ex U.S.) Index is a market value-weighted measure of stocks of 46 countries. The JP Morgan Non-U.S. Global Government Bond Index is a market value-weighted measure of bonds excluding U.S. bonds.

Lipper Analytical Services, Inc. (Lipper) issues a weekly publication of industry-wide mutual fund averages by type of fund.

Index returns assume reinvestment of dividends and do not reflect any fees or expenses.

EXPENSE INFORMATION FOR THE PORTFOLIOS

Scudder Family of Funds pure no-load(TM) fund

This information is designed to help you understand the costs of investing in the portfolios. With Scudder's pure no-load(TM) funds, you pay no charges to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

  ------------------------------------------------------------------------------
  Shareholder Fees: Fees charged directly to your account in each portfolio for various transactions.
  ------------------------------------------------------------------------------
  Charges to purchase shares (sales load)                         NONE
  ------------------------------------------------------------------------------
  Deferred charges on purchase of shares                          NONE
  ------------------------------------------------------------------------------
  Charges to reinvest dividends                                   NONE
  ------------------------------------------------------------------------------
  Fees to redeem shares                                           NONE
  ------------------------------------------------------------------------------
  Fees to exchange shares                                         NONE
  ------------------------------------------------------------------------------
  Annual portfolio operating expenses: Expenses paid by a portfolio before it distributes its net investment income. These are expressed as a percentage of the portfolio's average daily net assets for the year ended August 31, 1998.
  ------------------------------------------------------------------------------
  Investment management fee                                       NONE
  ------------------------------------------------------------------------------
  Distribution (12b-1) fees                                       NONE
  ------------------------------------------------------------------------------
  Other expenses                                                  NONE
  ------------------------------------------------------------------------------
  Total portfolio operating expenses                              NONE
  ------------------------------------------------------------------------------

Each portfolio expects to operate at a zero expense level. However, each portfolio's shareholders will indirectly bear that portfolio's pro rata share of fees and expenses incurred by the underlying Scudder funds in which a portfolio is invested. The investment returns of each portfolio, therefore, will be net of that portfolio's share of the expenses of the underlying funds in which the portfolio is invested. Expected expense ratios of the underlying funds are provided as a range since the average assets of the portfolios invested in each of the underlying funds will fluctuate.

Example

This example illustrates the impact of the fees and expenses on an account with an initial investment of $10,000, based on the range of expenses shown below borne by each Portfolio. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual portfolio operating expenses" remaining the same each year. Investors do not pay these expenses directly; they are paid by each underlying Scudder fund before it distributes its net investment income to a portfolio. The expenses would be the same whether you sold your shares at the end of each period or continued to hold them.


------------------------------------------------------------------------------------------
         Portfolio             Expense Range   1 year   3 years   5 years   10 years
------------------------------------------------------------------------------------------
Conservative Portfolio          #%-#%          $        $         $         $
------------------------------------------------------------------------------------------
Balanced Portfolio              #%-#%          $        $         $         $
------------------------------------------------------------------------------------------
Growth Portfolio                #%-#%          $        $         $         $
------------------------------------------------------------------------------------------
International Portfolio         #%-#%          $        $         $         $
------------------------------------------------------------------------------------------

A detailed description of the expense ratios for the underlying funds is provided in the Statement of Additional Information.

This example should not be considered a representation of past or future expenses or return. Actual expenses and returns of each underlying Scudder fund vary from year to year, and may be higher or lower than those shown above.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each portfolio's financial performance for the fiscal periods indicated. The total return figures represent the rate that an investor would have earned (or lost) on an investment in each portfolio assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP whose report, along with each portfolio's financial statements, is included in each portfolio's annual report, which is available upon request (see back cover).

                                 [TO BE UPDATED]

CONSERVATIVE PORTFOLIO

--------------------------------------------------------------------------------------
                                                                    For the Period
                                                                   November 15, 1996
                                                                   (commencement of
Per-share data                                                      operations) to
                                                                  September 30, 1997
--------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $ 12.00
--------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                                    .39
--------------------------------------------------------------------------------------
Net realized and unrealized gain on investment transactions             1.36
--------------------------------------------------------------------------------------
Total from investment operations                                        1.75
--------------------------------------------------------------------------------------
Less distributions:
From net investment income                                              (.33)
--------------------------------------------------------------------------------------
From net realized gain on investments                                   (.15)
--------------------------------------------------------------------------------------
Total distributions                                                     (.48)
--------------------------------------------------------------------------------------
Net asset value, end of period                                       $ 13.27
--------------------------------------------------------------------------------------
Total Return (%)                                                       14.99**
--------------------------------------------------------------------------------------

Ratios and Supplemental Data
--------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                 17
--------------------------------------------------------------------------------------
Ratio of operating expenses to average daily net assets (%) (a)      --
-------------------------------------------------------------------------------------
Ratio of net investment income to average daily net assets (%)          3.67*
--------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                            42.0*
--------------------------------------------------------------------------------------
(a)This  portfolio  invests in other Scudder  funds,  and although the portfolio did not incur any direct expenses for the period,  the portfolio did bear its
   share  of  the  operating,   administrative  and  advisory  expenses  of  the
   underlying Scudder funds.
*  Annualized
** Not annualized
--------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

[TO BE UPDATED]

BALANCED PORTFOLIO

--------------------------------------------------------------------------------------
                                                                    For the Period
                                                                   November 15, 1996
                                                                   (commencement of
Per-share data                                                      operations) to
                                                                  September 30, 1997
--------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $ 12.00
--------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                                    .37
--------------------------------------------------------------------------------------
Net realized and unrealized gain on investment transactions             1.59
--------------------------------------------------------------------------------------
Total from investment operations                                        1.96
--------------------------------------------------------------------------------------
Less distributions:
From net investment income                                              (.33)
--------------------------------------------------------------------------------------
From net realized gain on investments                                   (.07)
--------------------------------------------------------------------------------------
Total distributions                                                     (.40)
--------------------------------------------------------------------------------------
Net asset value, end of period                                       $ 13.56
--------------------------------------------------------------------------------------
Total Return (%)                                                       16.67**
--------------------------------------------------------------------------------------

Ratios and Supplemental Data
--------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                192
--------------------------------------------------------------------------------------
Ratio of operating expenses to average daily net assets (%) (a)      --
--------------------------------------------------------------------------------------
Ratio of net investment income to average daily net assets (%)          2.96*
--------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                            24.3*
--------------------------------------------------------------------------------------
(a)This  portfolio  invests in other Scudder  funds,  and although the portfolio did not incur any direct expenses for the period,  the portfolio did bear its
   share  of  the  operating,   administrative  and  advisory  expenses  of  the
   underlying Scudder funds.
*  Annualized
** Not annualized
--------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

[TO BE UPDATED]

GROWTH PORTFOLIO

--------------------------------------------------------------------------------------
                                                                    For the Period
                                                                   November 15, 1996
                                                                   (commencement of
Per-share data                                                      operations) to
                                                                  September 30, 1997
--------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $ 12.00
--------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                                    .29
--------------------------------------------------------------------------------------
Net realized and unrealized gain on investment transactions             2.15
--------------------------------------------------------------------------------------
Total from investment operations                                        2.44
--------------------------------------------------------------------------------------
Less distributions:
From net investment income                                              (.16)
--------------------------------------------------------------------------------------
From net realized gain on investments                                   (.13)
--------------------------------------------------------------------------------------
Total distributions                                                     (.29)
--------------------------------------------------------------------------------------
Net asset value, end of period                                       $ 14.15
--------------------------------------------------------------------------------------
Total Return (%)                                                       20.79**
--------------------------------------------------------------------------------------

Ratios and Supplemental Data
--------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                 50
--------------------------------------------------------------------------------------
Ratio of operating expenses to average daily net assets (%) (a)      --
--------------------------------------------------------------------------------------
Ratio of net investment income to average daily net assets (%)          2.09*
--------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                            15.1*
--------------------------------------------------------------------------------------
(a)This  portfolio  invests in other Scudder  funds,  and although the portfolio did not incur any direct expenses for the period,  the portfolio did bear its
   share  of  the  operating,   administrative  and  advisory  expenses  of  the
   underlying Scudder funds.
*  Annualized
** Not annualized
--------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

[TO BE UPDATED]

INTERNATIONAL PORTFOLIO

-------------------------------------------------------------------------------------
                                                                    For the Period
                                                                  November 15, 1996
                                                                   (commencement of
Per-share data                                                      operations) to
                                                                  September 30, 1997
-------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $ 12.00
-------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                                    .31
-------------------------------------------------------------------------------------
Net realized and unrealized gain on investment transactions             1.63(a)
-------------------------------------------------------------------------------------
Total from investment operations                                        1.94
-------------------------------------------------------------------------------------
Less distributions:
From net investment income                                              (.25)
-------------------------------------------------------------------------------------
From net realized gain on investments                                   (.10)
-------------------------------------------------------------------------------------
Total distributions                                                     (.35)
-------------------------------------------------------------------------------------
Net asset value, end of period                                       $ 13.59
-------------------------------------------------------------------------------------
Total Return (%)                                                       16.58**
-------------------------------------------------------------------------------------

Ratios and Supplemental Data
-------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                 12
-------------------------------------------------------------------------------------
Ratio of operating expenses to average daily net assets (%)(b)       --
-------------------------------------------------------------------------------------
Ratio of net investment income to average daily net assets (%)          1.23*
-------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                            35.1*
-------------------------------------------------------------------------------------
(a)The amount  shown for a share  outstanding  throughout  the  period  does not accord  with the change in the  aggregate  gains and losses in the  portfolio securities  during the period because of the timing of sales and  repurchases of  portfolio  shares in relation to  fluctuating  market  values  during the period.
(b)This  portfolio  invests in other Scudder  funds,  and although the portfolio did not incur any direct expenses for the period,  the portfolio did bear its
   share  of  the  operating,   administrative  and  advisory  expenses  of  the
   underlying Scudder funds.
*  Annualized
** Not annualized
-------------------------------------------------------------------------------------

ABOUT THE PORTFOLIOS

PRINCIPAL STRATEGIES, INVESTMENTS AND RELATED RISKS
Principal strategies and investments

Each portfolio takes a diversified approach to achieve its objective by allocating its assets among up to 10 underlying Scudder funds. These underlying funds fall within three broad categories: equity funds (domestic and international), bond funds (domestic and international) and money market funds. (See "Underlying Scudder Funds" for a brief description of the available funds.) The primary difference among the portfolios is their asset allocations among these underlying funds. The portfolios invest within the following investment ranges (ranges are expressed in terms of total assets):

o Pathway Conservative Portfolio invests 40-80% in bond funds, 20-50% in equity funds and 0-15% in a money market fund, cash or cash equivalents. This portfolio invests primarily in Scudder domestic and global bond funds, and to a lesser extent, equity funds. This combination of investments attempts to provide income and modest growth for its shareholders.

o Pathway Balanced Portfolio invests 40-70% in equity funds, 25-60% in bond funds and 0-10% in a money market fund, cash or cash equivalents. This portfolio invests primarily in Scudder domestic and global equity and bond funds in attempting to provide its shareholders with a blend of current income and increased capital.

o Pathway Growth Portfolio invests 60-90% in equity funds, 10-40% in bond funds and 0-5% in a money market fund, cash or cash equivalents. This portfolio pursues long term growth by investing in Scudder's growth-oriented equity funds, and to a lesser extent, bond funds, which have the potential for capital appreciation as well as income.

o Pathway International Portfolio invests 60-100% in equity funds, 10-40% in bond funds and 0-20% in a money market fund, cash or cash equivalents. In pursuing maximum total return (i.e., capital growth and income), this portfolio invests in a select mix of Scudder's international and global funds. At least 65% of this portfolio's total assets will be invested in underlying funds investing primarily in non-domestic securities.

Each portfolio management team uses fundamental and quantitative research to determine the appropriate underlying funds in which to invest and the percentage of the portfolio's assets to commit to each of these underlying funds. This analysis looks at business and financial data of global economies and capital markets, as well as companies, industries and regions throughout the world in order to determine the appropriate investment mix for each portfolio. A portfolio may modify its investment allocation in the underlying funds in response to changing market conditions, to maintain or change the percentages of the investment mix, or to accommodate purchases and sales of its shares.

From time to time, each portfolio may invest, without limit, in cash and cash equivalents for temporary defensive purposes. Because this defensive policy differs from each portfolio's investment objective, a portfolio may not achieve its goals during a defensive period.

Except as otherwise indicated, each portfolio's investment objective and policies may be changed without a vote of shareholders.

More information about investments and strategies of the portfolios is provided in the Statement of Additional Information. Of course, there can be no guarantee that by following its particular strategies, a portfolio will achieve its objective.

RELATED RISKS

Each portfolio's risks are directly related to the risks of the securities held by the underlying Scudder funds, as well as the proportion of the portfolio's assets invested in each of these underlying funds. The principal risks of the securities held by underlying Scudder funds include the following:

Stock Market Risk. The value of stocks will go up and down and it is possible that an investment in the stock market will lose money.

Compared to other classes of financial assets, such as bonds or cash equivalents, stocks have historically offered the greatest potential for gain on your investment. However, the market value of stocks can fluctuate significantly, reflecting such things as the business performance of the issuing company, investors' perceptions of the company or the overall stock market and general economic or financial market movements. Smaller companies are especially sensitive to these factors and may even become valueless.

Bond Market Risk. The principal risks involved with investments in bonds include interest rate risk, credit risk and pre-payment risk. Interest rate risk refers to the likely decline in the value of bonds as interest rates rise. Bonds with longer maturities are more sensitive to these interest rate changes. Credit risk refers to the risk that an issuer of a bond may default with respect to the payment of principal and interest. The lower a bond is rated, the more it is considered to be a speculative or risky investment. Pre-payment risk is associated with pooled debt securities, such as mortgage-backed securities and asset-backed securities. When the underlying assets (such as mortgages), are prepaid ahead of schedule, the return on the security will be lower than expected. Pre-payment usually increases when interest rates are falling.

Foreign Securities Risk. Each of the underlying funds (except for Scudder Cash Investment Trust) may invest in foreign securities. Investing in foreign securities involves risks in addition to those associated with investing in the U.S. To the extent that investments are denominated in foreign currencies, adverse changes to the value of foreign currencies may have a significant negative effect on returns from these investments. Investing in foreign securities also has an increased risk of political and economic instability. These risks are even more prevalent with regard to investments in emerging markets.

Other risks of investing in foreign securities include limited information, higher brokerage costs, different accounting standards and thinner trading markets as compared to U.S. markets.

Inflation Risk. There is a possibility that the rising prices of goods and services may have the effect of offsetting a fund's real return. This is likely to have a greater impact on the returns of bond funds and money market funds, which historically have had more modest gains in comparison to equity funds.

Manager's Risk. There is a risk that an underlying fund may not achieve its objective because its portfolio management team may not effectively execute the underlying fund's investment strategies.

UNDERLYING SCUDDER FUNDS

The portfolios may invest in the following Scudder funds:

Equity Funds

Scudder Classic Growth Fund (not available for the International portfolio) seeks to provide long-term growth of capital with reduced share price volatility compared to other growth mutual funds. Under normal market conditions, the fund invests primarily in a diversified portfolio of common stocks. The fund focuses on high quality, medium- to large- sized U.S. companies with leading competitive positions. In addition, the fund looks for companies with strong and sustainable earnings growth, a proven ability to add value over time, and reasonable stock market valuations.

Scudder Development Fund (not available for the International portfolio) seeks long-term growth of capital by investing primarily in medium-size companies with the potential for sustaining above-average earnings growth. The fund generally invests in equity securities, including common stocks and convertible securities, of small and medium-size companies, commonly referred to as emerging growth companies, that appear to have above-average earnings growth potential and/or may receive greater market recognition.

Scudder Emerging Markets Growth Fund seeks long-term growth of capital primarily through equity investment in emerging markets around the globe. The fund will invest in the Asia-Pacific region, Latin America, less developed nations in Europe, the Middle East and Africa, focusing investments in countries and regions where there appears to be the best value and appreciation potential, subject to considerations of portfolio diversification and liquidity. At least 65% of the fund's total assets will be invested in the equity securities of emerging market issuers.

Scudder Global Discovery Fund seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world. The fund generally invests in small, rapidly growing companies that offer the potential for above-average returns relative to larger companies, yet are frequently overlooked and thus undervalued by the market.

Scudder Global Fund seeks long-term growth of capital through a diversified portfolio of marketable securities, primarily equity securities, including common stocks, preferred stocks, and debt securities convertible into common stocks. The fund invests in companies that appear to have the potential to benefit from global economic trends, promising technologies or products and specific country opportunities resulting from changing geopolitical, currency or economic relationships. It is expected that investments will be spread broadly around the world.

Scudder Gold Fund seeks maximum return (principal change and income) consistent with investing in a portfolio of gold-related equity securities and gold. When making portfolio investments, the fund emphasizes the potential for growth of the proposed investment, although it may also consider the income generating capacity of a stock as one factor among others in evaluating investment opportunities. Under normal market conditions, the fund invests at least 65% of its total assets in the following: equity securities of U.S. and foreign companies primarily engaged in the exploration, mining, fabrication, processing or distribution of gold; gold bullion; and gold coins.

Scudder Greater Europe Growth Fund seeks long-term growth of capital through investments primarily in the equity securities of European companies. Although its focus is on long-term growth, the fund may provide current income principally through holdings in dividend-paying securities. The fund invests, under normal market conditions, at least 80% of its total assets in the equity securities of these European companies.

Scudder Growth and Income Fund (not available for the International portfolio) seeks long-term growth of capital, current income and growth of income. The fund invests primarily in common stocks, preferred stocks and securities convertible into common stocks of companies which offer the prospect for growth of earnings while paying current dividends. Many of these companies are mainstays of the U.S. economy.

Scudder International Fund seeks long-term growth of capital primarily from foreign equity securities. The fund generally invests in equity securities of established companies, listed on foreign exchanges. The fund intends to diversify investments among several countries and to have represented in the portfolio, in substantial proportions, business activities in not less than three different countries other than the U.S.

Scudder International Growth and Income Fund seeks long-term growth of capital and current income primarily from foreign equity securities. The fund invests generally in common stocks of established companies listed on foreign exchanges, which offer prospects for growth of earnings while paying relatively high current dividends. The fund intends to diversify investments among several countries and normally to have investments in securities of at least three different countries other than the U.S.

Scudder Large Company Growth Fund (not available for the International portfolio) seeks to provide long-term growth of capital through investment primarily in the equity securities of seasoned, financially strong U.S. growth companies. The fund invests primarily in the equity securities issued by large-sized domestic companies that offer above-average appreciation potential. The fund utilizes a combination of qualitative and quantitative research techniques to identify companies that have above-average quality and growth characteristics and that are deemed to be selling at attractive market valuations.

Scudder Large Company Value Fund (not available for the International portfolio) seeks to maximize long-term capital appreciation through a value-driven investment program. The fund invests at least 65% of its assets in the equity securities of large U.S. Companies, i.e., those with $1 billion or more in total market capitalization. The fund looks for companies whose securities appear to present a favorable relationship between market price and opportunity.

Scudder Latin America Fund seeks to provide long-term capital appreciation through investment primarily in the securities of Latin American issuers. The fund attempts to benefit from economic and political trends emerging throughout Latin America. At least 65% of the fund's total assets will be invested in the securities of Latin American issuers, and 50% of the fund's total assets will be invested in Latin American equity securities. The fund intends to allocate investments among at least three countries at all times.

Scudder Micro Cap Fund (not available for the International portfolio) seeks long-term growth of capital. The fund invests, under normal market conditions, at least 80% of its assets in common stocks issued by U.S. micro-capitalization companies. The fund is actively managed using a quantitative, value-oriented investment approach. The median market capitalization of the fund's portfolio is not expected to exceed $125 million.

Scudder Pacific Opportunities Fund seeks long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan. The fund's investment program focuses on the smaller, emerging markets in this region of the world. The fund seeks to identify companies with favorable potential for appreciation through growing earnings or market recognition over time.

Scudder Small Company Value Fund (not available for the International portfolio) invests for long-term growth of capital by seeking out undervalued stocks of small U.S. companies. The fund is actively managed using a disciplined, value-oriented investment management approach. In addition, the fund takes a diversified approach to investing in small capitalization issues, often participating in over 100 small companies representing a variety of U.S. industries.

Scudder 21st Century Growth Fund (not available for the International portfolio) seeks long-term growth of capital by investing primarily in the securities of emerging growth companies poised to be leaders in the 21st century. The fund generally invests in equity securities, including common stocks and convertible securities, of relatively small or little-known companies with market capitalizations typically below $750 million. The fund may continue to hold securities of companies that have grown in market capitalization above $750 million, but will generally not add to these holdings.

Scudder Value Fund (not available for the International portfolio) seeks long-term growth of capital through investment in undervalued equity securities. The fund invests primarily in the equity securities of medium- to large-size domestic companies with annual revenues or market capitalization of at least $600 million. The fund uses in-depth fundamental research and a proprietary computerized quantitative model to identify companies that are currently undervalued in relation to current and estimated future earnings and dividends.

The Japan Fund, Inc. seeks long-term capital appreciation by investing primarily in equity securities (including American Depositary Receipts) of Japanese companies. Under normal market conditions, the fund invests at least 80% of its assets in Japanese securities, that is, securities issued by entities that are organized under the laws of Japan, securities of affiliates of these Japanese companies, wherever organized or traded, and securities of issuers not organized under the laws of Japan but deriving 50% or more of their revenues from Japan. The fund currently intends to focus its investments in select Japanese companies, whether large or small, that have an active market for their shares and that show a potential for greater-than average growth.

Bond Funds

Scudder Corporate Bond Fund (not available for the International portfolio) seeks a high level of current income through investment primarily in investment-grade corporate debt securities. The fund invests, under normal market conditions, mat least 65% of its total assets in investment-grade debt
securities.   The  fund  focuses  its
investments in securities issued by investment-grade companies that are established in their industries, have stable cash flows and strong balance sheets.

Scudder Emerging Markets Income Fund has dual investment objectives. The fund's primary investment objective is to provide investors with high current income. As a secondary objective, the fund seeks long-term capital appreciation. In pursuing these goals, the fund invests primarily in high-yielding debt securities issued by governments and corporations in emerging markets.

Scudder Global Bond Fund seeks to provide total return with an emphasis on current income by investing primarily in high-grade bonds denominated in foreign currencies and the U.S. dollar. As a secondary objective, the fund seeks capital appreciation. The fund invests in a managed portfolio of high-grade intermediate- and long-term bonds denominated in the U.S. dollar and foreign currencies, including bonds denominated in the European Currency Unit. The intends to select its investments from a number of country and market sectors.

Scudder GNMA Fund (not available for the International portfolio) seeks high current income primarily from U.S. Government guaranteed mortgage-backed securities. The fund invests primarily in mortgage-backed securities issued or guaranteed by the Government National Mortgage Association ("GNMA" or "Ginnie Mae"). Under normal circumstances, GNMA securities are expected to provide higher yields than U.S. Treasury securities of similar maturities.

Scudder High Yield Bond Fund (not available for the International portfolio) seeks a high level of current income, and secondarily, capital appreciation through investment primarily in below investment-grade domestic debt securities. While the fund's primary investment objective is high current income, it also pursues capital appreciation. The fund invests, under normal market conditions, at least 65% of its total assets in high yield, below investment-grade domestic debt securities. The fund invests primarily in medium- and long-term fixed-income securities.

Scudder Income Fund (not available for the International portfolio) seeks a high level of income, consistent with the prudent investment of capital, through a flexible investment program emphasizing high-grade bonds. The fund invests primarily in a broad range of high-grade, income-producing securities such as corporate bonds and government securities. The majority of the fund's assets are usually invested intermediate- and long-term fixed-income securities.

Scudder International Bond Fund seeks to provide income primarily by investing in a managed portfolio of high-grade international bonds. As a secondary objective, the fund seeks protection and possible enhancement of principal value by actively managing currency, bond market and maturity exposure and by security selection. The fund invests primarily in a managed portfolio of high-grade international bonds that are denominated in foreign currencies, including bonds denominated in the European Currency Unit.

Scudder Short Term Bond Fund seeks to provide a high level of income consistent with a high degree of principal stability by investing primarily in high quality, short-term bonds. The fund invests at least 65% of its net assets in a managed portfolio of bonds consisting of: U.S. government securities including bonds, notes and bills issued by the U. S. Treasury, and securities issued by agencies and instrumentalities of the U.S. government; corporate debt securities, such as bonds, notes and debentures; mortgage-backed securities; and other asset-backed securities.

Money Market Fund

Scudder Cash Investment Trust seeks to maintain stability of capital and, consist therewith, to maintain liquidity of capital and to provide current income. The fund also seeks to maintain a constant net asset value of $1.00 per share and declare dividends daily. The fund purchases U.S. dollar-denominated securities with remaining maturities of 397 calendar days or less, except in the case of U.S. Government securities which may have remaining maturities of 762 calendar days or less.

A MESSAGE FROM THE PRESIDENT

Scudder Kemper Investments, Inc., investment adviser to the Scudder Family of Funds, is one of the largest and most experienced investment management organizations worldwide. We are one of the ten largest mutual fund companies in the U.S., managing more than $230 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, and private family and individual accounts.

We offered America's first no-load mutual fund in 1928, and today the Scudder Family of Funds includes over 50 no-load mutual fund portfolios or classes of shares. We also manage mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund and numerous other open- and closed-end funds that invest in this country and other countries around the world.

The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds: IRAs, 401(k)s, Keoghs and other retirement plans are also available.

Services available to shareholders include toll-free access to professional representatives, easy exchange among the Scudder Family of Funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Investor Centers.

The Scudder Family of Funds is offered without charges to purchase or redeem shares or to exchange from one fund to another. There are no distribution (12b-1) fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.

INVESTMENT ADVISER

Each  portfolio  retains  the  investment  management  firm  of  Scudder  Kemper
Investments, Inc. (the "Adviser"), Two International Place, Boston, MA, to manage each portfolio's daily investment and business affairs subject to the policies established by the Board of Trustees. The Adviser actively manages your investment in the portfolio. Professional management can be an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

Each portfolio is managed by a team of investment professionals, who each play an important role in the portfolio's management process. Team members work together to develop investment strategies and select underlying Scudder funds for the portfolio. They are supported by the Adviser's large staff of economists, research analysts, traders and other investment specialists who work in the Adviser's offices across the United Stated and abroad. The Adviser believes its team approach benefits portfolio investors by bringing together many disciplines and leveraging its extensive resources.

PORTFOLIO MANAGEMENT

The following investment professionals are associated with each portfolio as indicated:

--------------------------------------------------------------------------------------
                              Joined the
Name and Title                 Portfolio   Responsibilities and Background
--------------------------------------------------------------------------------------
Benjamin W. Thorndike            1996      Mr. Thorndike, who joined the Adviser as
Lead Manager                               a portfolio manager in 1983, will develop
                                           portfolio   strategy   utilizing  the
                                           research,   analysis   and   guidance
                                           provided  by  other  members  of  the
                                           investment   team.  Since  1986,  Mr.
                                           Thorndike  has served as a  portfolio
                                           manager for Scudder Growth and Income
                                           Fund,   and  has  over  18  years  of
                                           investment experience.
--------------------------------------------------------------------------------------
Cornelia M. Small                1996      Ms. Small is Director of Global Equity
Manager                                    Investments and Chairman of the Capital
                                           Markets Group.  She has also served as
                                           Director of Global Equity Research.
--------------------------------------------------------------------------------------


                                       22

--------------------------------------------------------------------------------------
                              Joined the
Name and Title                 Portfolio   Responsibilities and Background
--------------------------------------------------------------------------------------
Margaret D. (Peg) Hadzima        1996      Ms. Hadzima is Director of the Adviser's
Manager                                    Institutional Group, which includes a
                                           focus on asset allocation strategy.  She
                                           has over 24 years of experience in
                                           fixed-income investing during which she
                                           has served as Director of Global Bond
                                           Research and Chairman of Global Bond
                                           Strategy.
--------------------------------------------------------------------------------------
Philip S. Fortuna                1996      Mr. Fortuna, who joined the Adviser in
Manager                                    1986 as manager of institutional equity
                                           accounts, has served as Director of
                                           Quantitative Research and Director of
                                           Investment Operations.  Mr. Fortuna is a
                                           Lead Portfolio Manager for both Scudder
                                           Small Company Value Fund and Scudder
                                           Micro Cap Fund.
--------------------------------------------------------------------------------------
Maureen F. Allyn                 1996      Ms. Allyn is the Adviser's Chief
Manager                                    Economist, a position she has held since
                                           1989, and is responsible for analyzing
                                           both the world and U.S. economies.
--------------------------------------------------------------------------------------

YEAR 2000 ISSUE

Like other mutual funds and financial and business organizations worldwide, the portfolios could be adversely affected if computer systems on which the portfolios rely, which primarily include those used by the Adviser, its affiliates or other service providers, are unable to correctly process date-related information on and after January 1, 2000. The risk is commonly called the Year 2000 issue. Failure to successfully address the Year 2000 issue could result in interruptions to and other material adverse effects on the portfolios' businesses and operations. The Adviser has commenced a review of the Year 2000 issue as it may affect the portfolios and is taking steps it believes are reasonably designed to address the Year 2000 issue, although there can be no assurances that these steps will be sufficient. In addition, there can be no assurances that the Year 2000 issue will not have an adverse effect on the companies whose securities are held by the portfolios or on global markets or economies generally.

EURO CONVERSION

The planned introduction of a new European currency, the Euro, may result in uncertainties for European securities in the markets in which they trade and with respect to the operation of those portfolios indirectly investing in these markets. Currently, the Euro is expected to be introduced on January 1, 1999 by eleven European countries that are members of the European Economic and Monetary Union (EMU). The introduction of the Euro will require the redenomination of European debt and equity securities over a period of time, which may result in various accounting differences and/or tax treatments that otherwise would not likely occur. Additional questions are raised by the fact that certain other EMU members, including the United Kingdom, will not officially be implementing the Euro on January 1, 1999. If the introduction of the Euro does not take place as planned, there could be negative effects, such as severe currency fluctuations and market disruptions.

The Adviser is working to address Euro-related issues and understands that other key service providers are taking similar steps. However, at this time no one knows precisely what the degree of impact will be. To the extent that the market impact or effect on a portfolio holding is negative, it could hurt the portfolio's performance.

DISTRIBUTIONS

Dividends and capital gains distributions

The Conservative Portfolio and the Balanced Portfolio intend to distribute dividends from its net investment income quarterly, in March, June, September and December, while the Growth Portfolio and the International Portfolio intend to distribute these dividends annually, in November or December. Each portfolio intends to distribute net realized capital gains after utilization of capital loss carryforwards, if any, in November or December. An additional distribution may be made at a later date, if necessary.

Any dividends or capital gains distributions declared in October, November or December with a record date in such month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared.

A shareholder may choose to receive distributions in cash or have them reinvested in additional shares of a portfolio. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account. Distributions are generally taxable, whether received in cash or reinvested. Exchanges among portfolios are also taxable events.

TAXES

Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable to shareholders as long-term capital gains, regardless of the length of time shareholders have owned shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. Distributions received by a portfolio from an underlying fund generally will be ordinary income dividends, includable in that portfolio's net investment income, if paid from the underlying fund's net investment income, short-term capital gains or other taxable income. Distributions paid from an underlying fund's long-term capital gains, however, generally will be treated by a portfolio as long-term capital gains. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations.

Unless your investment is in a tax-deferred account, you may want to avoid investing a large amount close to the date of a portfolio's distribution because you may receive part of your investment back as a taxable distribution.

Each portfolio sends detailed tax information to its shareholders about the amount and type of its distributions by January 31 of the following year.

ABOUT YOUR INVESTMENT

TRANSACTION INFORMATION

Share price

Scudder Fund Accounting Corporation determines the net asset value per share of a portfolio as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. eastern time, on each day the Exchange is open for trading. Net asset value per share is calculated by dividing the value of total portfolio assets, less all liabilities, by the total number of shares outstanding. Market prices are used to determine the value of a portfolio's assets, but when no reliable market quotations are available, a portfolio may use valuation procedures established by its Board of Trustees.

To the extent that the underlying Scudder funds invest in foreign securities, these securities may be listed on foreign exchanges that trade on days when the portfolios do not price their shares. As a result, the net asset value of a portfolio may change at a time when shareholders are not able to purchase or redeem their shares.

Processing time

All purchase and redemption requests received in good order at the portfolios' transfer agent by the close of regular trading on the Exchange are executed at the net asset value per share calculated at the close of trading that day. All other requests that are in good order will be executed the following business day.

Signature guarantees

A signature guarantee is required for redemptions over $100,000. You can obtain one from most brokerage houses and financial institutions, although not from a notary public. The portfolios will normally send redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase restrictions

Purchases and sales should be made for long-term investment purposes only. The Trust and Scudder Investor Services, Inc. each reserves the right to reject purchases of portfolio shares (including exchanges) for any reason including when there is evidence of a pattern of frequent purchases and sales made in response to short-term fluctuations in a portfolio's share price.

Minimum balances

Generally, shareholders who maintain a non-fiduciary account balance of less than $2,500 in a portfolio and have not established an automatic investment plan will be assessed an annual $10.00 per portfolio charge; this fee is paid to the portfolio. Each portfolio reserves the right, following 60 days written notice to shareholders, to redeem all shares in accounts that have a value below $1,000 where such a reduction has occurred due to a redemption, exchange or transfer out of the account.

Third party transactions

If you buy and sell shares of a portfolio through a member of the National Association of Securities Dealers, Inc. (other than Scudder Investor Services, Inc.), that member may charge a fee for that service.

BUYING AND SELLING SHARES

Please refer to the following charts for information on how to buy and sell portfolio shares. Additional information, including special investment features, may be found in the Shareholder Services Guide. For information about No-Fee IRAs, Roth IRAs and other retirement options, call Scudder Investor Relations at 1-800-225-2470. For information on establishing 401(k) and 403(b) plans, call Scudder Defined Contribution Services at 1-800-323-6105.

PURCHASES

To open an account

The minimum initial investment is $2,500; $1,000 for IRAs. Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums--see appropriate plan literature. Make checks payable to "The Scudder Funds."

--------------------------------------------------------------------------------------
By Mail         Send your completed and signed application and check

                  by regular mail to:       or by express, registered, or certified
                                            mail to:

                  The Scudder Funds         The Scudder Funds
                  P.O. Box 2291             66 Brooks Drive
                  Boston, MA                Braintree, MA  02184
                  02107-2291
--------------------------------------------------------------------------------------
By Wire         Call 1-800-225-5163 for instructions.
--------------------------------------------------------------------------------------
In Person       Visit  one of our  Investor  Centers  to  complete  your
                application with the help of a Scudder representative.  Investor
                Centers are located in Boca Raton, Boston, Chicago, New York and
                San Francisco.
--------------------------------------------------------------------------------------

To buy additional shares

The minimum additional  investment is $100; $50 for IRAs. Group retirement plans
(401(k), 403(b), etc.) have similar or lower minimums--see appropriate plan literature. Make checks payable to "The Scudder Funds."

--------------------------------------------------------------------------------------
By Mail          Send a check  with a Scudder  investment  slip,  or with a letter of  instruction  including  your account  number and the complete  portfolio  name, to the  appropriate  address  listed above.
--------------------------------------------------------------------------------------
By Wire          Call 1-800-225-5163 for instructions.
--------------------------------------------------------------------------------------
In Person        Visit one of our Investor Centers to make an additional investment in your Scudder fund account. Investor Center locations are listed above.
--------------------------------------------------------------------------------------
By Phone         Call 1-800-225-5163 for instructions.
--------------------------------------------------------------------------------------
By  Automatic    You may arrange to make  investments  of $50 or more on a regular
Investment       basis  through  automatic  deductions  from your bank  checking
Plan             account.
                 Please  call   1-800-225-5163   for  more  information  and  an
                 enrollment form.
--------------------------------------------------------------------------------------

EXCHANGES AND REDEMPTIONS

To exchange shares

The minimum investments are $2,500 to establish a new account and $100 to exchange among existing accounts.

--------------------------------------------------------------------------------------
By Telephone      To speak with a service representative, call 1-800-225-5163 from 8
                  a.m. to 8 p.m. eastern time. To access SAILTM, The Scudder
                  Automated Information Line, call 1-800-343-2890 (24 hours a day).
--------------------------------------------------------------------------------------
By Mail or Fax    Print or type your instructions and include:
                  -  the name of the portfolio or fund and the account number you are exchanging from;
                  - your name(s) and address as they appear on your account;
                  - the dollar amount or number of shares you wish to exchange;
                  - the name of the portfolio or fund you are exchanging into;
                  - your signature(s) as it appears on your account; and
                  - a daytime telephone number.
                  Send your instructions    or by express,          or by fax to:
                  by regular mail to:       registered, or
                                            certified mail to:

                  The Scudder Funds         The Scudder Funds       1-800-821-6234
                  P.O. Box 2291             66 Brooks Drive
                  Boston, MA 02107-2291     Braintree, MA  02184
--------------------------------------------------------------------------------------

To sell shares
--------------------------------------------------------------------------------------
By Telephone        To  speak  with a  service  representative,  call
                    1-800-225-5163 from 8 a.m. to 8 p.m. eastern time. To access
                    SAILTM,   The  Scudder  Automated   Information  Line,  call
                    1-800-343-2890  (24  hours a day).  You may have  redemption
                    proceeds  sent  to  your  predesignated  bank  account,   or
                    redemption  proceeds of up to $100,000  sent to your address of record.
--------------------------------------------------------------------------------------
By Mail or Fax      Send your instructions for redemption to the appropriate address or fax number above and include:
                    - the name of the portfolio or fund and account number you are redeeming from;
                    - your name(s) and address as they appear on your account;
                    - the dollar amount or number of shares you wish to redeem;
                    - your  signature(s) as it appears on your account;  and
                    - a daytime telephone number.
--------------------------------------------------------------------------------------
By Automatic        You may arrange to receive  automatic  cash payments  periodically.
Withdrawal Plan     Call 1-800-225-5163 for more information and an enrollment form.
--------------------------------------------------------------------------------------

INVESTMENT PRODUCTS AND SERVICES

The Scudder Family of Funds+
Money Market                                  U.S. Growth and Income
------------                                  ----------------------
Scudder U.S. Treasury Money Fund              Scudder Balanced Fund
Scudder Cash Investment Trust                 Scudder Dividend & Growth Fund
Scudder Money Market Series --                 Scudder Growth and Income Fund
  Prime Reserve Shares*                       Scudder S&P 500 Index Fund
  Premium  Shares*                            Scudder Real Estate Investment Fund
  Managed Shares*                             U.S. Growth
                                              -----------
Scudder Government Money Market               Value
  Series -- Managed Shares*                      Scudder Large Company Value  Fund
Tax Free Money Market+                          Scudder Value Fund***
----------------------
Scudder Tax Free Money Fund                     Scudder Small Company Value Fund
Scudder Tax Free  Money Market Series --         Scudder Micro Cap Fund
  Managed Shares*                             Growth
Scudder California Tax Free Money Fund**        Scudder Classic Growth Fund***
Scudder New York Tax Free Money Fund**          Scudder Large Company Growth Fund
Tax Free+                                       Scudder Development Fund
---------
Scudder Limited Term Tax Free Fund              Scudder 21st Century Growth Fund
Scudder Medium Term Tax Free Fund             Global Equity
                                              -------------
Scudder Managed Municipal Bonds               Worldwide
Scudder High Yield Tax Free Fund                Scudder Global Fund
Scudder California Tax Free Fund**              Scudder International Value Fund
Scudder Massachusetts Limited Term Tax Free     Scudder International Growth and
Fund**                                        Income Fund
Scudder Massachusetts Tax Free Fund**           Scudder International Fund++
Scudder New York Tax Free Fund**                Scudder International Growth Fund
Scudder Ohio Tax Free Fund**                    Scudder Global Discovery Fund***
Scudder Pennsylvania Tax Free Fund**            Scudder Emerging Markets Growth Fund
U.S. Income                                     Scudder Gold Fund
-----------
Scudder Short Term Bond Fund                  Regional
Scudder Zero Coupon 2000 Fund                   Scudder Greater Europe Growth Fund
Scudder GNMA Fund                               Scudder Pacific Opportunities Fund
Scudder Income Fund                             Scudder Latin America Fund
Scudder Corporate Bond Fund                     The Japan Fund, Inc.
Scudder High Yield Bond Fund                  Industry Sector Funds
                                              ---------------------
Global Income                                 Choice Series
-------------
Scudder Global Bond Fund                        Scudder Financial Services Fund
Scudder International Bond Fund                 Scudder Health Care Fund
Scudder Emerging Markets Income Fund            Scudder Technology Fund
Asset Allocation                              Preferred Series
----------------                              ----------------
Scudder Pathway Conservative Portfolio        Scudder Tax Managed Growth Fund
Scudder Pathway Balanced Portfolio            Scudder Tax Managed Small Company Fund
Scudder Pathway Growth Portfolio
Scudder Pathway International Portfolio

                                       29

Retirement Programs and Education accounts
Traditional IRA                         Scudder Horizon Plan **++(a variable annuity)
Roth IRA                                Education IRA
SEP-IRA                                 UGMA/UTMA
Keogh Plan
401(k), 403(b) Plans

Closed-end funds#
The Argentina Fund, Inc.                Scudder Global High Income Fund, Inc.
The Brazil Fund, Inc.                   Scudder New Asia Fund, Inc.
The Korea Fund, Inc.                    Scudder New Europe Fund, Inc.
Montgomery Street Income Securities,    Scudder Spain and Portugal Fund, Inc.
Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds or classes thereof may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the fund. **Not available in all states. ***Only the Scudder Shares of the fund are part of the Scudder Family of Funds. + +Only the International Shares of the fund are part of the Scudder Family of Funds. ++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various foreign stock exchanges.

Additional information about each portfolio may be found in the Statement of Additional Information, the Shareholder Service Guide and in shareholder reports. The Statement of Additional Information contains more detailed information on portfolio investments and operations. The Shareholder Service Guide contains more detailed information about purchases and sales of portfolio shares. The semiannual and annual shareholder reports contain a discussion of the market conditions and the investment strategies that significantly affected each portfolio's performance during the last fiscal year, as well as a listing of portfolio holdings and financial statements. These and other portfolio documents may be obtained without charge from the following sources:

--------------------------------------------------------------------------------------
By phone:                                         In person:
--------------------------------------------------------------------------------------
Call Scudder Investor Relations at 1-800-225-2470 Public Reference Room
or                                                Securities and Exchange Commission,
For existing Scudder investors, call the Scudder  Washington, D.C.
Automated Information Line (SAIL) at              (Call 1-800-SEC-0330
1-800-343-2890 (24 hours a day).                  for more information).
--------------------------------------------------------------------------------------
By mail:                                          By internet:
--------------------------------------------------------------------------------------
Scudder Investor Services, Inc.                   http://www.sec.gov
Two International Place Boston, MA 02110-4103     http://www.scudder.com
or
Public Reference Section Securities and Exchange
Commission, Washington, D.C. 20549-6009
(a duplication fee is charged)
--------------------------------------------------------------------------------------

The Statement of Additional Information is incorporated by reference into this prospectus (is legally a part of this prospectus).


Investment Company Act file number: 811-8606
Printed with SOYINK        Printed on recycled paper

                             SCUDDER PATHWAY SERIES
                             Two International Place
                           Boston, Massachusetts 02110

          Scudder Pathway Series is a professionally managed, open-end investment company which offers four investment portfolios.

                             CONSERVATIVE PORTFOLIO
                               BALANCED PORTFOLIO
                                GROWTH PORTFOLIO
                             INTERNATIONAL PORTFOLIO






--------------------------------------------------------------------------------



                       STATEMENT OF ADDITIONAL INFORMATION


                                 January 1, 1999




--------------------------------------------------------------------------------




         This combined Statement of Additional Information is not a prospectus . The combined prospectus of Scudder Pathway Series Portfolios dated January 1, 1999, as amended from time to time, may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.

         The Annual Report to Shareholders of each Portfolio dated August 31, 1998, is incorporated by reference and are hereby deemed to be part of this Statement of Additional Information.

                                        TABLE OF CONTENTS
                                                                                                                   Page


PATHWAY SERIES' INVESTMENT OBJECTIVES AND POLICIES....................................................................1
         General Investment Objectives and Policies...................................................................1
         Master/feeder Fund Structure.................................................................................2
         The Underlying Scudder Funds.................................................................................2
         Risk Factors of Underlying Scudder Funds....................................................................16
         Investment Restrictions of the Portfolios...................................................................16


PURCHASES............................................................................................................17
         Additional Information About Opening An Account.............................................................17
         Additional Information About Making Subsequent Investments..................................................18
         Additional Information About Making Subsequent Investments by QuickBuy......................................19
         Checks......................................................................................................19
         Wire Transfer of Federal Funds..............................................................................19
         Share Price.................................................................................................19
         Share Certificates..........................................................................................20
         Other Information...........................................................................................20

EXCHANGES AND REDEMPTIONS............................................................................................20
         Exchanges...................................................................................................20
         Redemption By Telephone.....................................................................................21
         Redemption by QuickSell.....................................................................................22
         Redemption by Mail or Fax...................................................................................22
         Redemption-in-Kind..........................................................................................23
         Other Information...........................................................................................23


FEATURES AND SERVICES OFFERED BY THE TRUST...........................................................................24
         The Pure No-Load(TM) Concept................................................................................24
         Internet access.............................................................................................25
         Dividends  and Capital  Gains Distribution Options..........................................................25
         Scudder Investor Centers....................................................................................26
         Reports to Shareholders.....................................................................................26
         Transaction Summaries.......................................................................................26


THE SCUDDER FAMILY OF FUNDS..........................................................................................26


SPECIAL PLAN ACCOUNTS................................................................................................31
         Scudder Retirement Plans:   Profit-Sharing and Money Purchase Pension Plans for
              Corporations and  Self-Employed Individuals............................................................32
         Scudder 401(k): Cash or Deferred  Profit-Sharing Plan for Corporations and
              Self-Employed Individuals..............................................................................32
         Scudder IRA:  Individual Retirement Account.................................................................32
         Scudder Roth IRA:  Individual Retirement Account............................................................33
         Scudder 403(b) Plan.........................................................................................33
         Automatic Withdrawal Plan...................................................................................34
         Group or Salary Deduction Plan..............................................................................34
         Automatic Investment Plan...................................................................................34
         Uniform Transfers/Gifts to Minors Act.......................................................................34


DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS............................................................................35

PERFORMANCE INFORMATION..............................................................................................35
         Average Annual Total Return.................................................................................35
         Cumulative Total Return.....................................................................................36
         SEC Yields of Conservative Portfolio and Balanced Portfolio.................................................36
         Total Return................................................................................................37
         Comparison of Fund Performance..............................................................................37

TRUST ORGANIZATION...................................................................................................41





                                       i

                                  TABLE OF CONTENTS (continued)
                                                                                                                    Page

INVESTMENT ADVISER...................................................................................................41
         Personal Investments by Employees of the Adviser............................................................44
         Management Fees of Underlying Scudder Funds.................................................................44

SPECIAL SERVICING AGREEMENT..........................................................................................45

TRUSTEES AND OFFICERS................................................................................................47

REMUNERATION.........................................................................................................49

DISTRIBUTOR..........................................................................................................49

TAXES................................................................................................................50
         Taxation of the Portfolios and Their Shareholders...........................................................50
         Taxation of the Underlying Scudder Funds....................................................................52

PORTFOLIO TRANSACTIONS...............................................................................................52
         Portfolio Turnover..........................................................................................52

NET ASSET VALUE......................................................................................................53


ADDITIONAL INFORMATION...............................................................................................53
         Experts.....................................................................................................53
         Other Information...........................................................................................54


FINANCIAL STATEMENTS.................................................................................................55

GLOSSARY

           SCUDDER PATHWAY SERIES' INVESTMENT OBJECTIVES AND POLICIES

            (See "Investment objectives and policies" and "Additional information about policies and investments" in the Portfolios' prospectuses.)


General Investment Objectives and Policies


         Scudder Pathway Series (the "Trust") is composed of six separate diversified portfolios (the "Portfolios"), four of which are currently offered, which invest primarily in existing, pure no-load(TM) Scudder Funds (the
"Underlying Scudder Funds"), according to well-defined investment objectives. The Portfolios may also invest in money market instruments to provide for redemptions and for temporary or defensive purposes. It is impossible to accurately predict how long such alternate strategies may be utilized. Each Portfolio offers a professionally managed, long-term investment program that can, with the exception of the "International Portfolio," serve as a complete investment program or as a core part of a larger portfolio. Achievement of each Portfolio's objective cannot be assured.

         The Portfolios are professionally managed portfolios which allocate their investments among select funds in the Scudder Family of Funds. Each Portfolio is designed for investors seeking a distinct investment style: a conservative investment approach ("Pathway Series: Conservative Portfolio"), a balance of growth and income ("Pathway Series: Balanced Portfolio"), growth of capital ("Pathway Series: Growth Portfolio"), or international exposure ("Pathway Series: International Portfolio"). The Portfolios have been created in response to increasing demand by mutual fund investors for a simple and effective means of structuring a diversified mutual fund investment program suited to their general needs. As has been well documented in the financial press, the proliferation of mutual funds over the last several years has left many investors confused and in search of a simpler means to manage their investments. Many mutual fund investors realize the value of diversifying their investments in a number of mutual funds (e.g., a money market fund for liquidity and price stability, a growth fund for long-term appreciation, an income fund for current income and relative safety of principal, an international fund for greater diversification), but need professional management to decide such questions as which mutual funds to select, how much of their assets to commit to each fund and when to allocate their selections. The Portfolios will allow investors to rely on Scudder Kemper Investments, Inc. (the "Adviser") to determine (within clearly explained parameters) the amount to invest in each of several Underlying Scudder Funds and the timing of such investments. The Portfolios may each borrow money for temporary, emergency or other purposes, including investment leverage purposes, as determined by the Trustees. The
Portfolios may each also enter into reverse repurchase agreements. The Investment Company Act of 1940 (the "1940 Act") requires borrowings to have 300% asset coverage.


         The investment objectives of the four Portfolios are as follows:

Conservative Portfolio

         The   Conservative   Portfolio  seeks  primarily   current  income  and
secondarily long-term growth of capital primarily through investment in a diversified mix of Underlying Scudder Funds.

Balanced Portfolio

         The Balanced Portfolio seeks a balance of growth and income primarily through investment in a diversified mix of Underlying Scudder Funds.

Growth Portfolio


         The Growth Portfolio seeks long-term growth of capital by investing in a select mix of Underlying Scudder Funds.


International Portfolio

         The International Portfolio seeks long-term growth of capital primarily through investment in a diversified mix of global and international Underlying Scudder Funds.

Master/feeder Fund Structure


         At a special meeting of shareholders, a majority of the shareholders of each Portfolio approved a proposal which gives the Board of Trustees the discretion to retain the current distribution arrangement for the Portfolio while investing in a master fund in a master/feeder fund structure as described below.


         A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

The Underlying Scudder Funds


         Each Portfolio will purchase or sell securities to: (a) accommodate purchases and sales of each Portfolio's shares, (b) change the percentages of each Portfolio's assets invested in each of the Underlying Scudder Funds in response to changing market conditions, and (c) maintain or modify the allocation of each Portfolio's assets in accordance with the investment mixes described below.

         Portfolio managers will allocate Portfolio assets among the Underlying Scudder Funds in accordance with predetermined percentage ranges, based on the Adviser's outlook for the financial markets, the world's economies and the relative performance potential of the Underlying Scudder Funds. The Underlying Scudder Funds have been selected to represent a broad spectrum of investment options for the Portfolios, subject to the following investment ranges:
(Conservative) 40-80% bond mutual funds, 20-50% equity mutual funds, 0-15% money market funds; (Balanced) 40-70% equity mutual funds, 25-60% bond mutual funds, 0-10% money market funds; (Growth) 60-90% equity mutual funds, 10-40% bond mutual funds, 0-5% money market funds; (International) 60-100% equity mutual funds, 0-40% bond mutual funds, 0-20% money market funds.


  ------------------------------------------------------------------------------------------------------------------------
     Conservative Portfolio           Balanced Portfolio             Growth Portfolio          International Portfolio
    Underlying Scudder Funds       Underlying Scudder Funds      Underlying Scudder Funds      Underlying Scudder Funds
    ------------------------       ------------------------      ------------------------      ------------------------

  Bond Mutual Funds                Equity Mutual Funds            Equity Mutual Funds           Equity Mutual Funds
  Scudder Corporate Bond Fund      Scudder Classic Growth Fund    Scudder Classic Growth Fund   Scudder Emerging Markets
  Scudder Emerging Markets         Scudder Development Fund       Scudder Development Fund         Growth Fund
     Income Fund                   Scudder Emerging Markets       Scudder Emerging  Markets     Scudder Global Discovery
  Scudder Global Bond Fund              Growth Fund                   Growth Fund                   Fund
  Scudder GNMA Fund                Scudder Global Discovery Fund  Scudder Global Discovery Fund Scudder Global Fund
  Scudder High Yield Bond Fund     Scudder Global Fund            Scudder Global Fund           Scudder Gold Fund
  Scudder Income Fund              Scudder Gold Fund              Scudder Gold Fund             Scudder Greater Europe
  Scudder International Bond       Scudder Greater Europe Growth  Scudder Greater Europe            Growth Fund
     Fund                               Fund                          Growth Fund               Scudder International Fund
  Scudder Short Term Bond Fund     Scudder Growth and Income      Scudder Growth and Income     Scudder International Growth and
  Equity Mutual Funds                   Fund                          Fund                          Income Fund
  Scudder Classic Growth Fund      Scudder International Fund     Scudder International Fund    Scudder Latin America Fund
  Scudder Development Fund         Scudder International Growth   Scudder International Growth  Scudder Pacific Opportunities
  Scudder Emerging Markets               and Income Fund              and Income Fund               Fund
     Growth Fund                   Scudder Large Company Growth   Scudder Large Company         The Japan Fund
  Scudder Global Discovery Fund         Fund                          Growth Fund               Bond Mutual Funds
  Scudder Global Fund              Scudder Large Company          Scudder Large Company Value   Scudder Emerging Markets
  Scudder Gold Fund                     Fund                          Value                          Income Fund
  Scudder Greater Europe           Scudder Latin America Fund     Scudder Latin America Fund    Scudder Global Bond Fund
     Growth Fund                   Scudder Micro Cap Fund         Scudder Micro Cap Fund        Scudder International Bond
  Scudder Growth and Income        Scudder Pacific Opportunities  Scudder Pacific Opportunities     Fund
     Fund                               Fund                          Fund                      Scudder Short Term Bond
  Scudder International Fund       Scudder Small Company Value    Scudder Small Company Value       Fund
  Scudder International Growth          Fund                          Fund                      Money Market Fund



                                       2


     and Income Fund               Scudder 21st Century Growth    Scudder 21st Century Growth  Scudder Cash Investment
  Scudder Large Company Growth          Fund                           Fund                     Trust
     Fund                          Scudder Value Fund             Scudder Value Fund
  Scudder Large Company Value      The Japan Fund                 The Japan Fund
     Fund                          Bond Mutual Funds              Bond Mutual Funds
  Scudder Latin America Fund       Scudder Corporate Bond Fund    Scudder Corporate Bond Fund
  Scudder Micro Cap Fund           Scudder Emerging Markets       Scudder Emerging Markets
  Scudder Pacific Opportunities         Income Fund                   Income Fund
     Fund                          Scudder Global Bond Fund       Scudder Global Bond Fund
  Scudder Small Company Value      Scudder GNMA Fund              Scudder GNMA Fund
     Fund                          Scudder High Yield Bond Fund   Scudder High Yield Bond Fund
  Scudder 21st Century Growth      Scudder Income Fund            Scudder Income Fund
     Fund                          Scudder International Bond     Scudder International Bond
  Scudder Value Fund                    Fund                          Fund
  The Japan Fund                   Scudder Short Term Bond Fund   Scudder Short Term Bond Fund
  Money Market Fund                Money Market Fund              Money Market Fund
  Scudder Cash Investment Trust    Scudder Cash Investment Trust  Scudder Cash Investment Trust


  ------------------------------------------------------------------------------------------------------------------------


         The following Underlying Scudder Fund is the money market fund in which the Portfolios may invest and will likely serve as the primary cash reserve portion of each Portfolio.

         Scudder Cash Investment Trust (SCIT) seeks to maintain stability of capital and, consistent therewith, to maintain liquidity of capital and to provide current income. The Fund seeks to achieve its objectives by investing in money market securities. The Fund seeks to maintain a constant net asset value of $1.00 per share and declares dividends daily. There can be no assurance that the stable net asset value will be maintained and shares of the Fund are not insured or guaranteed by the U.S. Government. The Fund purchases domestic and foreign U.S. dollar-denominated money market securities. All of the Fund's portfolio securities must meet certain quality criteria at the time of purchase. Generally, the Fund may purchase only securities which are rated, or issued by a company with comparable securities rated, within the two highest quality rating categories of one or more of the following rating agencies: Moody's Investors
Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P") and Fitch Investors Service, Inc. ("Fitch"). The maturity of each investment in the Fund's portfolio is 397 calendar days or less, except in the case of U.S. Government securities which may have maturities of up to 762 calendar days or less. The dollar-weighted average maturity of the Fund's portfolio investments varies with money market conditions, but is always 90 days or less. As a money market fund with a short-term maturity, the Fund's income fluctuates with changes in interest rates but its price is expected to remain fixed at $1.00 per share.

         SCIT may invest in short-term securities consisting of: obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; obligations of supranational organizations such as the International Bank for Reconstruction and Development (the World Bank); obligations of domestic banks and foreign branches of domestic banks, including bankers' acceptances, certificates of deposit, deposit notes and time deposits; and obligations of savings and loan institutions.

         SCIT may also invest in: instruments whose credit has been enhanced by banks (letters of credit), insurance companies (surety bonds) or other corporate entities (corporate guarantees); corporate obligations, including commercial paper, notes, bonds, loans and loan participations; securities with variable or floating interest rates; when-issued securities, asset-backed securities, including certificates, participations and notes; municipal securities, including notes, bonds and participation interests, either taxable or tax free; and illiquid securities. SCIT has adopted 144a procedures for the valuation of illiquid securities.

         In addition, SCIT may invest in repurchase agreement and securities with put features.


         The following Underlying Scudder Funds are bond mutual funds which seek to provide current income.


         Scudder Corporate Bond Fund: seeks a high level of current income through investment primarily in investment- grade corporate debt securities. The Fund invests in a broad range of investment-grade, income producing securities and, to a lesser extent, below investment-grade bonds. The Fund is designed as a long-term investment for shareholders who can bear some credit, interest rate, and other bond market risks in exchange for the potential for high current income.

         The Fund invests, under normal market conditions, at least 65% of its total assets in investment-grade debt securities. Investment- grade securities are those that are rated Aaa, Aa, A, or Baa by Moody's Investors Service, Inc. ("Moody's") or AAA, AA, A, or BBB by Standard & Poor's Corporation ("S&P"), or if unrated, are of equivalent quality as determined by the Fund's investment adviser, Scudder Kemper Investments, Inc. (the "Adviser"). In addition, the Fund may invest up to 35% of its net assets in high yield, below investment-grade securities. Below investment-grade securities are those rated lower than Baa or BBB. Below investment-grade securities are considered predominantly speculative with respect to their capacity to pay interest and repay principal. They generally involve a greater risk of default and, at times, can have more price volatility than higher rated securities.

         Scudder Corporate Bond Fund invests primarily in intermediate-term corporate bonds, but can also hold short-term and long-term issues. The dollar-weighted average maturity of the Fund's portfolio is expected to range from five to ten years. Longer-term bonds generally are more volatile than bonds with shorter maturities. While the Fund emphasizes corporate bonds and notes, it can also invest in U.S. Treasury and Agency securities, convertible and preferred securities, debt securities issued by real estate investment trusts ("REITs"), dollar rolls, trust preferred securities, mortgage-backed and other asset-backed securities, zero coupon securities, dollar-denominated debt of international agencies or investment-grade foreign institutions, American Depositary Receipts and other depositary receipts, and money market instruments such as commercial paper, bankers acceptances, and certificates of deposit issued by domestic and foreign branches of U.S. banks. The Fund may invest up to 20% of total assets in foreign debt securities denominated in currencies other than the U.S. dollar. While it is anticipated that the majority of the Fund's foreign investments will be denominated in the U.S. dollar, the Fund may invest, within the aforementioned limit, in foreign bonds denominated in local currencies, including those issued in emerging markets. The Fund considers "emerging markets" to include any country that is defined as an emerging or developing economy by any one of the International Bank for Reconstruction and Development (i.e., the World Bank), the International Finance Corporation or the United Nations or its authorities. The Fund may also invest in when-issued securities, indexed securities, repurchase agreements, reverse repurchase agreements, illiquid securities, and may engage in strategic transactions.

         For temporary defensive purposes, Scudder Corporate Bond Fund may invest all or a substantial portion of its assets in money market and short-term instruments when the Adviser deems such a position advisable in light of economic or market conditions. It is impossible to predict accurately how long such a defensive strategy may be utilized.

Investment strategy

         Scudder Corporate Bond Fund is designed to provide investors with a high level of monthly income. In pursuit of this objective, the Adviser seeks to construct a diversified portfolio of primarily investment-grade corporate bonds, and to a lesser extent, below investment-grade corporate bonds. The Adviser carefully monitors business and economic conditions in the U.S. and abroad and conducts its own research to identify attractive industry sectors and companies. In addition, the Adviser utilizes the ratings and analysis provided by the major rating agencies such as Moody's and S&P.

         Scudder Corporate Bond Fund will focus its investments in securities issued by investment-grade companies that are established in their industries, have stable cash flows and strong balance sheets. The Adviser will also invest, to a lesser extent, in corporate securities that are rated below investment-grade. Investing in high yielding, lower quality bonds involves various types of risks, including the risk of default; that is, the chance that issuers of bonds held in the portfolio will not make timely payment of either interest or principal. In comparison to investing in higher quality issues, high yield bond investors may be rewarded for the additional risks of high yield bonds through higher interest payments. The Adviser seeks to manage the risks of investing in below investment-grade company securities by using a research intensive process to identify companies that have, among other qualities, improving business prospects, positive credit trends, and growing cash flows.

         The Adviser will invest in securities of a variety of maturities including short-term (bonds with maturities of less than five years), intermediate-term (bonds with maturities between five and ten years), and long-term (bonds with maturities greater than ten years). The Fund will invest primarily in intermediate-term bonds and the Fund's portfolio is expected to have a dollar-weighted average maturity of five to ten years.

         Scudder Emerging Markets Income Fund is a non-diversified investment company which seeks to provide high current income. As a secondary objective, the Fund seeks long-term capital appreciation. In pursuing these goals, the Fund invests at least 50% of its total assets in high-yielding, high-risk debt securities issued by governments and corporations in emerging markets. The Fund considers "emerging markets" to include any country that is defined as an emerging or developing economy by any one of the following: International Bank for Reconstruction and Development (i.e., the World Bank), the International Finance Corporation or the United Nations or its authorities. To reduce currency risk, the Fund will invest at least 65% of its assets in U.S. dollar-denominated debt securities. Therefore, no more than 35% of the Fund's assets may be invested in debt securities denominated in foreign currencies. By focusing on fixed-income instruments issued in emerging markets, the Fund invests predominantly in debt securities that are rated below investment-grade. The Fund may invest up to 5% of its net assets in non-performing securities whose quality is comparable to securities rated as low as D by S&P or C by Moody's. The Fund involves above-average bond fund risk and can invest entirely in high yield/high risk bonds. Investments in emerging markets can be volatile. The Fund's share price and yield can fluctuate daily in response to political events, changes in the perceived creditworthiness of emerging nations, fluctuations in interest rates and, to a certain extent, movements in foreign currencies.

         In addition, Scudder Emerging Markets Income Fund, may invest up to 35% of its total assets in securities other than debt obligations issued in emerging markets. These holdings include debt securities and money market instruments issued by corporations and governments based in developed markets, including up to 20% of total assets in U.S. fixed income-instruments. The Fund has adopted 144a procedures for the valuation of illiquid securities.

         The Fund may for temporary, defensive or emergency purposes invest without limit in U.S. debt securities including short-term money market securities. It is impossible to accurately predict how long such alternative strategies may be utilized. In addition, the Fund may invest in shares of closed end investment companies, warrants, reverse repurchase agreements and may engage in securities lending and strategic transactions including derivatives.

         Scudder GNMA Fund seeks to provide high current income and safety of principal from a portfolio of high quality, U.S. Government guaranteed mortgage-backed securities and U.S. Treasury securities. Under normal conditions, the Fund invests at least 65% of its total assets in mortgage-backed securities issued or guaranteed by the Government National Mortgage Association ("GNMA" or "Ginnie Mae"). Such guarantees are supported by the full faith and credit of the U.S. Government. These guarantees apply only to the timely payment of both principal and interest of the GNMA securities held in the Fund's portfolio. Up to 35% of the Fund's total assets may be held in cash, cash equivalents or invested in securities issued or directly guaranteed by the U.S. Government, including U.S. Treasury bills, notes and bonds. The market value of the Fund's investments and correspondingly the Fund's share price will vary inversely with changes in prevailing interest rates and in response to other bond market factors, such as changes in the supply and demand for mortgage-backed securities.

         Scudder GNMA Fund may for temporary defensive purposes invest without limit in short-term U.S. Government obligations. It is impossible to accurately predict how long such alternative strategies may be utilized. In addition, the Fund may invest in warrants, when-issued securities, zero coupon securities and illiquid securities and may enter into dollar roll transactions and reverse repurchase agreements and repurchase agreements, and may engage in securities lending and strategic transactions including derivatives.

         Scudder Global Bond Fund is a non-diversified investment company which seeks to provide total return with an emphasis on current income by investing primarily in high-grade bonds denominated in foreign currencies and the U.S. dollar. As a secondary objective, the Fund seeks capital appreciation. The Fund invests principally in a managed portfolio of high-grade intermediate- and long-term bonds denominated in the U.S. dollar and foreign currencies, including bonds denominated in the European Currency Unit (ECU). (Intermediate-term bonds generally have maturities between three and eight years, and long-term bonds generally have maturities of greater than eight years.) Portfolio investments are selected on the basis of, among other things, yields, credit quality, and the fundamental outlooks for currency and interest rate trends in different parts of the globe, taking into account the ability to hedge a degree of currency or local bond price risk. At least 65% of the Fund's investments will consist of high-grade debt securities, which are those rated in one of the three highest rating categories of one of the major U.S. rating services or, if unrated, considered to be of equivalent quality in local currency terms as determined by the Adviser. The Fund may also invest up to 15% of its net assets in debt securities rated BBB or BB by S&P or Baa or Ba by Moody's, or unrated securities considered to be of equivalent quality by the Adviser. The Fund does not invest in any securities rated B or lower. Under normal market conditions, the Fund will invest at least 15% of its total assets in U.S. dollar-denominated securities, issued domestically or abroad. The Fund may invest in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; obligations issued or guaranteed by foreign national governments, their agencies, instrumentalities or political subdivisions; and debt securities issued or guaranteed by supranational organizations such as the European Investment Bank, Inter-American Development Bank and The World Bank. The Fund may also invest in non-government securities including corporate debt securities, bank or bank holding company obligations (e.g., certificates of deposit and bankers acceptances), and mortgage and other asset-backed issues.

         Scudder Global Bond Fund may for temporary defensive purposes invest without limit in U.S. Government debt securities including short-term money market securities. It is impossible to accurately predict how long such alternative strategies may be utilized. In addition, the Fund may invest in warrants, zero coupon securities mortgage and asset-backed securities, illiquid securities, reverse repurchase agreements, repurchase agreements and may engage in securities lending, strategic transactions including derivatives.

         Scudder Income Fund seeks a high level of income, consistent with the prudent investment of capital, through a flexible investment program emphasizing high-grade bonds. The Fund invests primarily in a broad range of high-grade, income-producing securities such as corporate bonds and government securities. Under normal market conditions, the Fund will invest at least 65% of its assets in securities rated within the three highest quality rating categories of Moody's (Aaa, Aa and A) or S&P (AAA, AA and A), or if unrated, in bonds judged by the Adviser, to be of comparable quality at the time of purchase. The Fund may invest up to 20% of its assets in debt securities rated lower than Baa 3 or BBB or, if unrated, of equivalent quality as determined by the Adviser, but will not purchase bonds rated below B by Moody's or S&P or their equivalent.

         Scudder Income Fund may invest in bonds, notes, zero coupon securities, adjustable rate bonds, convertible bonds, preferred and convertible preferred securities, U.S. Government securities, commercial paper, debt securities issued by real estate investment trusts ("REITs"), mortgage and asset-backed securities and other money market instruments and illiquid securities such as certain securities issued in private placements, foreign securities and certificates of deposit issued by foreign and domestic branches of U.S. banks. It may also invest in warrants, when-issued or forward delivery securities, indexed securities, repurchase agreements, reverse repurchase agreements, and may engage in dollar-roll transactions, securities lending and strategic transactions including derivatives.


         Scudder International Bond Fund is a non-diversified investment company which seeks to provide income primarily by investing in a managed portfolio of high-grade debt securities denominated in foreign currencies. As a secondary objective, the Fund seeks protection and possible enhancement of principal value by actively managing currency, bond market and maturity exposure and by security selection. To achieve its objectives, the Fund primarily invests in a managed portfolio of debt securities denominated in foreign currencies, including bonds denominated in the European Currency Unit (ECU). Portfolio investments are selected on the basis of, among other things, yields, credit quality, and the fundamental outlooks for currency and interest rate trends in different parts of the globe, taking into account the ability to hedge a degree of currency or local bond price risk. The Fund normally invests at least 65% of its total assets in bonds denominated in foreign currencies. The Fund invests no more than 35% of the value of its total assets in U.S. debt securities. The Fund invests no more than 15% of its total assets in debt securities rated below investment-grade, but no lower than B.


         Scudder International Bond Fund may for temporary defensive purposes invest without limit in U.S. Government debt securities, cash and cash equivalents. It is impossible to accurately predict how long such alternative strategies may be utilized. In addition, the Fund may invest in warrants, illiquid securities, reverse repurchase agreements, repurchase agreements, dollar roll transactions, may purchase securities on a when-issued or forward delivery basis and may engage in securities lending and strategic transactions including derivatives.

         Scudder High Yield Bond Fund seeks a high level of current income and, secondarily, capital appreciation through investment primarily in below investment-grade domestic debt securities. In pursuit of its investment objectives, the Fund, under normal market conditions, invests at least 65% of its total assets in high yield, below investment-grade domestic debt securities. The Fund defines "domestic debt securities" as securities of companies domiciled in the U.S. or organized under the laws of the U.S. or for which the U.S. trading market is a primary market. The Fund may invest in a variety of other securities including convertible and preferred securities, U.S. Treasury and Agency bonds, Brady bonds, mortgage-backed and asset-backed securities, common stocks and warrants, securities issued by real estate investment trusts, trust preferred securities, bank loans, loan participations, dollar rolls, indexed securities and restricted securities, such as those acquired through private placements. The Fund may invest up to 25% of its total assets in foreign securities. The Fund considers "emerging markets" to include any country that is defined as an emerging or developing economy by any one of the International Bank for Reconstruction and Development (i.e., the World Bank), the International Finance Corporation or the United Nations or its authorities.

         Scudder High Yield Bond Fund may for temporary defensive purposes invest without limit in cash or money market instruments or high quality domestic debt securities. It is impossible to accurately predict how long such alternative strategies may be utilized. In addition, the Fund may invest in warrants, securities lending, illiquid securities, reverse repurchase agreements, repurchase agreements, may purchase securities on a when-issued or forward delivery basis and may engage in strategic transactions including derivatives.

         The Fund has adopted 144a procedures for the valuation of illiquid securities.

         Scudder Short Term Bond Fund seeks to provide a high level of income consistent with a high degree of principal stability by investing primarily in high quality, short-term bonds. The dollar-weighted average effective maturity of the Fund's portfolio may not exceed three years. Within this limitation, the Fund may purchase individual securities with remaining stated maturity greater than three years. The net asset value of the Fund is expected to fluctuate with changes in interest rates and bond market conditions, although this fluctuation should be more moderate than that of a fund with a longer average maturity. The Adviser, however, will attempt to minimize principal fluctuation through, among other things, diversification, credit analysis and security selection, and adjustment of the Fund's average portfolio maturity. When, in the opinion of the Adviser, economic or other conditions warrant, for temporary defensive purposes the Fund may invest more than 35% of its assets in money market instruments. The Fund emphasizes high quality investments. At least 65% of the Fund's net assets will be invested in (1) obligations of the U.S. Government, its agencies or instrumentalities, and (2) debt securities rated, at the time of purchase, in one of the two highest categories of S&P or Moody's. In addition, the Fund will not invest in any debt security rated at the time of purchase below investment-grade.

         Scudder Short Term Bond Fund may for temporary defensive purposes invest without limit in money market assets. It is impossible to accurately predict how long such alternative strategies may be utilized. In addition, the Fund may invest in warrants, indexed securities, zero coupon securities, trust preferred securities, illiquid securities, reverse repurchase agreements, repurchase agreements, dollar roll transactions, may purchase securities on a when-issued or forward delivery basis and may engage in securities lending and strategic transactions including derivatives.


         The following Underlying Scudder Funds are equity mutual funds which seek a combination of income and growth.

         Scudder Growth and Income Fund seeks long-term growth of capital, current income and growth of income. The Fund attempts to achieve its investment objective by investing primarily in dividend-paying common stocks, preferred stocks and securities convertible into common stocks of companies with long-standing records of earnings growth. The Fund may also purchase securities which do not pay current dividends but which offer prospects for growth of capital and future income. Convertible securities (which may be current coupon or zero coupon securities) are bonds, notes, debentures, preferred stocks and other securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The Fund may also invest in nonconvertible preferred stocks consistent with its objective.


         Scudder Growth and Income Fund may for temporary defensive purposes invest without limit in cash and cash equivalents. It is impossible to accurately predict how long such alternative strategies may be utilized. In addition, the Fund may invest in warrants, foreign securities, real estate investment trusts, illiquid securities, reverse repurchase agreements, repurchase agreements and may engage in securities lending and strategic transactions including derivatives.

         Scudder International Growth and Income Fund is a diversified investment company which seeks long-term growth of capital and current income primarily from foreign equity securities. The Fund invests generally in common stocks of established companies listed on foreign exchanges, which offer prospects for growth of earnings while paying relatively high current dividends. The Fund can also invest in other types of equity securities, including preferred stocks and securities convertible into common stock. The Fund can invest throughout the world, but will emphasize investments in developed economies other than the U.S. In pursuing its dual objective, at least 80% of the Fund's net assets will be invested in the equity securities of established non-U.S. companies. The Fund generally invests in equity securities of established companies listed on foreign securities exchanges, but also may invest in securities traded over-the-counter. The Fund's equity investments include common stock, convertible and non-convertible preferred stock, sponsored and unsponsored depository receipts, and warrants.

         Scudder International Growth and Income Fund may for temporary defensive purposes hold up to 20% of its net assets in U.S. and foreign fixed income securities and may invest without limit in cash or cash equivalents including domestic and foreign money market instruments, short-term government and corporate obligations and repurchase agreements. It is impossible to accurately predict how long such alternative strategies may be utilized. In addition, the Fund may invest in warrants, illiquid securities, reverse repurchase agreements, repurchase agreements and may engage in securities lending and strategic transactions including derivatives.


         The following Underlying Scudder Funds are equity mutual funds which seek long-term growth or capital appreciation.


         Scudder Classic Growth Fund seeks to provide long-term growth of capital and to keep the value of its shares more stable than other capital growth mutual funds. Under normal market conditions, the Fund invests primarily in a diversified portfolio of common stocks which the Adviser believes offers above-average appreciation potential yet, as a portfolio, offers the potential for less share price volatility than other growth mutual funds. In seeking such investments, the Adviser focuses its investment in high quality, medium-to-large sized U. S. companies with leading competitive positions. The Fund allocates its investments among different industries and companies, and adjusts its portfolio securities based on long-term investment considerations as opposed to short-term trading. While the Fund emphasizes U.S. investments, it can commit a portion of assets to the equity securities of foreign growth companies that meet the criteria applicable to the Fund's domestic investments. The Fund can purchase other types of equity securities including securities convertible into common stocks, preferred stocks, rights and warrants. The Fund may invest up to 20% of its net assets in debt securities when the Adviser anticipates that the capital appreciation on debt securities is likely to equal or exceed the capital appreciation on common stocks over a selected time, such as during periods of unusually high interest rates.

         Scudder Classic Growth Fund may for temporary defensive purposes invest without limit in high quality money market securities, including U.S. Treasury bill, repurchase agreements, commercial paper, certificates of deposit issued by domestic and foreign branches of U.S. banks, bankers' acceptances, and other debt securities, such as U.S. Government obligations and corporate debt instruments. It is impossible to accurately predict how long such alternative strategies may be utilized. In addition, the Fund may invest in illiquid securities, reverse repurchase agreements, repurchase agreements and may engage in securities lending and strategic transactions including derivatives.

         Scudder Development Fund seeks long-term growth of capital by investing primarily in medium-size companies with the potential for sustainable above-average earnings growth. The Fund generally invests in equity securities, including common stocks and convertible securities, of companies that the Adviser believes have potential for sustainable above-average earnings growth and/or may receive greater market recognition. To help reduce risk, the Fund allocates its investments among many companies and different industries. In selecting industries and companies for investment, the Adviser will consider overall growth prospects, financial condition, competitive position, technology, research and development, productivity, labor costs, raw material costs and sources, profit margins, return on investment, structural changes in local economies, capital resources, the degree of governmental regulation or deregulation, management and other factors. While the Fund generally emphasizes investments in companies domiciled in the U.S., it may invest in listed and unlisted foreign securities that meet the same criteria as the Fund's domestic holdings when the anticipated performance of foreign securities is believed by the Adviser to offer more potential than domestic alternatives in keeping with the investment objective of the Fund. However, the Fund has no current intention of investing more than 20% of its net assets in foreign securities.

         Scudder Development Fund may for temporary defensive purposes invest without limit in cash and may invest in high quality debt securities without equity features, U.S. Government securities and money market instruments which are rated in the two highest categories by Moody's Investor Services, Inc. or Standard and Poor's Corporations, or, if unrated, are deemed by the Adviser to be of equivalent quality. It is impossible to accurately predict how long such alternative strategies may be utilized. In addition, the Fund may invest in warrants, convertible bonds, preferred stocks, illiquid securities, reverse repurchase agreements, repurchase agreements and may engage in securities lending and strategic transactions including derivatives.

         Scudder Emerging Markets Growth Fund is a non-diversified investment company which seeks long-term growth of capital primarily through equity investment in emerging markets around the globe. The Fund will invest in the Asia-Pacific region, Latin America, less developed nations in Europe, the Middle East and Africa, focusing investments in countries and regions where there appear to be the best value and appreciation potential, subject to considerations of portfolio diversification and liquidity. At least 65% of the Fund's total assets will be invested in the equity securities of emerging market issuers. The Fund considers "emerging markets" to include any country that is defined as an emerging or developing economy by any one of the International Bank for Reconstruction and Development (i.e., the World Bank), the International Finance Corporation or the United Nations or its authorities. The Fund intends to allocate its investments among at least three countries at all times, and does not expect to concentrate in any particular industry. The Fund deems an issuer to be located in an emerging market if:

         o the issuer is organized under the laws of an emerging market country;

         o the issuer's principal securities trading market is in an emerging market; or

         o at least 50% of the issuer's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years is derived (directly or indirectly through subsidiaries) from assets or activities located in emerging markets.


         The Fund may invest up to 35% of its total assets in emerging market and domestic debt securities if the Adviser determines that the capital appreciation of debt securities is likely to equal or exceed the capital appreciation of equity securities. Under normal market conditions, the Fund may invest up to 35% of its assets in equity securities of issuers in the U.S. and other developed markets.


         Scudder Emerging Markets Growth Fund may for temporary defensive purposes invest without limit in debt instruments, cash and cash equivalents, including foreign and domestic money market instruments, short-term government and corporate obligations, and repurchase agreements. It is impossible to accurately predict how long such alternative strategies may be utilized. In addition, the Fund may invest in debt instruments such as warrants, bonds, notes, bills, debentures, convertible securities, bank obligations, short-term paper, loan participations, loan assignments and trust interests. The Fund may also invest in closed end investment companies, illiquid securities, purchase securities on a when-issued or forward delivery basis, enter into reverse repurchase agreements, repurchase agreements and may engage in securities lending and strategic transactions including derivatives.

         The Fund has adopted 144a procedures for the valuation of illiquid securities.

         Scudder Global Discovery Fund seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world. In pursuit of its objective, the Fund generally invests in small, rapidly growing companies which offer the potential for above-average returns relative to larger companies, yet are frequently overlooked and thus undervalued by the market. The Fund has the flexibility to invest in any region of the world. Under normal circumstances, the Fund invests at least 65% of its total assets in the equity securities of small companies. While the Adviser believes that smaller, lesser-known companies can offer greater growth potential than larger, more established firms, the former also involve greater risk and price volatility. To help reduce risk, the Fund expects, under normal market conditions, to diversify its portfolio widely by company, industry and country. The Fund intends to allocate investments among at least three countries at all times, one of which may be the United States. The Fund invests primarily in companies whose individual equity market capitalization would place them in the same size range as companies in approximately the lowest 20% of world market capitalization as represented by the Salomon Brothers Broad Market Index, an index comprised of equity securities of more than 6,500 small-, medium- and large-sized companies based in 22 markets around the globe. Based on this policy, the companies held by the Fund typically will have individual equity market capitalizations of between approximately $50 million and $2 billion (although the Fund will be free to invest in smaller capitalization issues that satisfy the Fund's size standard). Furthermore, the median market capitalization of the companies in which the Fund invests will not exceed $750 million. The Fund may invest up to 35% of its total assets in equity securities of larger companies located throughout the world and in investment-grade debt securities if the Adviser determines that the capital appreciation of debt securities is likely to exceed the capital appreciation of equity securities. The Fund may invest up to 5% of its net assets in debt securities rated below investment-grade.

         Scudder Global Discovery Fund may for temporary defensive purposes invest without limit in cash and cash equivalents. It is impossible to accurately predict how long such alternative strategies may be utilized. In addition, the Fund may invest in common stocks, preferred stocks (either convertible or non-convertible), rights and warrants, closed end investment companies, bonds, notes, debentures, government securities, zero coupon bonds (any of which may be convertible or nonconvertible), foreign securities, American Depositary Receipts, purchase securities on a when-issued or forward delivery basis, and enter into reverse repurchase agreements, repurchase agreements and may engage in securities lending and strategic transactions including derivatives.


         Scudder Global Fund seeks long-term growth of capital through a diversified portfolio of marketable securities, primarily equity securities, including common stocks, preferred stocks and debt securities convertible into common stocks. The Fund invests on a worldwide basis in equity securities of companies which are incorporated in the U.S. or in foreign countries. It also may invest in the debt securities of U.S. and foreign issuers. The Fund will be invested usually in securities of issuers located in at least three countries, one of which may be the U.S. It is expected that investments will include companies of varying size as measured by assets, sales or capitalization. The Fund generally invests in equity securities of established companies listed on U.S. or foreign securities exchanges, but also may invest in securities traded over-the-counter. It also may invest in debt securities convertible into common stock, convertible and non-convertible preferred stock, and fixed-income securities of governments, government agencies, supranational agencies and companies when the Adviser believes the potential for appreciation will equal or exceed that available from investments in equity securities. These debt and fixed-income securities will be investment-grade, except that the Fund may invest up to 5% of its total assets in debt securities rated below investment-grade.


         Scudder Global Fund may for temporary defensive purposes invest without limit in cash and cash equivalents. It is impossible to accurately predict how long such alternative strategies may be utilized. In addition, the Fund may invest in warrants, zero-coupon securities, illiquid securities, reverse repurchase agreements, repurchase agreements and may engage in securities lending and strategic transactions including derivatives.


         Scudder Greater Europe Growth Fund is a non-diversified investment company which seeks long-term growth of capital through investments primarily in the equity securities of European companies. Although its focus is on long-term growth, the Fund may provide current income principally through holdings in dividend-paying securities. The Fund will invest, under normal market conditions, at least 80% of its total assets in the equity securities of European companies.

         The Fund defines a European company as follows:


         o A company organized under the laws of a European country or for which the principal securities trading market is in Europe; or

         o A company, wherever organized, where at least 50% of the company's non-current assets, capitalization, gross revenue or profit in its most recent fiscal year represents (directly or indirectly through subsidiaries) assets or activities located in Europe.


         The Fund may invest, under normal market conditions, up to 20% of its total assets in European debt securities. Within this 20% limit, the Fund may invest in debt securities which are unrated, rated, or the equivalent of those rated below investment-grade.


         Scudder Greater Europe Growth Fund may hold foreign or U.S. debt instruments as well as cash or cash equivalents, including foreign and domestic money market instruments, short-term government and corporate obligations, and repurchase agreements without limit for temporary defensive purposes and up to 20% to maintain liquidity.  It is  impossible to  accurately  predict how long such  alternative strategies may be utilized. In addition, the Fund may invest in closed end investment companies, warrants, when-issued securities, illiquid securities, reverse repurchase agreements, repurchase agreements and may engage in securities lending and strategic transactions including derivatives.

         Scudder Gold Fund is a non-diversified investment company which seeks maximum return (principal change and income) consistent with investing in a portfolio of gold-related equity securities and gold. The Fund pursues its objective primarily through a portfolio of gold-related investments. Under normal market conditions, at least 65% of the Fund's total assets will be invested in (1) equity securities (defined as common stock, investment-grade preferred stock, warrants and debt securities that are convertible into or exchangeable for common stock) of U.S. and foreign companies primarily engaged in the exploration, mining, fabrication, processing or distribution of gold, (2) gold bullion, and (3) gold coins. A company will be considered "primarily engaged" in a business or an activity if it devotes or derives at least 50% of its assets, revenues and/or operating earnings from that business or activity. The remaining 35% of the Fund's assets may be invested in any precious metals other than gold; in equity securities of companies engaged in activities primarily relating to precious metals and minerals other than gold; in investment-grade debt securities, including warrants, zero coupon bonds, of companies engaged in activities relating to gold or other precious metals and minerals; in certain debt securities, a portion of the return on which is indexed to the price of precious metals; and, for hedging purposes, in precious metals; and utilize various other strategic transactions. Consistent with applicable state securities laws, up to 10% of the Fund's total assets may be invested directly in gold, silver, platinum and palladium bullion and in gold and silver coins. In addition, the Fund's assets may be invested in wholly owned subsidiaries of Scudder Mutual Funds, Inc., of which the Fund is a series, that invest in gold, silver, platinum and palladium bullion and in gold and silver coins.

         Scudder Gold Fund may hold cash, high quality cash equivalents (including foreign money market instruments such as bankers' acceptances, certificates of deposit, commercial paper, short-term government and corporate obligations, and repurchase agreements, obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities without limit for temporary defensive purposes and up to 30% to maintain liquidity. In addition, the Fund may invest in warrants, foreign currencies in the form of bank deposits, short sales against the box, illiquid securities, reverse repurchase agreements, repurchase agreements and may engage in securities lending and strategic transactions including derivatives.

         Scudder International Fund seeks long-term growth of capital primarily through a diversified portfolio of marketable foreign equity securities. The Fund invests in companies, wherever organized, which do business primarily outside the United States. The Fund intends to diversify investments among several countries and to have represented in the portfolio, in substantial proportions, business activities in not less than three different countries other than the U.S. The Fund does not intend to concentrate investments in any particular industry. The Fund's investments are generally denominated in foreign currencies. The strength or weakness of the U.S. dollar against these currencies is responsible for part of the Fund's investment performance. The Fund may invest up to 20% of its total assets in investment-grade debt securities except that the Fund may invest up to 5% of its total assets in debt securities which are rated below investment-grade.

         Scudder International Fund may for temporary defensive purposes invest without limits in Canadian or U.S. Government obligations or currencies, or securities of companies incorporated in and having their principal activities in Canada or the U.S. It is impossible to accurately predict how long such alternative strategies may be utilized. In addition, the Fund may invest in warrants, trust preferred securities, fixed-income securities, illiquid securities, reverse repurchase agreements, repurchase agreements and may engage in securities lending and strategic transactions including derivatives.

         Scudder Large Company Growth Fund seeks to provide long-term growth of capital through investment primarily in the equity securities of seasoned, financially-strong U.S. growth companies. The Fund's equity investments consist of common stocks, preferred stocks and securities convertible into common stocks, rights and warrants of companies which are of above-average financial quality and offer the prospect for above-average growth in earnings, cash flow or assets relative to the overall market as defined by the Standard & Poor's 500 Composite Price Index ("S&P 500"). The Fund invests at least 65% of its total assets in the equity securities of seasoned, financially-strong U.S. growth companies which are considered to be of above-average financial quality. The common stocks issued by these companies qualify, at the time of purchase, for one of the three highest equity ranking categories (A+, A or A-) of S&P or, if not ranked by S&P, are judged to be of comparable quality by the Adviser. Rankings by S&P are not an appraisal of a company's creditworthiness, as is true for S&P's debt security ratings, nor are these rankings intended as a forecast of future stock market performance. In addition to using S&P rankings of earnings and dividends of common stocks, the Adviser conducts its own analysis of a company's history, current financial position, and earnings prospects. The Fund allocates its investments among different industries and companies, and adjusts its portfolio securities based on long-term investment considerations as opposed to short-term trading. While the Fund emphasizes U.S. investments, it can commit a portion of assets to the equity securities of foreign growth companies which meet the criteria applicable to domestic investments. The Fund may invest in convertible securities which must be investment-grade.

         Scudder Large Company Growth Fund may for temporary defensive purposes invest without limit in cash and cash equivalents. It is impossible to accurately predict how long such alternative strategies may be utilized. In addition, the Fund may invest in warrants, foreign securities, illiquid securities, reverse repurchase agreements, repurchase agreements and may engage in securities lending and strategic transactions including derivatives.

         Scudder Large Company Value Fund seeks to maximize long-term capital growth through a broad and flexible investment program. The Fund invests in marketable securities, principally common stocks and, consistent with its objective of long-term capital growth, preferred stocks. The Fund is free to invest in a wide range of marketable securities which the Adviser believes offer the potential for long-term, above-average growth. The Fund will normally invest at least 65% of its assets in the equity securities of large U.S. companies. The Fund looks for companies whose securities appear to present a favorable relationship between market price and opportunity. These may include securities of companies whose fundamentals or products may be of only average promise. The Fund may invest up to 20% of its net assets in debt securities when management anticipates that the capital appreciation on debt securities is likely to equal or exceed the capital appreciation on common stocks over a selected time, such as during periods of unusually high interest rates. Such debt securities may be rated below investment-grade, or of equivalent quality as determined by the Adviser. However, the Fund will invest no more than 10% of its net assets in securities rated B or lower.

         Scudder Large Company Value Fund may for temporary defensive purposes invest without limit in debt securities, short-term indebtedness, cash and cash equivalents. It is impossible to accurately predict how long such alternative strategies may be utilized. In addition, the Fund may invest in rights, warrants, convertible securities, illiquid securities, reverse repurchase agreements, repurchase agreements and may engage in securities lending and strategic transactions including derivatives.

         Scudder Latin America Fund is a non-diversified investment company which seeks to provide long-term capital appreciation through investment primarily in the securities of Latin American issuers. The Fund involves above-average investment risk. The Fund seeks to benefit from economic and political trends emerging throughout Latin America. These trends are supported by governmental initiatives designed to promote freer trade and market-oriented economies. The Adviser believes that efforts by Latin American countries to, among other things, reduce government spending and deficits, control inflation, lower trade barriers, stabilize currency exchange rates, increase foreign and domestic investment and privatize state-owned companies, will set the stage for attractive investment returns over time. At least 65% of the Fund's total assets will be invested in the securities of Latin American issuers, and 50% of the Fund's total assets will be invested in Latin American equity securities. To meet its objective to provide long-term capital appreciation, the Fund normally invests at least 65% of its total assets in equity securities. The Fund considers Latin American countries to include Mexico, Central America, South America and the Spanish-speaking islands of the Caribbean. The Fund defines securities of Latin American issuers as follows:

         o Securities of companies organized under the laws of a Latin American country or for which the principal securities trading market is in Latin America;

         o Securities issued or guaranteed by the government of a country in Latin America, its agencies or instrumentalities, political subdivisions or the central bank of such country;

         o Securities of companies, wherever organized, when at least 50% of an issuer's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in Latin America; or

         o Securities of Latin American issuers, as defined above, in the form of depositary shares.

         The Fund may invest in debt securities which are unrated, rated or the equivalent of those rated below investment-grade although the Fund will not invest more than 10% of its net assets in securities rated B or lower by Moody's or S&P and may invest in securities rated C by Moody's or D by S&P.

         Scudder Latin America Fund may for temporary defensive purposes invest without limit in cash and cash equivalents and money market instruments, or in securities of U.S. or other non-Latin American issuers. It is impossible to accurately predict how long such alternative strategies may be utilized. In addition, the Fund may invest in closed end investment companies primarily in Latin America, warrants, loan participations and assignments, when-issued securities, convertible securities, illiquid securities, reverse repurchase agreements, repurchase agreements and may engage in securities lending and strategic transactions including derivatives.


         Scudder Micro Cap Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of U.S. micro-capitalization ("micro-cap") common stocks. The Fund seeks to provide long-term growth of capital by investing, under normal market conditions, at least 80% of its assets in common stocks issued by U.S. micro-cap companies. The Fund will typically invest in companies that, at the time of purchase, are smaller than the smallest stocks in the Russell 2000 Index at its annual reconstitution. The median market capitalization (i.e., current stock price times shares outstanding) of the portfolio is not expected to exceed $125 million. While the Fund invests predominantly in common stocks, it can purchase other types of securities, including preferred stocks, convertible or non-convertible securities, rights and warrants. Securities may be listed on national exchanges or traded over-the-counter. The Fund may invest up to 20% of its assets in U. S. Treasuries, agency and instrumentality obligations, may enter into repurchase agreements and may engage in strategic transactions to increase stock market participation, enhance liquidity and manage transaction costs.


         Scudder Micro Cap Fund may for temporary defensive purposes invest without limit in cash and cash equivalents. It is impossible to accurately predict how long such alternative strategies may be utilized. In addition, the Fund may invest in illiquid securities, reverse repurchase agreements, repurchase agreements and may engage in securities lending and strategic transactions including derivatives.

         Scudder Pacific Opportunities Fund is a non-diversified investment company which seeks long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan. The Fund invests, under normal market conditions, at least 65% of its assets in the equity securities of Pacific Basin companies. Pacific Basin countries include Australia, the Peoples Republic of China, India, Indonesia, Malaysia, New Zealand, the Philippines, Sri Lanka, Pakistan and Thailand, as well as Hong Kong, Singapore, South Korea and Taiwan -- the so-called "four tigers." The Fund may invest in other countries in the Pacific Basin when their markets become sufficiently developed. The Fund will not, however, invest in Japanese securities. The Fund intends to allocate investments among at least three countries at all times and does not expect to concentrate investments in any particular industry. The Fund defines securities of Pacific Basin companies as follows:

         o Securities of companies organized under the laws of a Pacific Basin country or for which the principal securities trading market is in the Pacific Basin; or

         o Securities of companies, wherever organized, when at least 50% of a company's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in the Pacific Basin.


         Under normal market conditions, the Fund may invest up to 35% of its assets in equity securities of U.S. and other non-Pacific Basin issuers (excluding Japan). The Fund may invest up to 35% of its total assets in foreign and domestic high-grade debt securities if the Adviser determines that the capital appreciation of debt securities is likely to equal or exceed the capital appreciation of equity securities.


         Scudder Pacific Opportunities Fund may for temporary defensive purposes invest without limit in debt instruments as well as cash and cash equivalents, including foreign and domestic money market instruments, short-term government and corporate obligations, and repurchase agreements. It is impossible to accurately predict how long such alternative strategies may be utilized. In addition, the Fund may invest in common stock, preferred stock (either convertible or non-convertible), depository receipts, rights, warrants, illiquid securities, when-issued securities, reverse repurchase agreements, repurchase agreements and may engage in securities lending and strategic transactions including derivatives.

         Scudder Small Company Value Fund invests for long-term growth of capital by seeking out undervalued stocks of small U.S. companies. In pursuit of long-term growth of capital, the Fund invests, under normal circumstances, at least 90% of its assets in the common stock of small U.S. companies. The Fund will invest in securities of companies that are similar in size to those in the Russell 2000(R) Index of small stocks. The median market capitalization (i.e., current stock price times shares outstanding) of the portfolio will be below $500 million. Companies represented in the portfolio of the Fund typically have the following characteristics:

         o Attractive valuations relative to the Russell 2000 Index -- a widely used benchmark of small stock performance -- based on measures such as price to earnings, price to book value and price to cash flow ratios.

         o Favorable trends in earnings growth rates and stock price momentum.

         While the Fund invests predominately in common stocks, it can purchase other types of equity securities including preferred stocks (convertible securities), rights, warrants and illiquid securities. The Fund may invest up to 20% of its assets in U.S. Treasury, agency and instrumentality obligations, may enter into repurchase agreements and may engage in strategic transactions, using such derivatives contracts as index options and futures, to increase stock market participation, enhance liquidity and manage transaction costs.

         Scudder Micro Cap Fund may for temporary defensive purposes invest without limit in cash and cash equivalents. It is impossible to accurately predict how long such alternative strategies may be utilized.

         Scudder 21st Century Growth Fund seeks long-term growth of capital by investing primarily in the securities of emerging growth companies poised to be leaders in the 21st century. The Fund generally invests in equity securities, including common stocks and convertible securities, of relatively small or little-known companies, commonly referred to as emerging growth companies, with market capitalizations typically below $750 million. The Adviser believes these companies are well-positioned for above-average earnings growth and/or greater market recognition. Such favorable prospects may be a result of new or innovative products or services a given company is developing or provides, products or services that have the potential to impact significantly the industry in which the company competes or to change dramatically customer behavior in the 21st century. To help reduce risk in its search for high quality, emerging growth companies, the Adviser allocates the Fund's investments among many companies and different industries in the U.S. and, where opportunity warrants, abroad as well. Emerging growth companies are those with the ability, in the Adviser's opinion, to expand earnings per share by at least 15% per annum over the next three to five years at a minimum.

         The Fund may for temporary, defensive or emergency purposes invest without limit in cash and high quality debt securities without equity features, which are rated Aaa, Aa or A by Moody's or AAA, AA or A by S&P, or , if unrated, are deemed by the Adviser to be of equivalent quality, U.S. Government securities and invest in money market instruments which are rated in the two highest categories by Moody's or S&P or, if unrated, are deemed by the Adviser to be of equivalent quality. It is impossible to accurately predict how long such alternative strategies may be utilized. In addition, the Fund may invest in shares of preferred stocks, convertible securities, rights, warrants, reverse repurchase agreements and may engage in securities lending and strategic transactions including derivatives.

         The Fund has adopted 144a procedures for the valuation of illiquid securities.

         Scudder Value Fund seeks long-term growth of capital through investment in undervalued equity securities. The Fund invests primarily in the equity securities of medium- to large-sized domestic companies with annual revenues or market capitalization of at least $600 million. The Fund invests in the securities of companies that, in the opinion of its Adviser, are undervalued in the marketplace in relation to current and estimated future earnings and dividends. These companies generally sell at price-earnings ratios below the market average, as defined by the S&P 500. The Fund invests at least 80% of its assets in equity securities, which consist of common stocks, preferred stocks , securities convertible into common stocks, rights and warrants. While the Fund emphasizes U.S. investments, it can invest its assets in securities of foreign companies which meet the same criteria applicable to domestic investments. The Fund may invest up to 20% of its total assets in debt obligations, including zero coupon securities, may enter into repurchase agreements, reverse repurchase agreements and may also engage in strategic transactions including derivatives for hedging purposes and to seek to increase gain. The debt securities in which the Fund may be invested may be rated below investment-grade, although the Fund will invest no more than 10% of its net assets in securities rated B or lower by S&P or Moody's, and may not invest more than 5% of its net assets in securities rated C by Moody's or D by S&P.

         Scudder Value Fund may for temporary defensive purposes invest without limit in cash and cash equivalents. It is impossible to accurately predict how long such alternative strategies may be utilized. In addition, the Fund may invest in illiquid securities and may engage in securities lending.

         The Japan Fund is a diversified mutual fund which seeks to achieve long-term capital appreciation by investing primarily in equity securities (including American Depositary Receipts) of Japanese companies. Equity securities are defined as common and preferred stock, debt securities convertible into common stock (sometimes referred to as "convertible debentures") and common stock purchase warrants. Under normal conditions, the Fund will invest at least 80% of its assets in Japanese securities, that is, securities issued by entities that are organized under the laws of Japan ("Japanese companies"), securities of affiliates of Japanese companies, wherever organized or traded, and securities of issuers not organized under the laws of Japan but deriving 50% or more of their revenues from Japan. These securities may include debt securities (Japanese government debt securities and debt securities of Japanese companies) when the Adviser believes that the potential for capital appreciation from investment in debt securities equals or exceeds that available from investment in equity securities. The Fund may also invest up to 30% of its net assets in equity securities of Japanese companies which are traded in an over-the-counter market. These are generally securities of relatively small or little-known companies that the Adviser believes have above-average earnings growth potential. The Fund may invest up to 20% of its assets in cash or short-term government or other short-term prime obligations in order to have funds readily available for general corporate purposes, including the payment of operating expenses, dividends and redemptions, or the investment in securities through exercise of rights or otherwise, or in repurchase agreements. Where the Adviser determines that market or economic conditions so warrant, the Fund may, for temporary defensive purposes, invest more than 20% of its assets in cash or such securities. It is impossible to predict for how long such alternate strategies may be utilized. In addition, the Fund may invest in illiquid securities, warrants, reverse repurchase agreements and may engage in securities lending and strategic transactions.


         If you require more detailed information about an Underlying Scudder Fund call Scudder Investor Relations at 1-800-225-2470 to obtain the complete prospectus and statement of additional information for that fund.

         The following chart shows the Average Annual Total Returns for each of the Underlying Scudder Funds for their most recent one-, five-, ten-year and life of fund periods.


                                              TO BE UPDATED

                                                    Assets
                                                    as of                    Average Annual Total Returns^(1)
                                                    8/31/97
                                      Inception       (in           One             Five              Ten        Life of Fund
                                         Date      millions)       Year             Years            Years
                                         ----      ---------       ----             -----            -----

Money Market Fund
Scudder Cash Investment  Trust         7/23/76     1,258.5         4.89%            4.01%           5.61%            --

Bond Mutual Funds
Scudder Emerging Markets Income       12/31/93       325.6        12.34%             --              --             12.43%
     Fund
Scudder Global Bond Fund               3/1/91        135.3         0.66             3.35             --              4.67
Scudder GNMA Fund                      7/5/85                      9.05             5.87            8.51%
Scudder High Yield Bond Fund           6/28/96                    17.19              --              --             16.93
Scudder Income Fund                    5/10/28                     8.03             7.28            8.65             --


                                       15

                                                    Assets
                                                    as of                    Average Annual Total Returns^(1)
                                                    8/31/97
                                      Inception       (in           One             Five              Ten        Life of Fund
                                         Date      millions)       Year             Years            Years
                                         ----      ---------       ----             -----            -----

Scudder International Bond Fund        7/1/88        195.5         0.94             3.26             --              8.47
Scudder Short Term Bond Fund           4/2/84      1,197.3         6.17             5.07            7.14             --

Equity Mutual Funds
Scudder Classic Growth  Fund           9/9/96         62.4         --                --              --             45.20
Scudder Development Fund              1/18/71        867.1        -4.93            14.77           12.18             --
Scudder Emerging Markets Growth        5/8/96        220.1        13.51              --              --             14.08
     Fund
Scudder Global Discovery Fund          9/10/91       347.0        11.14%           15.29             --             12.38
Scudder Global Fund                    7/23/86     1,532.0        24.91            15.30             --             12.10
Scudder Gold Fund                      8/22/88       162.9       -17.72            11.20             --              3.13
Scudder Greater Europe Growth  Fund   10/10/94       191.6        24.47              --              --             21.58
Scudder Growth and Income Fund         3/15/29     6,424.8        33.26            19.25           14.46%            --
Scudder International Fund             6/15/54     2,659.0        21.61            14.04            8.46             --
Scudder International Growth and       6/5/97         47.1         --                --              --             -3.00%
     Income Fund
Scudder Large Company Growth  Fund    5/15/91        288.2        28.84%           15.51%            --             16.13
Scudder Large Company Value  Fund      6/6/56      2,122.1        43.06%           19.95           14.08             --
Scudder Latin America Fund           12/08/92        884.9        23.25              --                             17.84
Scudder Micro Cap Fund                8/12/96        136.4        39.10              --                             37.84
Scudder Pacific Opportunities  Fund  12/08/92        143.0       -28.52              --              --             -0.72
Scudder Small Company Value  Fund     10/6/95        186.4        44.67              --              --             29.87
Scudder 21st Century Growth Fund       9/9/96         28.7         --                --              --              9.25
Scudder Value Fund                   12/31/92        306.4        45.80              --              --             20.23
The Japan Fund                                       331.8         0.54             4.99            2.85             --

 (1) As of each Underlying Scudder Fund's most recent fiscal reporting period.

All  total  return   calculations   assume  that  dividends  and  capital  gains
distributions, if any, were reinvested. Performance figures are historical and are not intended to indicate future investment performance.

Risk Factors of Underlying Scudder Funds


         In pursuing their investment objectives, each of the Underlying Scudder Funds is permitted to engage in a wide range of investment policies. The Underlying Scudder Funds' risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. Certain of these policies are described in the "Glossary" and further information about the Underlying Scudder Funds is contained in prospectuses of such funds. Because each Portfolio invests in certain of the Underlying Scudder Funds, shareholders of each Portfolio will be affected by these investment policies in direct proportion to the amount of assets each Portfolio allocates to the Underlying Scudder Funds pursuing such policies.


Investment Restrictions of the Portfolios


         The policies set forth below are fundamental policies of each Portfolio and may not be changed with respect to each of the Portfolios without the approval of a majority of such Portfolio's outstanding shares. As used in this combined Statement of Additional Information, a "majority of the outstanding voting securities of a Portfolio" means the lesser of (1) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of such Portfolio are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of such Portfolio.

         Each Portfolio has elected to be classified as a diversified series of an open-end investment company. In addition, as a matter of fundamental policy, each Portfolio will not:

         (1) borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         (2) issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         (3) engage in the business of underwriting securities issued by others, except to the extent that a Portfolio may be deemed to be an underwriter in connection with the disposition of portfolio securities;

         (4) concentrate its investments in investment companies, as the term "concentrate" is used in the Investment Company Act of 1940, as amended and interpreted by regulatory authority having jurisdiction from time to time; except that each Portfolio may concentrate in an underlying Fund. However, each Underlying Scudder Fund in which each Portfolio will invest may concentrate its investments in a particular industry;

         (5) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Portfolio reserves freedom of action to hold and to sell real estate acquired as a result of the Portfolio's ownership of securities;

         (6)      purchase  physical   commodities  or  contracts   relating  to
                  physical commodities; or

         (7) make loans except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

         Nonfundamental policies may be changed by the Trustees of the Trust without shareholder approval. As a matter of nonfundamental policy, each Portfolio does not currently intend to:

         (a) invest in companies for the purpose of exercising management or control.

         (b) (i) borrow money in an amount greater than 5% of its total assets, except for temporary or emergency purposes and (ii) by engaging in reverse repurchase agreements, entering into dollar rolls, or making other investments or engaging in other transactions which may be deemed to be borrowings but are consistent with each Portfolio's investment objective.


         Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, the Portfolios.

                                            PURCHASES


   (See "Purchases" and "Transaction information" in the Portfolios' combined prospectus.)


Additional Information About Opening An Account

         Clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $2,500 of Portfolio shares through Scudder Investor Services, Inc. (the "Distributor") by letter, fax, or telephone.

         Shareholders of other Scudder funds who have submitted an account application and have certified a tax identification number, clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the NASD, and banks may open an account by wire. These investors must call 1-800-225-5163 to get an account number. During the call the investor will be asked to indicate the Portfolio name, amount to be wired ($2,500 minimum), name of bank or trust company from which the wire will be sent, the exact registration of the new account, the tax identification number or social security number, address and telephone number. The investor must then call the bank to arrange a wire transfer to State Street Bank, Attention: The Scudder Funds, State Street Bank and Trust Company, Boston, MA 02101, ABA Number 011000028, DDA Account
9903-5552. The investor must give the Portfolio name, account name and the new account number. Finally, the investor must send a completed and signed application to the Portfolio promptly.

         The minimum initial purchase amount is less than $2,500 under certain special plan accounts.




Minimum balances

         Shareholders should maintain a share balance worth at least $2,500 ($1,000 for IRAs, Uniform Gift to Minor Act, and Uniform Trust to Minor Act accounts), which amount may be changed by the Board of Trustees. A shareholder may open an account with at least $1,000 ($500 for an IRA), if an automatic investment plan (AIP) of $100/month ($50/month for an IRA) is established. Scudder retirement plans and certain other accounts have similar or lower minimum share balance requirements.

         The Portfolio reserves the right, following 60 days' written notice to applicable shareholders, to:

o assess an annual $10 per portfolio charge (with the fee to be paid to the portfolio) for any non-fiduciary account without an automatic investment plan (AIP) in place and a balance of less than $2,500; and

o redeem all shares in Portfolio accounts below $1,000 where a reduction in value has occurred due to a redemption, exchange or transfer out of the account. The Portfolio will mail the proceeds of the redeemed account to the shareholder.

         Reductions in value that result solely from market activity will not trigger an involuntary redemption. Shareholders with a combined household account balance in any of the Scudder Funds of $100,000 or more, as well as group retirement and certain other accounts will not be subject to a fee or automatic redemption.

         Fiduciary (e.g., IRA or Roth IRA) and custodial accounts (e.g., UGMA or
UTMA) with balances below $100 are subject to automatic redemption following 60 days' written notice to applicable shareholders.


Additional Information About Making Subsequent Investments


         Subsequent purchase orders for $10,000 or more and for an amount not greater than four times the value of the shareholder's account may be placed by telephone, fax, etc. by established shareholders (except by Scudder Individual Retirement Account (IRA), Scudder Horizon Plan, Scudder Profit Sharing and Money Purchase Pension Plans, and Scudder 401(k) and Scudder 403(b) Plan holders), members of the NASD, and banks. Orders placed in this manner may be directed to any office of the Distributor listed in a Portfolio's prospectus. A confirmation of the purchase will be mailed out promptly following receipt of a request to buy. Federal regulations require that payment be received within three business days. If payment is not received within that time, the order is subject to cancellation. In the event of such cancellation or cancellation at the purchaser's request, the purchaser will be responsible for any loss incurred by a Portfolio or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Portfolio shall have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the Portfolio or the principal underwriter for the loss incurred. Net losses on such transactions which are not recovered from the purchaser will be absorbed by the principal underwriter. Any net profit on the liquidation of unpaid shares will accrue to the Portfolio.

Additional Information About Making Subsequent Investments by QuickBuy


         Shareholders, whose predesignated bank account of record is a Member of the Automated Clearing House Network (ACH) and have elected to participate in the QuickBuy program, may purchase shares of a Portfolio by telephone. Through this service shareholders may purchase up to $250,000 but not less than $250. To purchase shares by QuickBuy, shareholders should call before the close of trading on the New York Stock Exchange, Inc. (the "Exchange"), normally 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing the following business day and will be purchased at the net asset value per share calculated at the close of trading on the business day following your call. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, the Portfolio may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

         In order to request purchases by QuickBuy, shareholders must have completed and returned to the transfer agent, Scudder Service Corporation (the "Transfer Agent"), the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing a QuickBuy Enrollment Form. After sending in an enrollment form shareholders should allow 15 days for this service to be available.


Checks

         A certified check is not necessary, but checks are only accepted subject to collection at full face value in U.S. funds and must be drawn on, or payable through, a U.S. bank.


         If shares of a Portfolio are purchased by a check which proves to be uncollectible, the Portfolio reserves the right to cancel the purchase immediately and the purchaser will be responsible for any loss incurred by the Portfolio or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Portfolio shall have the authority, as agent of the shareholder, to redeem shares in the shareholder's account in order to reimburse the Portfolio or the principal underwriter for the loss incurred. Investors whose orders have been canceled may be prohibited or restricted from placing future orders in any of the Scudder funds.


Wire Transfer of Federal Funds

         To obtain the net asset value determined as of the close of regular trading on the Exchange on a selected day for a Portfolio, your bank must forward federal funds by wire transfer and provide the required account information so as to be available to a Portfolio prior to the regular close of trading on the Exchange (normally 4 p.m. eastern time).


         The bank sending an investor's federal funds by bank wire may charge for the service. Presently, the Distributor pays a fee for receipt by the custodian of "wired funds," but the right to charge investors for this service is reserved.


         Boston banks are closed on certain holidays although the Exchange may be open. These holidays are Columbus Day (the 2nd Monday in October) and Veterans Day (November 11). Investors are not able to purchase shares by wiring federal funds on such holidays because the custodian is not open to receive such federal funds on behalf of a Portfolio.

Share Price


         Purchases will be filled without sales charge at the net asset value next computed after receipt of the application in good order. Net asset value per share normally will be computed as of the close of regular trading on each day the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will be executed at the next business day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of that member broker, rather than a Portfolio, to forward the purchase order to the Transfer Agent by the close of regular trading on the Exchange.


Share Certificates


         Due to the desire of the Portfolios' management to afford ease of redemption, certificates will not be issued to indicate ownership in a Portfolio.


Other Information


         The Portfolios have authorized certain members of the NASD other than the Distributor to accept purchase and redemption orders for the Portfolios' shares. Those brokers may also designate other parties to accept purchase and redemption orders on each Portfolio's behalf. Orders for purchase or redemption will be deemed to have been received by a Portfolio when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between a Portfolio and the broker, ordinarily orders will be priced at that Portfolio's net asset value next computed after acceptance by such brokers or their authorized designees. Further, if purchases or redemptions of a Portfolio's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Trustees and the Distributor, also the Portfolios' principal underwriter, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Trustees and the Distributor may suspend or terminate the offering of shares of a Portfolio at any time for any reason.

         The "Tax Identification Number" section of the application must be completed when opening an account. Applications and purchase orders without a correct certified tax identification number and certain other certified information (e.g. from exempt organizations, certification of exempt status) will be returned to the investor.


         The Trust may issue shares of each Portfolio at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company (or series thereof) or personal holding company, subject to the requirements of the 1940 Act.

                            EXCHANGES AND REDEMPTIONS


      (See "Exchanges and redemptions" and "Transaction information" in the
                        Portfolios' combined prospectus.)


Exchanges


         Exchanges are comprised of a redemption from one Portfolio and a purchase into another Portfolio or Scudder fund. The purchase side of the exchange may be either an additional investment into an existing account or may involve opening a new account in another Portfolio or Scudder fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL(TM)) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges to a new Portfolio or fund account must be for a minimum of $2,500. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, tax identification number, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more. If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain an original signature guarantee as described under "Transaction Information -- Redeeming shares -- Signature guarantees" in a Portfolios' combined prospectus.


         Exchange orders received before the close of regular trading on the Exchange on any business day will ordinarily be executed at respective net asset values determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.


         Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder fund or portfolio to an existing account in another Scudder fund or portfolio through

Scudder's Automatic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the telephone or in writing. Automatic Exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Trust and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Automatic Exchange Program at any time.


         No commission is charged to the shareholder for any exchange described above. An exchange into another Portfolio or Scudder fund is a redemption of shares and therefore may result in tax consequences (gain or loss) to the shareholder, and the proceeds of such an exchange may be subject to backup withholding. (See "TAXES.")


         Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Trust employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Trust does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Trust will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. The Trust, the Portfolios and the Transfer Agent each reserves the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.

         The Scudder funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from the Distributor a prospectus of the Scudder fund into which the exchange is being contemplated. The exchange privilege may not be available for certain Scudder funds or classes thereof. For more information, please call 1-800-225-5163.


         Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.

Redemption By Telephone

         Shareholders currently receive the right, automatically without having to elect it, to redeem by telephone up to $100,000 and have the proceeds mailed to their address of record. Shareholders may also request to have the proceeds mailed or wired to their predesignated bank account. In order to request wire redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent.


         (a) NEW INVESTORS wishing to establish telephone redemption to a designated bank account must complete the appropriate section on the application.

         (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder Profit-Sharing or Money Purchase Pension Plans, Scudder 401(k) and Scudder 403(b) planholders) who wish to establish telephone redemption to a predesignated bank account or who want to change the bank account previously designated to receive redemption proceeds should either return a Telephone Redemption Option Form (available upon request) or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. An original signature and an original signature guarantee are required for each person in whose name the account is registered.


         Telephone redemption is not available with respect to shares held in IRA accounts.


         If a request for a redemption to a shareholder's bank account is made by telephone or fax, payment will be by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account. There will be a $5 charge for all wire redemptions.

         Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

         The Trust employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Trust does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Trust will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.


         Redemption requests by telephone (technically a repurchase by agreement between a Portfolio or fund and the shareholder) of shares purchased by check will not be accepted until the purchase check has cleared.

Redemption by QuickSell


         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickSell program may sell shares of the Portfolio by telephone. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, normally 4:00 p.m. eastern time, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day. QuickSell transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

         In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which redemption proceeds will be credited. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders who wish to add QuickSell to their account may do so by completing a QuickSell Enrollment Form. After sending in an enrollment form, shareholders should allow 15 days for this service to be available.

         The Portfolio employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Portfolio does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Portfolio will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.


Redemption by Mail or Fax

         In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor/executrix, certificates of corporate authority and waivers of tax (required in some states when settling estates).

         It is suggested that shareholders holding shares registered in other than individual names contact the Transfer Agent prior to any redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within seven (7) days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays of more than seven (7) days of payment for shares tendered for repurchase or redemption may result, but only until the purchase check has cleared.

         The requirements for IRA redemptions are different from those for regular accounts. For more information call 1-800-225-5163.

Redemption-in-Kind


         The Trust reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Trust and valued as they are for purposes of computing a Portfolio's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which each Portfolio is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the relevant Portfolio at the beginning of the period.


Other Information


         Clients, officers or employees of the Adviser or of an affiliated organization, and members of such clients', officers' or employees' immediate families, banks and members of the NASD may direct repurchase requests to a Portfolio through Scudder Investor Services, Inc. at Two International Place, Boston, Massachusetts 02110-4103 by letter, telegram, TWX, or telephone. A two-part confirmation will be mailed out promptly after receipt of the repurchase request. A written request in good order and any certificates with proper original signature guarantee, as described in each Portfolio's prospectus under "Transaction information -- Redeeming shares -- Signature guarantees", should be sent with a copy of the invoice to Scudder Funds, c/o Scudder Confirmed Processing, Two International Place, Boston, Massachusetts 02110-4103. Failure to deliver shares or required documents (see above) by the settlement date may result in cancellation of the trade and the shareholder will be responsible for any loss incurred by a Portfolio or the principal underwriter by reason of such cancellation. Net losses on such transactions which are not recovered from the shareholder will be absorbed by the principal underwriter. Any net gains so resulting will accrue to the Portfolio. For this group, repurchases will be carried out at the net asset value next computed after such repurchase requests have been received. The arrangements described in this paragraph for repurchasing shares are discretionary and may be discontinued at any time.

         If a shareholder redeems all shares in the account after the record date of a dividend, the shareholder receives in addition to the net asset value thereof, all declared but unpaid dividends thereon. The value of shares redeemed or repurchased may be more or less than the shareholder's cost depending on the net asset value at the time of redemption or repurchase. The Trust does not impose a redemption or repurchase charge, although a wire charge may be applicable for redemption proceeds wired to an investor's bank account. Redemption of shares, including redemptions undertaken to effect an exchange for shares of another Portfolio or Scudder fund, may result in tax consequences (gain or loss) to the shareholder and the proceeds of such redemptions may be subject to backup withholding. (See "TAXES.")


         Shareholders who wish to redeem shares from Special Plan Accounts should contact the employer, trustee or custodian of the Plan for the requirements.


         The determination of net asset value and a shareholder's right to redeem shares and to receive payment may be suspended at times (a) during which the Exchange is closed, other than customary weekend and holiday closings, (b) during which trading on the Exchange is restricted for any reason, (c) during which an emergency exists as a result of which disposal by the Portfolio of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Portfolio fairly to determine the value of its net assets, or (d) during which the SEC by order permits a suspension of the right of redemption or a postponement of the date of payment or of redemption; provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b), (c) or
(d) exist.

                   FEATURES AND SERVICES OFFERED BY THE TRUST

      (See "Shareholder benefits" in the Portfolios' combined prospectus.)


The Pure No-Load(TM) Concept -Load(TM) Concept

         Investors are encouraged to be aware of the full ramifications of mutual fund fee structures, and of how Scudder distinguishes its Scudder Family of Funds from the vast majority of mutual funds available today. The primary distinction is between load and no-load funds.

         Load funds generally are defined as mutual funds that charge a fee for the sale and distribution of fund shares. There are three types of loads: front-end loads, back-end loads, and asset-based 12b-1 fees. 12b-1 fees are distribution-related fees charged against fund assets and are distinct from service fees, which are charged for personal services and/or maintenance of shareholder accounts. Asset-based sales charges and service fees are typically paid pursuant to distribution plans adopted under 12b-1 under the 1940 Act.


         A front-end load is a sales charge, which can be as high as 8.50% of the amount invested. A back-end load is a contingent deferred sales charge, which can be as high as 8.50% of either the amount invested or redeemed. The maximum front-end or back-end load varies, and depends upon whether or not a fund also charges a 12b-1 fee and/or a service fee or offers investors various sales-related services such as dividend reinvestment. The maximum charge for a 12b-1 fee is 0.75% of a fund's average annual net assets, and the maximum charge for a service fee is 0.25% of a fund's average annual net assets.

         A no-load fund does not charge a front-end or back-end load, but can charge a small 12b-1 fee and/or service fee against fund assets. Under the National Association of Securities Dealers Conduct Rules , a mutual fund can call itself a "no-load" fund only if the 12b-1 fee and/or service fee does not exceed 0.25% of a fund's average annual net assets.

         Because funds in the Scudder Family of Funds do not pay any asset-based sales charges or service fees, Scudder developed and trademarked the phrase pure no-load(TM) to distinguish Scudder funds from other no-load mutual funds. Scudder pioneered the no-load concept when it created the nation's first no-load fund in 1928, and later developed the nation's first family of no-load mutual funds.


         The following chart shows the potential long-term advantage of investing $10,000 in a Scudder Family of Funds pure no-load fund over investing the same amount in a load fund that collects an 8.50% front-end load, a load fund that collects only a 0.75% 12b-1 and/or service fee, and a no-load fund charging only a 0.25% 12b-1 and/or service fee. The hypothetical figures in the chart show the value of an account assuming a constant 10% rate of return over the time periods indicated and reinvestment of dividends and distributions.

====================================================================================================================

                                Scudder                                                         No-Load Fund with
         Years             Pure No-Load(TM)       8.50% Load Fund        Load Fund with            0.25% 12b-1
                                 Fund                                    0.75% 12b-1 Fee               Fee
--------------------------------------------------------------------------------------------------------------------

          10                   $ 25,937               $ 23,733               $ 24,222               $ 25,354
--------------------------------------------------------------------------------------------------------------------

          15                    41,772                 38,222                 37,698                 40,371
--------------------------------------------------------------------------------------------------------------------
          20                    67,275                 61,557                 58,672                 64,282
====================================================================================================================

         Investors are encouraged to review the fee tables on page 8 of the Portfolios' combined prospectus for more specific information about the rates at which management fees and other expenses are assessed.

Internet access

World   Wide  Web  Site  --  The   address   of  the   Scudder   Funds  site  is
http://funds.scudder.com. The site offers guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The site also enables users to access or view fund prospectuses and profiles with links between summary information in Profiles and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on funds.


         The site is designed for interactivity, simplicity and maneuverability. A section entitled "Planning Resources" provides information on asset allocation, tuition, and retirement planning to users who fill out interactive "worksheets." Investors can easily establish a "Personal Page," that presents price information, updated daily, on funds they're interested in following. The "Personal Page" also offers easy navigation to other parts of the site. Fund performance data from both Scudder and Lipper Analytical Services, Inc. are available on the site. Also offered on the site is a news feature, which provides timely and topical material on the Scudder Funds.

         Scudder has communicated with shareholders and other interested parties on Prodigy since 1988 and has participated since 1994 in GALT's Networth "financial marketplace" site on the Internet. The firm made Scudder Funds information available on America Online in early 1996.

Account Access -- Scudder is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.

         Scudder's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders who have set up a Personal Page on Scudder's Web site. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.

         An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.

         A Call Me(TM) feature enables users to speak with a Scudder Investor Relations telephone representative while viewing their account on the Web site. In order to use the Call Me(TM) feature, an individual must have two phone lines and enter on the screen the phone number that is not being used to connect to the Internet. They are connected to the next available Scudder Investor Relations representative from 8 a.m. to 8 p.m. eastern time.

Dividends and Capital Gains Distribution Options

         Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of a Fund. A change of instructions for the method of payment must be received by the Transfer Agent at least five days prior to a dividend record date. Shareholders also may change their dividend option either by calling 1-800-225-5163 or by sending written instructions to the Transfer Agent. Please include your account number with your written request. See "How to contact Scudder" in the Funds' prospectuses for the address.

         Reinvestment is usually made at the closing net asset value determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional shares of a Fund.

         Investors may also have dividends and distributions automatically deposited in their predesignated bank account through Scudder's DistributionsDirect Program. Shareholders who elect to participate in the DistributionsDirect Program, and whose predesignated checking account of record is with a member bank of the

Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after the Fund pays its distribution. A DistributionsDirect request form can be obtained by calling 1-800-225-5163. Confirmation statements will be mailed to shareholders as notification that distributions have been deposited.

         Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.


Scudder Investor Centers


         Investors may visit any of the Investor Centers maintained by the Distributor listed in the Funds' prospectuses. The Centers are designed to provide individuals with services during any business day. Investors may pick up literature or obtain assistance with opening an account, adding monies or special options to existing accounts, making exchanges within the Scudder Family of Funds, redeeming shares or opening retirement plans. Checks should not be mailed to the Centers but should be mailed to "The Scudder Funds" at the address listed under "How to contact Scudder" in the prospectuses.


Reports to Shareholders


         The Trust issues shareholders unaudited semiannual financial statements and annual financial statements audited by independent accountants, including a list of investments held and statements of assets and liabilities, operations, changes in net assets and financial highlights. The Trust presently intends to distribute to shareholders informal quarterly reports during the intervening quarters, containing a statement of the investments of the Funds.


Transaction Summaries


         Annual summaries of all transactions in each Fund account are available to shareholders. The summaries may be obtained by calling 1-800-225-5163.


                           THE SCUDDER FAMILY OF FUNDS


       (See "Investment products and services" in the Portfolios' combined prospectus.)

         The Scudder Family of Funds is America's first family of mutual funds and the nation's oldest family of no-load mutual funds. To assist investors in choosing a Scudder fund, descriptions of the Scudder funds' objectives follow.


MONEY MARKET

         Scudder U.S. Treasury Money Fund seeks to provide safety, liquidity and stability of capital and, consistent therewith, to provide current income. The Fund seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible, and declares dividends daily.

         Scudder Cash Investment Trust ("SCIT") seeks to maintain the stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. SCIT seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible, and declares dividends daily.

         Scudder Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

         Scudder Government Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

TAX FREE MONEY MARKET

         Scudder Tax Free Money Fund ("STFMF") seeks to provide income exempt from regular federal income tax and stability of principal through investments primarily in municipal securities. STFMF seeks to maintain a constant net asset value of $1.00 per share, although in extreme circumstances this may not be possible.

         Scudder Tax Free Money Market Series seeks to provide investors with as high a level of current income that cannot be subjected to federal income tax by reason of federal law as is consistent with its investment policies and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

         Scudder California Tax Free Money Fund* seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share while providing California taxpayers income exempt from both California State personal and regular federal income taxes. The Fund is a professionally managed portfolio of high quality, short-term California municipal securities. There can be no assurance that the stable net asset value will be maintained.

         Scudder New York Tax Free Money Fund* seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share, while providing New York taxpayers income exempt from New York State and New York City personal income taxes and regular federal income tax. There can be no assurance that the stable net asset value will be maintained.

TAX FREE

         Scudder Limited Term Tax Free Fund seeks to provide as high a level of income exempt from regular federal income tax as is consistent with a high degree of principal stability.

         Scudder Medium Term Tax Free Fund seeks to provide a high level of income free from regular federal income taxes and to limit principal fluctuation. The Fund will invest primarily in high-grade, intermediate-term bonds.

         Scudder Managed Municipal Bonds seeks to provide income exempt from regular federal income tax primarily through investments in high-grade, long-term municipal securities.

         Scudder High Yield Tax Free Fund seeks to provide a high level of interest income, exempt from regular federal income tax, from an actively managed portfolio consisting primarily of investment-grade municipal securities.

         Scudder California Tax Free Fund* seeks to provide California taxpayers with income exempt from both California State personal income and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of California municipal securities.

         Scudder Massachusetts Limited Term Tax Free Fund* seeks to provide Massachusetts taxpayers with as high a level of income exempt from Massachusetts personal income tax and regular federal income tax, as is consistent with a high degree of price stability, through a professionally managed portfolio consisting primarily of investment-grade municipal securities.

         Scudder Massachusetts Tax Free Fund* seeks to provide Massachusetts taxpayers with income exempt from both Massachusetts personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

----------

* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

         Scudder New York Tax Free Fund* seeks to provide New York taxpayers with income exempt from New York State and New York City personal income taxes and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of New York municipal securities.

         Scudder Ohio Tax Free Fund* seeks to provide Ohio taxpayers with income exempt from both Ohio personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

         Scudder Pennsylvania Tax Free Fund* seeks to provide Pennsylvania taxpayers with income exempt from both Pennsylvania personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

U.S. INCOME

         Scudder Short Term Bond Fund seeks to provide a high level of income consistent with a high degree of principal stability by investing primarily in high quality short-term bonds.

         Scudder Zero Coupon 2000 Fund seeks to provide as high an investment return over a selected period as is consistent with investment in U.S. Government securities and the minimization of reinvestment risk.

         Scudder GNMA Fund seeks to provide high current income primarily from U.S. Government guaranteed mortgage-backed (Ginnie Mae) securities.

         Scudder Income Fund seeks a high level of income, consistent with the prudent investment of capital, through a flexible investment program emphasizing high-grade bonds.


         Scudder  Corporate  Bond  Fund  seeks a high  level of  current  income
         through  investment   primarily  in  investment-grade   corporate  debt
         securities.


         Scudder High Yield Bond Fund seeks a high level of current income and, secondarily, capital appreciation through investment primarily in below investment-grade domestic debt securities.

GLOBAL INCOME

         Scudder Global Bond Fund seeks to provide total return with an emphasis on current income by investing primarily in high-grade bonds denominated in foreign currencies and the U.S. dollar. As a secondary objective, the Fund will seek capital appreciation.

         Scudder International Bond Fund seeks to provide income primarily by investing in a managed portfolio of high-grade international bonds. As a secondary objective, the Fund seeks protection and possible enhancement of principal value by actively managing currency, bond market and maturity exposure and by security selection.

         Scudder Emerging Markets Income Fund seeks to provide high current income and, secondarily, long-term capital appreciation through investments primarily in high-yielding debt securities issued by governments and corporations in emerging markets.

ASSET ALLOCATION

         Scudder Pathway Series: Conservative Portfolio seeks primarily current income and secondarily long-term growth of capital. In pursuing these objectives, the Portfolio, under normal market conditions, will invest substantially in a select mix of Scudder bond mutual funds, but will have some exposure to Scudder equity mutual funds.

----------

* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

         Scudder Pathway Series: Balanced Portfolio seeks to provide investors with a balance of growth and income by investing in a select mix of Scudder money market, bond and equity mutual funds.

         Scudder Pathway Series: Growth Portfolio seeks to provide investors with long-term growth of capital. In pursuing this objective, the Portfolio will, under normal market conditions, invest predominantly in a select mix of Scudder equity mutual funds designed to provide long-term growth.

         Scudder Pathway Series: International Portfolio seeks maximum total return for investors. Total return consists of any capital appreciation plus dividend income and interest. To achieve this objective, the Portfolio invests in a select mix of established international and global Scudder funds.

U.S. GROWTH AND INCOME

         Scudder Balanced Fund seeks a balance of growth and income from a diversified portfolio of equity and fixed-income securities. The Fund also seeks long-term preservation of capital through a quality-oriented approach that is designed to reduce risk.


         Scudder  Dividend & Growth Fund seeks high current income and long-term
         growth  of  capital   through   investment   in  income  paying  equity
         securities.


         Scudder Growth and Income Fund seeks long-term growth of capital, current income, and growth of income.


         Scudder S&P 500 Index Fund seeks to provide investment results that, before expenses, correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index.

         Scudder Real Estate Investment Fund seeks long-term capital growth and current income by investing primarily in equity securities of companies in the real estate industry.


U.S. GROWTH

     Value

         Scudder Large Company Value Fund seeks to maximize long-term capital appreciation through a value-driven investment program.


         Scudder  Value  Fund**  seeks  long-term   growth  of  capital  through
         investment in undervalued equity securities.


         Scudder Small Company Value Fund invests for long-term growth of capital by seeking out undervalued stocks of small U.S. companies.

         Scudder Micro Cap Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of U.S. micro-capitalization ("micro-cap") common stocks.

     Growth


         Scudder Classic Growth Fund** seeks to provide long-term growth of capital with reduced share price volatility compared to other growth mutual funds.


         Scudder Large Company Growth Fund seeks to provide long-term growth of capital through investment primarily in the equity securities of seasoned, financially strong U.S.
         growth companies.

----------


**       Only the Scudder Shares are part of the Scudder Family of Funds.

         Scudder Development Fund seeks long-term growth of capital by investing primarily in securities of small and medium-size growth companies.

         Scudder 21st Century Growth Fund seeks long-term growth of capital by investing primarily in the securities of emerging growth companies poised to be leaders in the 21st century.


 GLOBAL EQUITY


     Worldwide

         Scudder Global Fund seeks long-term growth of capital through a diversified portfolio of marketable securities, primarily equity securities, including common stocks, preferred stocks and debt securities convertible into common stocks.


         Scudder International Value Fund seeks long-term capital appreciation through investment primarily in undervalued foreign equity securities.


         Scudder International Growth and Income Fund seeks long-term growth of capital and current income primarily from foreign equity securities.


         Scudder   International  Fund***  seeks  long-term  growth  of  capital primarily through a diversified portfolio of marketable foreign equity securities.

         Scudder International Growth Fund seeks long-term capital appreciation through investment primarily in the equity securities of foreign companies with high growth potential.

         Scudder   Global   Discovery   Fund**   seeks   above-average   capital
         appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.


         Scudder Emerging Markets Growth Fund seeks long-term growth of capital primarily through equity investment in emerging markets around the globe.

         Scudder Gold Fund seeks maximum return (principal change and income) consistent with investing in a portfolio of gold-related equity securities and gold.

     Regional

         Scudder Greater Europe Growth Fund seeks long-term growth of capital through investments primarily in the equity securities of European companies.

         Scudder Pacific Opportunities Fund seeks long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan.

         Scudder  Latin  America  Fund  seeks  to  provide   long-term   capital
         appreciation through investment primarily in the securities of Latin American issuers.

         The Japan Fund, Inc. seeks long-term capital appreciation by investing primarily in equity securities (including American Depository Receipts) of Japanese companies.

----------
***      Only the International Shares are part of the Scudder Family of Funds.
**       Only the Scudder Shares are part of the Scudder Family of Funds.

INDUSTRY SECTOR FUNDS

     Choice Series

         Scudder Financial Services Fund seeks long-term growth of capital primarily through investment in equity securities of financial services companies.

         Scudder Health Care Fund seeks long-term growth of capital primarily through investment in securities of companies that are engaged in the development, production or distribution of products or services related to the treatment or prevention of diseases and other medical problems.

         Scudder Technology Fund seeks long-term growth of capital primarily through investment in securities of companies engaged in the development, production or distribution of technology-related products or services.

SCUDDER PREFERRED SERIES

         Scudder Tax Managed Growth Fund seeks long-term growth of capital on an after-tax basis by investing primarily in established, medium- to large-sized U.S. companies with leading competitive positions.

         Scudder  Tax  Managed  Small  Company  Fund seeks  long-term  growth of
         capital  on  an  after-tax  basis  through   investment   primarily  in
         undervalued stocks of small U.S.
         companies.


         The net asset values of most Scudder funds can be found daily in the "Mutual Funds" section of The Wall Street Journal under "Scudder Funds," and in other leading newspapers throughout the country. Investors will notice the net asset value and offering price are the same, reflecting the fact that no sales commission or "load" is charged on the sale of shares of the Scudder funds. The latest seven-day yields for the money-market funds can be found every Monday and Thursday in the "Money-Market Funds" section of The Wall Street Journal. This information also may be obtained by calling the Scudder Automated Information Line (SAIL) at 1-800-343-2890.


         The Scudder Family of Funds offers many conveniences and services, including: active professional investment management; broad and diversified investment portfolios; pure no-load funds with no commissions to purchase or redeem shares or Rule 12b-1 distribution fees; individual attention from a service representative of Scudder Investor Relations; and easy telephone exchanges into other Scudder funds. Certain Scudder funds or classes thereof may not be available for purchase or exchange. For more information, please call 1-800-225-5163.


                              SPECIAL PLAN ACCOUNTS


   (See "Scudder tax-advantaged retirement plans," "Purchases -- By Automatic Investment Plan" and "Exchanges and redemptions -- By Automatic Withdrawal
                        Plan" in the Portfolios' combined
                                          prospectus.)

         Detailed information on any Scudder investment plan, including the applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service (the "IRS") requirements, may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling toll free, 1- 800-225-2470. The discussions of the plans below describe only certain aspects of the federal income tax treatment of the plan. The state tax treatment may be different and may vary from state to state. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax adviser with respect to the suitability requirements and tax aspects thereof.

         Shares of each Portfolio may also be a permitted investment under profit sharing and pension plans and IRAs other than those offered by the Portfolio's distributor depending on the provisions of the relevant plan or IRA.


         None of the plans assures a profit or guarantees protection against depreciation, especially in declining markets.

Scudder Retirement Plans:   Profit-Sharing and Money Purchase
Pension Plans for Corporations and  Self-Employed Individuals

         Shares of each Portfolio may be purchased as the investment medium under a plan in the form of a Scudder Profit-Sharing Plan (including a version of the Plan which includes a cash-or-deferred feature) or a Scudder Money Purchase Pension Plan (jointly referred to as the Scudder Retirement Plans) adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietorships and partnerships), or other qualifying organization. Each of these forms was approved by the IRS as a prototype. The IRS's approval of an employer's plan under Section 401(a) of the Internal Revenue Code will be greatly facilitated if it is in such approved form. Under certain circumstances, the IRS will assume that a plan, adopted in this form, after special notice to any employees, meets the requirements of
Section 401(a) of the Internal Revenue Code as to form.

Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals

         Shares of each Portfolio may be purchased as the investment medium under a plan in the form of a Scudder 401(k) Plan adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietors and partnerships), or other qualifying organization. This plan has been approved as a prototype by the IRS.


Scudder IRA:  Individual Retirement Account


         Shares of each Portfolio may be purchased as the underlying investment for an Individual Retirement Account which meets the requirements of Section 408(a) of the Internal Revenue Code.

         A single individual who is not an active participant in an employer-maintained retirement plan, a simplified employee pension plan, or a tax-deferred annuity program (a "qualified plan"), and a married individual who is not an active participant in a qualified plan and whose spouse is also not an active participant in a qualified plan, are eligible to make tax deductible contributions of up to $2,000 to an IRA prior to the year such individual attains age 70 1/2. In addition, certain individuals who are active participants in qualified plans (or who have spouses who are active participants) are also eligible to make tax-deductible contributions to an IRA; the annual amount, if any, of the contribution which such an individual will be eligible to deduct will be determined by the amount of his, her, or their adjusted gross income for the year. Whenever the adjusted gross income limitation prohibits an individual from contributing what would otherwise be the maximum tax-deductible contribution he or she could make, the individual will be eligible to contribute the difference to an IRA in the form of nondeductible contributions.

         An eligible individual may contribute as much as $2,000 of qualified income (earned income or, under certain circumstances, alimony) to an IRA each year (up to $2,000 per individual for married couples if only one spouse has earned income). All income and capital gains derived from IRA investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can lead to substantial retirement savings.


         The table below shows how much individuals would accumulate in a fully tax-deductible IRA by age 65 (before any distributions) if they contribute $2,000 at the beginning of each year, assuming average annual returns of 5, 10, and 15%. (At withdrawal, accumulations in this table will be taxable.)

                                     Value of IRA at Age 65
                         Assuming $2,000 Deductible Annual Contribution


-----------------------------------------------------------------------------------------------------------
         Starting                                        Annual Rate of Return
          Age of             ------------------------------------------------------------------------------
       Contributions                    5%                        10%                       15%
-----------------------------------------------------------------------------------------------------------
            25                       $253,680                  $973,704                  $4,091,908
            35                       139,522                    361,887                   999,914
            45                        69,439                    126,005                   235,620
            55                        26,414                    35,062                     46,699

         This next table shows how much individuals would accumulate in non-IRA accounts by age 65 if they start with $2,000 in pretax earned income at the beginning of each year (which is $1,380 after taxes are paid), assuming average annual returns of 5, 10 and 15%. (At withdrawal, a portion of the accumulation in this table will be taxable.)

                                 Value of a  Non-IRA Account at
                           Age 65 Assuming $1,380 Annual Contributions
                         (post tax, $2,000 pretax) and a 31% Tax Bracket

-----------------------------------------------------------------------------------------------------------
         Starting                                        Annual Rate of Return
          Age of             ------------------------------------------------------------------------------
       Contributions                    5%                        10%                       15%
-----------------------------------------------------------------------------------------------------------
            25                       $119,318                  $287,021                   $741,431
            35                        73,094                    136,868                   267,697
            45                        40,166                    59,821                     90,764
            55                        16,709                    20,286                     24,681

Scudder  Roth IRA:  Individual Retirement Account

         Shares of each Portfolio may be purchased as the underlying investment for a Roth Individual Retirement Account which meets the requirements of Section 408A of the Internal Revenue Code.


         A single individual earning below $95,000 can contribute up to $2,000 per year to a Roth IRA. The maximum contribution amount diminishes and gradually falls to zero for single filers with adjusted gross incomes ranging from $95,000 to $110,000. Married couples earning less than $150,000 combined, and filing jointly, can contribute a full $4,000 per year ($2,000 per IRA). The maximum contribution amount for married couples filing jointly phases out from $150,000 to $160,000.

         An eligible individual can contribute money to a traditional IRA and a Roth IRA as long as the total contribution to all IRAs does not exceed $2,000. No tax deduction is allowed under Section 219 of the Internal Revenue Code for contributions to a Roth IRA. Contributions to a Roth IRA may be made even after the individual for whom the account is maintained has attained age 70 1/2.


         All income and capital gains derived from Roth IRA investments are reinvested and compounded tax-free. Such tax-free compounding can lead to substantial retirement savings. No distributions are required to be taken prior to the death of the original account holder. If a Roth IRA has been established for a minimum of five years, distributions can be taken tax-free after reaching age 59 1/2, for a first-time home purchase ($10,000 maximum, one-time use) or upon death or disability. All other distributions of earnings from a Roth IRA are taxable and subject to a 10% tax penalty unless an exception applies. Exceptions to the 10% penalty include: disability, excess medical expenses, the purchase of health insurance for an unemployed individual and education expenses.


         An individual with an income of less than $100,000 (who is not married filing separately) can roll his or her existing IRA into a Roth IRA. However, the individual must pay taxes on the taxable amount in his or her traditional IRA. Individuals who complete the rollover in 1998 will be allowed to spread the tax payments over a four-year period. After 1998, all taxes on such a rollover will have to be paid in the tax year in which the rollover is made.

Scudder 403(b) Plan


         Shares of each Portfolio may also be purchased as the underlying investment for tax sheltered annuity plans under the provisions of Section 403(b)(7) of the Internal Revenue Code. In general, employees of tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (such as hospitals, churches, religious, scientific, or literary organizations and educational institutions) or a public school system are eligible to participate in a 403(b) plan.

Automatic Withdrawal Plan


         Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s) as described under "Transaction information -- Redeeming shares -- Signature guarantees" in the Fund's prospectus. Any such requests must be received by the Fund's transfer agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Trust or its agent on written notice, and will be terminated when all shares of the Fund under the Plan have been liquidated or upon receipt by the Trust of notice of death of the shareholder.

         An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163.


Group or Salary Deduction Plan


         An investor may join a Group or Salary Deduction Plan where satisfactory arrangements have been made with Scudder Investor Services, Inc. for forwarding regular investments through a single source. The minimum annual investment is $240 per investor which may be made in monthly, quarterly, semiannual or annual payments. The minimum monthly deposit per investor is $20. Except for trustees or custodian fees for certain retirement plans, at present there is no separate charge for maintaining group or salary deduction plans; however, the Trust and its agents reserve the right to establish a maintenance charge in the future depending on the services required by the investor.

         The Trust reserves the right, after notice has been given to the shareholder, to redeem and close a shareholder's account in the event that the shareholder ceases participating in the group plan prior to investment of $1,000 per individual or in the event of a redemption which occurs prior to the accumulation of that amount or which reduces the account value to less than $1,000 and the account value is not increased to $1,000 within a reasonable time after notification. An investor in a plan who has not purchased shares for six months shall be presumed to have stopped making payments under the plan.


Automatic Investment Plan

         Shareholders may arrange to make periodic investments through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50.

         The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

Uniform Transfers/Gifts to Minors Act


         Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through Scudder's Automatic Investment Plan (AIP). In this case, the minimum initial investment is $500.

         The Trust reserves the right, after notice has been given to the shareholder and custodian, to redeem and close a shareholder's account in the event that regular investments to the account cease before the $1,000 minimum is reached.


                    DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS


         (See "Distribution and performance information -- Dividends and capital gains distributions" in the Portfolios' combined prospectus.)


         Each Portfolio intends to follow the practice of distributing all of its investment company taxable income, which includes any excess of net realized short-term capital gains over net realized long-term capital losses. Each
Portfolio may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, a Portfolio may retain all or part of such gain for reinvestment after paying the related federal income taxes for which the shareholders may then be asked to claim a credit against their federal income tax liability. (See "TAXES.")

         If a Portfolio does not distribute the amount of capital gain and/or ordinary income required to be distributed by an excise tax provision of the Code, the Portfolio may be subject to that excise tax. (See "TAXES.") In certain circumstances, a Portfolio may determine that it is in the interest of shareholders to distribute less than the required amount.


         Earnings and profits distributed to shareholders on redemptions of Portfolio shares may be utilized by the Portfolio, to the extent permissible, as part of the Portfolio's dividends paid deduction on its federal tax return.

         The Conservative Portfolio and the Balanced Portfolio each intend to distribute investment company taxable income, exclusive of net short-term capital gains in excess of net long-term capital losses, on a quarterly basis, and distributions of net capital gains realized during the fiscal year will be made in November or December to avoid federal excise tax, although an additional distribution may be made within three months of its fiscal year end, if necessary. The Conservative, Growth and International Portfolios intend to distribute their investment company taxable income and any net realized capital gains in November or December to avoid federal excise tax, although an additional distribution may be made within three months of the Portfolios' fiscal year end, if necessary.


         Both types of distributions will be made in Portfolio shares and confirmations will be mailed to each shareholder unless a shareholder has elected to receive cash, in which case a check will be sent. Distributions of investment company taxable income and net realized capital gains are taxable (See "TAXES"), whether made in shares or cash.

         Each distribution is accompanied by a brief explanation of the form and character of the distribution. The characterization of distributions on such correspondence may differ from the characterization for federal tax purposes. In January of each year each Portfolio issues to each shareholder a statement of the federal income tax status of all distributions in the prior calendar year.

                             PERFORMANCE INFORMATION


   (See "Distribution and performance information -- Performance information"
                    in the Portfolios' combined prospectus.)

         From time to time, quotations of a Portfolio's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures will be calculated in the following manner:


Average Annual Total Return


         Average Annual Total Return is the average annual compound rate of return for the periods of one year, five years, ten years or for the life of the Portfolio, all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of a Portfolio's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Portfolio shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):


                               T = (ERV/P)^1/n - 1

Where:

              P       =      a hypothetical initial payment of $1,000
              T       =      Average Annual Total Return
              n       =      number of years
              ERV     =      ending  redeemable  value:  ERV is the value,
                             at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.



        Average Annual Total Return for the periods ended August 31, 1998

                                    One Year           Life of Portfolio^(1)
                                    --------           ---------------------

                       Conservative Portfolio                      --%
                       Balanced Portfolio                          --
                       Growth Portfolio                            --
                       International Portfolio                     --

(1) For the period November 15, 1996 (commencement of operations) to August 31, 1998.


Cumulative Total Return


         Cumulative Total Return is the compound rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative Total Return quotations reflect changes in the price of a Portfolio's shares and assume that all dividends and capital gains distributions during the period were reinvested in Portfolio shares. Cumulative Total Return is calculated by finding the cumulative rates of return of a hypothetical investment over such periods, according to the following formula (Cumulative Total Return is then expressed as a percentage):


                                 C = (ERV/P) -1
Where:

                 C       =     Cumulative Total Return
                 P       =     a hypothetical initial investment of $1,000
                 ERV     =     ending  redeemable  value:  ERV is the value, at
                               the end of the applicable period, of a
                               hypothetical $1,000 investment made at the beginning of the applicable period.


          Cumulative Total Return for the periods ended August 31, 1998

                                    One Year            Life of Portfolio(1)
                                    --------            --------------------

                       Conservative Portfolio                   --%
                       Balanced Portfolio                       --
                       Growth Portfolio                         --
                       International Portfolio                  --

(1) For the period November 15, 1996 (commencement of operations) to August 31, 1998.

SEC Yields of Conservative Portfolio and Balanced Portfolio


         A Portfolio's yield is the net annualized yield based on a specified 30-day (or one month) period assuming semiannual compounding of income. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:


                         YIELD = 2[((a-b)/cd + 1)^6 - 1]

Where:


                 a       =        dividends and interest  earned during the
                                  period,  including  amortization of market
                                  premium or accretion of market discount
                 b       =        expenses accrued for the period (net of
                                  reimbursements)
                 c       =        the  average  daily  number of shares
                                  outstanding  during the period that were
                                  entitled to receive dividends
                 d       =        the maximum offering price per share on the
                                   last day of the period

         Calculation of a Portfolio's SEC yield does not take into account "Section 988 Transactions." (See "TAXES.")

                SEC Yields for the periods ended August 31, 1998

                                    One Year             Life of Portfolio
                                    --------             -----------------

                       Conservative Portfolio                 --%(1)
                       Balanced Portfolio                     --%(1)

(1) For the period November 15, 1996 (commencement of operations) to August 31, 1998.



         Quotations of each Portfolio's performance are based on historical earnings and are not intended to indicate future performance. An investor's shares when redeemed may be worth more or less than their original cost. Performance of a Fund will vary based on changes in market conditions and the level of the Portfolio's expenses.


Total Return

         Total Return is the rate of return on an investment for a specified period of time calculated in the same manner as Cumulative Total Return.


Comparison of  Fund Performanceof Fund PerformanceFund PerformancePerformance

         A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments.

         In connection with communicating its performance to current or prospective shareholders, a Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to the Dow Jones
Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Stock Price Index (S&P 500), the Nasdaq OTC Composite Index, the Nasdaq Industrials Index, the Russell 2000 Index, the Wilshire Real Estate Securities Index and statistics published by the Small Business Administration.

         From time to time, in advertising and marketing literature, a Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as, Investment Company Data, Inc. ("ICD"), Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, a Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk. For instance, a Scudder growth fund will be compared to funds in the growth fund category; a Scudder income fund will be compared to funds in the income fund category; and so on. Scudder funds (except for money market funds) may also be compared to funds with similar volatility, as measured statistically by independent organizations.

         From time to time, in marketing and other Fund literature, Trustees and officers of the Funds, the Funds' portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Funds. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.

         The Funds may be advertised as an investment choice in Scudder's college planning program. The description may contain illustrations of projected future college costs based on assumed rates of inflation and examples of hypothetical fund performance, calculated as described above.


         Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

         Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Funds. The description may include a "risk/return spectrum" which compares the Funds to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Funds to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.


         Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.


         A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

         Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.

         Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Funds, including reprints of, or selections from, editorials or articles about these Funds. Sources for Fund performance information and articles about the Funds include the following:


American Association of Individual Investors' Journal, a monthly publication of the AAII that includes articles on investment analysis techniques.


Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.


Banxquote, an on-line source of national averages for leading money market and bank CD interest rates, published on a weekly basis by Masterfund, Inc. of Wilmington, Delaware.

Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.


Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

CDA Investment Technologies, Inc., an organization which provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indices.

Consumer Digest, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.


Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.


Financial World, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.


The Frank Russell Company, a West-Coast investment management firm that periodically evaluates international stock markets and compares foreign equity market performance to U.S.
stock market performance.


Global  Investor,   a  European   publication  that  periodically   reviews  the
performance of U.S. mutual funds investing internationally.


IBC Money Fund Report, a weekly publication of IBC Financial Data, Inc., reporting on the performance of the nation's money market funds, summarizing money market fund activity and including certain averages as performance benchmarks, specifically "IBC's Money Fund Average," and "IBC's Government Money Fund Average."


Ibbotson Associates, Inc., a company specializing in investment research and data.

Investment Company Data, Inc., an independent organization which provides performance ranking information for broad classes of mutual funds.


Investor's Business Daily, a daily newspaper that features financial, economic, and business news.

Kiplinger's Personal Finance Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.


Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

Morgan Stanley International, an integrated investment banking firm that compiles statistical information.

Mutual Fund Values,  a biweekly  Morningstar,  Inc.  publication  that  provides
ratings  of  mutual  funds  based  on  fund  performance,   risk  and  portfolio
characteristics.

The New York Times, a nationally distributed newspaper which regularly covers financial news.

The No-Load Fund Investor, a monthly newsletter, published by Sheldon Jacobs, that includes mutual fund performance data and recommendations for the mutual fund investor.

No-Load Fund*X, a monthly newsletter, published by DAL Investment Company, Inc., that reports on mutual fund performance, rates funds and discusses investment strategies for the mutual fund investor.

Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.

Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.


SmartMoney, a national personal finance magazine published monthly by Dow Jones and Company, Inc. and The Hearst Corporation. Focus is placed on ideas for investing, spending and saving.


Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

United Mutual Fund Selector, a semi-monthly investment newsletter, published by Babson United Investment Advisors, that includes mutual fund performance data and reviews of mutual fund portfolios and investment strategies.

USA Today, a leading national daily newspaper.

U.S. News and World Report, a national news weekly that periodically reports mutual fund performance data.

Value Line Mutual Fund Survey, an independent organization that provides biweekly performance and other information on mutual funds.

The Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.


Wiesenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records and price ranges.


Working Woman, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.

Worth, a national publication issued 10 times per year by Capital Publishing Company, a subsidiary of Fidelity Investments. Focus is placed on personal financial journalism.

                               TRUST ORGANIZATION

       (See "Trust organization" in the Portfolios' combined prospectus.)

         The Portfolios are portfolios of Scudder Pathway Series (the "Trust"), a Massachusetts business trust established under a Declaration of Trust dated July 1, 1994. The Trust's authorized capital consists of an unlimited number of shares of beneficial interest of $0.01 par value, all of which are of one class and have equal rights as to voting, dividends and liquidation. The Trust is comprised of six separate portfolios: Conservative Portfolio, Pure Income Portfolio, Balanced Portfolio, Growth Portfolio, Pure Growth Portfolio, and International Portfolio, all of which were organized on July 1, 1994. The Trust currently offers four portfolios: Conservative Portfolio, Balanced Portfolio, Growth Portfolio and International Portfolio. Each portfolio consists of an unlimited number of shares. The Trustees have the authority to issue additional portfolios to the Trust.


         The Trustees, in their discretion, may authorize the division of shares of a Portfolio into different classes permitting shares of different classes to be distributed by different methods. Although shareholders of different classes of a Portfolio would have interest in the same portfolio of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution. The Trust will vote its shares in each Underlying Scudder Fund in proportion to the vote of all other shareholders of each respective Underlying Scudder Fund.

         The Declaration of Trust (the "Declaration") provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that the Trust, will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner provided in the Declaration that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration protects or indemnifies a Trustee or officer against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, of reckless disregard of duties involved in the conduct of his or her office.

                               INVESTMENT ADVISER


       (See "Trust organization -- Investment adviser" in the Portfolios'
                                 prospectuses.)

         Scudder Kemper Investments, Inc. (the "Adviser"), an investment counsel firm, acts as investment adviser to the Portfolios. This organization, the predecessor of which is Scudder, Stevens & Clark, Inc., is one of the most experienced investment counsel firms in the U. S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 the Adviser introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On June 26, 1997, Scudder, Stevens & Clark, Inc. ("Scudder") entered into an agreement with Zurich Insurance Company ("Zurich") pursuant to which Scudder and Zurich agreed to form an alliance. On December 31, 1997, Zurich acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name has been changed to Scudder Kemper Investments, Inc.

         Founded  in  1872,  Zurich  is  a  multinational,   public  corporation
organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world.

         The principal source of the Adviser's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations. In addition, it manages Montgomery Street Income Securities, Inc., Scudder California Tax Free Trust, Scudder Cash Investment Trust, Value Equity Trust, Scudder Fund, Inc.,

Scudder Funds Trust, Global/International Fund, Inc., Scudder Global High Income Fund, Inc., Scudder GNMA Fund, Scudder Portfolio Trust, Scudder Institutional Fund, Inc., Scudder International Fund, Inc., Investment Trust, Scudder Municipal Trust, Scudder Mutual Funds, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc., Scudder Pathway Series, Scudder Securities Trust, Scudder State Tax Free Trust, Scudder Tax Free Money Fund, Scudder Tax Free Trust, Scudder U.S. Treasury Money Fund, Scudder Variable Life Investment Fund, The Argentina Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc., The Japan Fund, Inc. and Scudder Spain and Portugal Fund, Inc. Some of the foregoing companies or trusts have two or more series.


         The Adviser also provides investment advisory services to the mutual funds which comprise the AARP Investment Program from Scudder. The AARP Investment Program from Scudder has assets over $13 billion and includes the AARP Growth Trust, AARP Income Trust, AARP Tax Free Income Trust, AARP Managed Investment Portfolios Trust and AARP Cash Investment Funds.


         Pursuant to an Agreement between the Adviser and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, the Adviser has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by the Adviser with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLinkSM Program. The Adviser will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment adviser or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLink(SM) Program will be a customer of the Adviser (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLink(SM) is a service mark of AMA Solutions, Inc.



         The Adviser maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The Adviser receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the Adviser's clients. However, the Adviser regards this information and material as an adjunct to its own research activities. Scudder's international investment management team travels the world, researching hundreds of companies. In selecting the securities in which each Portfolio may invest, the conclusions and investment decisions of the Adviser with respect to the Portfolios are based primarily on the analyses of its own research department.


         Certain investments may be appropriate for the Underlying Scudder Funds held by each Portfolio and also for other clients advised by the Adviser. Investment decisions for the Underlying Scudder Funds and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Underlying Scudder Fund. Purchase and sale orders for the Underlying Scudder Fund may be combined with those of other clients of the Adviser in the interest of achieving the most favorable net results to the Underlying Scudder Fund.


         The transaction between Scudder and Zurich resulted in the assignment of the Portfolios' investment management agreements with Scudder, those agreements were deemed to be automatically terminated at the consummation of the transaction. In anticipation of the transaction, however, new investment management agreements between each of the Portfolios' and the Adviser were approved by the Portfolios' Trustees on October 17, 1997. At the special meeting of the Portfolios' stockholders held on October 23, 1997, the stockholders also approved the investment management agreements. The investment management agreements became effective as of December 31, 1997 .

         On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in Scudder Kemper) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services Group. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services Group, with the balance initially owned by former B.A.T shareholders.

         Upon consummation of this transaction, the Portfolios' existing investment management agreements with Scudder Kemper were deemed to have been assigned and, therefore, terminated. The Board approved new investment management agreements (the "Agreements") with Scudder Kemper, which is substantially identical to the current investment management agreements, except for the date of execution and termination. These agreements became effective upon the termination of the then current investment management agreements and were approved at a shareholder meeting held in December 1998.

         The Agreements dated September 7, 1998, were approved by the Trustees of each Portfolio on August 12, 1998. The Agreements will continue in effect until September 30, 1999 and from year to year thereafter only if their continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreements or interested persons of the Adviser or the Trust, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trustees or of a majority of the outstanding voting securities of the Trust. The Agreements may be terminated at any time without payment of penalty by either party on sixty days' written notice and automatically terminates in the event of its assignment.

         The Adviser regularly provides the Trust with continuing investment management for the Portfolios consistent with the Portfolios' investment objectives, policies and restrictions and determines what Underlying Scudder Funds shall be purchased, held or sold and what portion of each Portfolio's assets shall be held uninvested, subject to the Declaration of Trust, the 1940 Act, the Code, the Order and to the Portfolios' investment objectives, policies and restrictions, and subject, further, to such policies and instructions as the Board of Trustees may from time to time establish.

         The Adviser provides each Portfolio with discretionary investment services. Specifically, the Adviser is responsible for supervising and directing the investments of each Portfolio in accordance with each Portfolio's investment objectives, program, and restrictions as provided in the prospectus and this Statement of Additional Information. The Adviser is also responsible for effecting all security transactions on behalf of each Portfolio, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. However, it should be understood that each Portfolio will invest their assets almost exclusively in the shares of the Underlying Scudder Funds and such investments will be made without the payment of any commission or other sales charges. In addition to these services, the Adviser provides the Trust with certain corporate administrative services, including: maintaining the corporate existence, corporate records, and registering and qualifying Portfolio shares under federal and state laws; monitoring the financial accounting, and administrative functions of each Portfolio; maintaining liaison with the agents employed by the Trust such as the custodian and transfer agent; assisting the Trust in the coordination of such agents' activities; and permitting the Adviser's employees to serve as officers, trustees, and committee members of the Trust without cost to the Trust.

         The Adviser also renders significant administrative services (not otherwise provided by third parties) necessary for the Trust's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Trust (such as the Trust's transfer agent, pricing agents, custodian, fund accounting agent and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Trust's federal, state and local tax returns; preparing and filing the Trust's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of each Portfolio under applicable federal and state securities laws; maintaining the Trust's books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Trust; assisting in the resolution of accounting and legal issues; establishing and monitoring the Trust's operating budget; processing the payment of the Trust's bills; assisting each Portfolio in, and otherwise arranging for, the payment of distributions and dividends and otherwise assisting the Trust in the conduct of its business, subject to the direction and control of the Trustees.

         The Adviser pays the compensation and expenses (except those of attending Board and committee meetings outside New York, New York or Boston, Massachusetts) of all Trustees, officers and executive employees of the Trust affiliated with the Adviser and makes available, without expense to the Trust, the services of such Trustees, officers and employees of the Adviser as may duly be elected officers of the Trust, subject to their individual consent to serve and to any limitations imposed by law, and provides the Trust's office space and facilities.


         In reviewing the terms of the Agreement and in discussions with the Adviser concerning such Agreement, the Trustees of the Fund who are not "interested persons" of the Adviser are represented by independent counsel. Dechert Price & Rhoads acts as general counsel for the Trust.

         The Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Agreement.

         Each Portfolio expects to operate at a zero expense level. Under the Agreement with the Trust, and the Special Servicing Agreement, the Adviser has agreed to bear any expenses of the Trust which exceed the estimated savings to each of the Underlying Scudder Funds. Of course, shareholders of the Trust will still indirectly bear their fair and proportionate share of the cost of operating the Underlying Scudder Funds in which the Trust invests because, the Trust, as a shareholder of the Underlying Scudder Funds, will bear its proportionate share of any fees and expenses paid by the Underlying Scudder Funds. The Trust, as a shareholder of the selected Underlying Scudder Funds, will benefit only from cost-sharing reductions in proportion to its interest in such Underlying Scudder Funds.


         The range of the average weighted pro rata share of expenses borne by each Portfolio is expected to be as follows: Conservative Portfolio, _____% to ______%, Balanced Portfolio, _____% to _____%, Growth Portfolio, _____% to
_____% and International Portfolio, _____% to _____%.

         The Agreement identifies the Adviser as the exclusive licensee of the rights to use and sublicense the names "Scudder," "Scudder Kemper Investments, Inc." and "Scudder Stevens and Clark, Inc." (together, the "Scudder Marks"). Under this license, the Trust, with respect to the Portfolios, has the non-exclusive right to use and sublicense the Scudder name and marks as part of its name, and to use the Scudder Marks in the Trust's investment products and services.


         The Adviser charges nonadvisory fees under the Agreement.

Personal Investments by Employees of the Adviser


         Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the
Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Portfolios. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.


Management Fees of Underlying Scudder Funds

         The Adviser has agreed not to be paid a management fee for performing its services. However, the Adviser will receive management fees from managing the Underlying Scudder Funds in which each Portfolio invests.


         Each Underlying Scudder Fund pays the Adviser a management fee as determined by the Investment Management Agreement between each Underlying Scudder Fund and the Adviser. As manager of the assets of each Underlying Scudder Fund, the Adviser directs the investments of an Underlying Scudder Fund in accordance with each Underlying Scudder Fund's investment objective, policies and restrictions. The Adviser determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by an Underlying Scudder

Fund. If an Underlying Scudder Fund's expenses, exclusive of taxes, interest and extraordinary expenses, exceed specified limits, such excess up to the amount of the management fee, will be paid by the Adviser.


         The management fees of the Underlying Scudder Funds are as follows:


                                              TO BE UPDATED


                                                                  Fiscal Year         Management
Name of Fund                                                          End              Fee (%)
------------                                                          ---              -------

Scudder Cash Investment Trust                                       6/30/97              0.40
Scudder Emerging Markets Income Fund                                10/31/97             0.99
Scudder Global Bond Fund                                            10/31/97             0.47
Scudder GNMA Fund                                                   3/31/97              0.62
Scudder High Yield Bond Fund                                        2/28/97              0.00
Scudder Income Fund                                                 12/31/97             0.61
Scudder International Bond Fund                                     6/30/97              0.80
Scudder Short Term Bond Fund                                        12/31/97             0.51
Scudder Classic Growth Fund                                         8/31/97              0.00
Scudder Development Fund                                            6/30/97              0.98
Scudder Emerging Markets Growth Fund                                10/31/97             0.98
Scudder Global Fund                                                 6/30/97              0.95
Scudder Global Discovery Fund                                       10/31/97             1.09
Scudder Gold Fund                                                   6/30/97              1.00
Scudder Greater Europe Growth Fund                                  10/31/97             1.00
Scudder Growth and Income Fund                                      12/31/97             0.49
Scudder International Fund                                          3/31/97              0.82
Scudder International Growth and Income Fund                        2/28/97              0.00(1)
Scudder Large Company Growth Fund                                   10/31/97             0.70
Scudder Large Company Value Fund                                    9/30/97              0.66
Scudder Latin America Fund                                          10/31/97             1.25
Scudder Micro Cap Fund                                              8/31/97              0.75
Scudder Pacific Opportunities Fund                                  10/31/97             1.10
Scudder Small Company Value Fund                                    8/31/97              0.75
Scudder 21st Century Growth Fund                                    8/31/97              0.00
Scudder Value Fund                                                  9/30/97              0.64
The Japan Fund, Inc.                                                12/31/97             0.75


^(1)     Fees estimated for prospectus  dated 6/5/97:  Management fee: 0.00% and
         Other: 1.75%.

         Officers and employees of the Adviser from time to time may have transactions with various banks, including the Portfolios' custodian bank. It is the Adviser's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Trust relationships.


         The Adviser may serve as adviser to other funds with investment objectives and policies similar to those of the Portfolios that may have different distribution arrangements or expenses, which may affect performance.

         None of the officers or Trustees may have dealings with the Trust as principals in the purchase or sale of securities, except as individual subscribers to or holders of shares of the Trust.

                           SPECIAL SERVICING AGREEMENT


         The Special Servicing Agreement (the "Service Agreement") was entered into among the Adviser, the Underlying Scudder Funds, Scudder Service Corporation, Scudder Fund Accounting Corporation, Scudder Investor Services, Inc., Scudder Trust Company and the Trust. Under the Service Agreement, the Adviser arranges for all services pertaining to the operation of the Trust
including  the  services  of  Scudder  Service   Corporation  and  Scudder

Fund Accounting Corporation to act as Shareholder Servicing Agent and Fund Accounting Agent, respectively, for each Portfolio. In addition, the Service Agreement provides that, if the officers of any Underlying Scudder Fund, at the direction of the Board of Directors/Trustees, determine that the aggregate expenses of a Portfolio are less than the estimated savings to the Underlying Scudder Fund from the operation of that Portfolio, the Underlying Scudder Fund will bear those expenses in proportion to the average daily value of its shares owned by that Portfolio. No Underlying Scudder Fund will bear such expenses in excess of the estimated savings to it. Such savings are expected to result primarily from the elimination of numerous separate shareholder accounts which are or would have been invested directly in the Underlying Scudder Funds and the resulting reduction in shareholder servicing costs. In this regard, the shareholder servicing costs to any Underlying Scudder Fund for servicing one account registered to the Trust would be significantly less than the cost to that same Underlying Scudder Fund of servicing the same pool of assets contributed in the typical fashion by a large group of individual shareholders owning small accounts in each Underlying Scudder Fund.

         Based on actual expense data from the Underlying Scudder Funds and certain very conservative assumptions with respect to the Trust, the Adviser, the Underlying Scudder Funds, Scudder Service Corporation, Scudder Investor Services, Inc., Scudder Fund Accounting Corporation, Scudder Trust Company and the Series anticipate that the aggregate financial benefits to the Underlying Scudder Funds from these arrangements will exceed the costs of operating the Portfolios. If such turns out to be the case, there will be no charge to the Trust for the services under the Service Agreement. Rather, in accordance with the Service Agreement, such expenses will be passed through to the Underlying Scudder Funds in proportion to the value of each Underlying Scudder Fund's shares held by each Portfolio.


         In the event that the aggregate financial benefits to the Underlying Scudder Funds do not exceed the costs of a Portfolio, the Adviser will pay, on behalf of that Portfolio, that portion of costs, as set forth herein, determined to be greater than the benefits. The determination of whether and the extent to which the benefits to the Underlying Scudder Funds from the organization of the Trust will exceed the costs to such funds will be made based upon the analysis criteria set forth in the Order. This cost-benefit analysis was initially reviewed by the Directors/Trustees of the Underlying Scudder Funds before participating in the Service Agreement. For future years, there will be an annual review of the Service Agreement to determine its continued appropriateness for each Underlying Scudder Fund.


         Certain non-recurring and extraordinary expenses will not be paid in accordance with the Service Agreement including: the fees and costs of actions, suits or proceedings and any penalties or damages in connection therewith, to which the Series and/or a Portfolio may incur directly, or may incur as a result of its legal obligation to provide indemnification to its officers, director and agents; the fees and costs of any governmental investigation and any fines or penalties in connection therewith; and any federal, state or local tax, or related interest penalties or additions to tax, incurred, for example, as a result of the Series' failure to distribute all of its earnings, failure to qualify under subchapter M of the Internal Revenue Code, or failure to timely file any required tax returns or other filings; the fees and expenses incurred in connection with membership in investment company organizations; fees and expenses of the Portfolio's accounting agent; brokers' commissions; legal, auditing and accounting expenses; taxes and governmental fees; the fees and expenses of the transfer agent; the expenses of the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Portfolio who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and fees of disbursements of custodians. Under unusual circumstances, the parties to the Service Agreement may agree to exclude certain other expenses.

         Certain Underlying Scudder Funds impose a fee upon the redemption or exchange of shares held for less than one year. The fees, which range between 1% and 2% of the net asset value of the shares being redeemed or exchanged, are assessed and retained by the Underlying Scudder Funds for the benefit of the remaining shareholders. The fee is intended to encourage long-term investment in the Fund. The fee is not a deferred sales charge, is not a commission paid to the Adviser of its subsidiary and does not benefit the Adviser in any way. Each such Fund reserves the right to modify the terms of or terminate this fee at any time. As a shareholder of such Underlying Scudder Funds, the Portfolios will be subject to such fees. Under normal market conditions, the Portfolios will seek to avoid taking action that would result in the imposition of such a fee. However, in the event that a fee is incurred, the net assets of the Portfolio would be reduced by the amount of such fees that are assessed and retained by the Underlying Scudder Funds for the benefit of their shareholders.

                              TRUSTEES AND OFFICERS

                                                                                                    Position with
                                                                                                    Underwriter, Scudder
                                          Position                                                  Investor
Name, Age and Address                     with Trust             Principal Occupation**             Services, Inc.
---------------------                     ----------             ----------------------             --------------

Daniel Pierce+ (64)                       President              Managing  Director of Scudder       --
                                                                 Kemper Investments, Inc.

Dr. Rosita P. Chang (44)                  Trustee                Professor of Finance, University    --
PACAP Research Center                                            of Rhode Island
College of Business Administration
University of Rhode Island
7 Lippitt Rd.
Kingston, RI 02881-0802

Edgar R. Fiedler*@ (69)                   Trustee                Senior Fellow and Economic          --
 50023 Brogden                                                   Counselor, The Conference Board,
 Chapel Hill, NC 27514                                           Inc.

Peter B. Freeman@ (66)                    Trustee                Corporate Director and Trustee      --
100 Alumni Avenue
Providence, RI 02906

Dr. J. D. Hammond@ (65)                   Trustee                Dean, Smeal College of Business     --
801 Business Administration Building                             Administration, Pennsylvania
Pennsylvania State University                                    State University
University Park, PA 16801

Richard M. Hunt (72)                      Trustee                University Marshal and Senior      --
University  Marshal's Office                                     Lecturer, Harvard University
Wadsworth House
1341 Massachusetts Avenue
Harvard University
Cambridge, MA 02138

Jerard K. Hartman# (65)                   Vice President         Managing Director of Scudder       --
                                                                 Kemper Investments, Inc.

Thomas W. Joseph+ (59)                    Vice President         Senior Vice President of Scudder   Vice President,
                                                                 Kemper Investments, Inc.           Treasurer, Assistant
                                                                                                    Clerk and Director

Thomas F. McDonough+ (51)                 Vice President and     Senior Vice President of Scudder   Clerk
                                          Secretary              Kemper Investments,  Inc.

Kathryn L. Quirk# (46)                    Vice President and     Managing Director of Scudder       Director, Senior
                                          Assistant Secretary    Kemper Investments,  Inc.          Vice President and
                                                                                                    Assistant Clerk

John R. Hebble+ (40)                      Treasurer              Senior Vice President of Scudder   --
                                                                 Kemper Investments, Inc.

                                       47

                                                                                                    Position with
                                                                                                    Underwriter, Scudder
                                          Position                                                  Investor
Name, Age and Address                     with Trust             Principal Occupation**             Services, Inc.
---------------------                     ----------             ----------------------             --------------

Caroline Pearson + (36)                   Assistant Secretary    Vice President of Scudder Kemper   --
                                                                 Investments, Inc.

* Trustee considered by the Trust and its counsel to be an "interested person" (as defined in the 1940 Act) of the Trust or of its investment manager because of their employment by the Investment Manager and, in some cases, holding offices with the Trust. Although Mr. Fiedler is currently not an "interested person," he may be deemed to be so in the future by the Commission because of his prior service as a director of Zurich American Insurance Company, a subsidiary of Zurich. Mr. Fiedler resigned from that position in July 1997 and has had no further affiliation with Zurich or any of its subsidiaries since that date.

** Unless otherwise stated, all officers and Trustees have been associated with their respective companies for more than five years, but not necessarily in the same capacity.
@ Messrs. Fiedler, Freeman and Hammond are members of the Executive Committee which may exercise substantially all of the powers of the Board of Trustees when it is not in session.
+    Address:  Two International Place, Boston, Massachusetts 02110
#    Address:  345 Park Avenue, New York, New York 10154


         As of November 30, 1998, ____ shares in the aggregate, ____% of the outstanding shares of Scudder Pathway Balanced Portfolio were held in the name of Scudder, Stevens & Clark Trustee, Scudder Defined Benefit Plan & Trust, 345 Park Avenue, New York, NY 10154, who may be deemed to be the beneficial owner of certain of these shares, but disclaims any beneficial ownership therein.

         As of November 30, 1998, ____ shares in the aggregate, ____% of the outstanding shares of Scudder Pathway Conservative Portfolio, were held in the name of Trustees of the ACR Defined Contribution Retirement Plan & Trust, 747 Locus Street, Pasadena, CA 91101, who may be deemed to be the beneficial owner of certain of these shares, but disclaims any beneficial ownership therein.

         As of November 30, 1998, ___ shares in the aggregate, ____% of the outstanding shares of Scudder Pathway Conservative Portfolio, were held in the name of Scudder Trust Company Trustee, Dura Automotive Systems Inc., Employee 401 Savings Plan, 2791 Research Drive, Rochester Hills, MI 48309-3575, who may be deemed to be the beneficial owner of certain of these shares, but disclaims any beneficial ownership therein.

         As of November 30, 1998, ___ shares in the aggregate, ____% of the outstanding shares of Scudder Pathway Growth Portfolio, were held in the name of Scudder Trust Company Trustee, Duro-Test Corporation, 401(K) Deferred Employee Savings Plan, 9 Law Drive, Fairfield, NJ 07004-3222, who may be deemed to be the beneficial owner of certain of these shares, but disclaims any beneficial ownership therein.

         As of November 30, 1998, ___ shares in the aggregate, ____% of the outstanding shares of Scudder Pathway International Portfolio, were held in the name of Farmers Fire Insurance Co., P.O. Box 2336, York, PA 17405, who may be deemed to be the beneficial owner of certain of these shares, but disclaims any beneficial ownership therein.

         To the best of the Trust's knowledge, as of November 30, 1998, no person owned beneficially more than 5% of any Portfolio's outstanding shares, except as stated above.

         All Trustees and officers as a group on November 30, 1998 owned beneficially (as that term is defined under Section 13(d) of the Securities Exchange Act) shares or % of the shares of Growth Portfolio, shares or % of the shares of International Portfolio, and less than 1% of the shares of Balanced Portfolio and Conservative Portfolio outstanding on such date.

                                  REMUNERATION

         The Trust pays no direct remuneration to any officer of the Trust. However, several of the officers and Trustees of the Trust may be officers or Directors of the Adviser, Scudder Service Corporation, Scudder Trust Company, Scudder Investor Services, Inc. or of Scudder Fund Accounting Corporation and participate in the fees paid by the Underlying Scudder Funds. Each Underlying Scudder Fund pays their disinterested Trustees/Directors an annual trustees'/directors' fee plus a proportionate share of travel and other expenses incurred in attending Board meetings of the Underlying Scudder Fund on which he or she serves.


                                   DISTRIBUTOR


         The Trust has an underwriting agreement with Scudder Investor Services, Inc., Two International Place, Boston, MA 02110 (the "Distributor"), a Massachusetts corporation, which is a subsidiary of the Adviser, a Delaware corporation. The Trust's underwriting agreement dated September 7, 1998 will remain in effect until September 30, 1999 and from year to year thereafter only if its continuance is approved annually by a majority of the members of the Board of Trustees who are not parties to such agreement or interested persons of any such party and either by vote of a majority of the Board of Trustees or a majority of the outstanding voting securities of the Trust. The underwriting agreement was approved by the Trustees on August 12, 1998.


         Under the underwriting agreement, the Distributor is not responsible for: the payment of all fees and expenses in connection with the preparation and filing with the SEC of its registration statement and prospectus and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering the Trust as a broker or dealer in various states as required; the fees and expenses of preparing, printing and mailing prospectuses annually to existing shareholders (see below for expenses relating to prospectuses paid by the Distributor); notices, proxy statements, reports or other communications to shareholders of each Portfolio; the cost of printing and mailing confirmations of purchases of shares and any prospectuses accompanying such confirmations; any issuance taxes and/or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of shareholder service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both the Trust and the Distributor. Such fees will be borne by the Underlying Scudder Funds (or the Adviser) under the Service Agreement.

         The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of Portfolio shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of Portfolio shares to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of shareholder service representatives, a portion of the cost of computer terminals, and expenses of any activity which is primarily intended to result in the sale of shares issued by a Portfolio, unless a Rule 12b-1 Plan is in effect which provides that the Portfolio shall bear some or all of such expenses.


         Note: Although the Portfolios do not currently have a 12b-1 Plan, a Portfolio would also pay those fees and expenses permitted to be paid or assumed by the Portfolio pursuant to a 12b-1 Plan, if any, were adopted by the Portfolio, notwithstanding any other provision to the contrary in the underwriting agreement.


         As agent, the Distributor currently offers shares of the Portfolios on a continuous basis to investors in all states in which shares of the Portfolios may from time to time be registered or where permitted by applicable law. The underwriting agreement provides that the Distributor accepts orders for shares at net asset value as no sales commission or load is charged to the investor. The Distributor has made no firm commitment to acquire shares of a Portfolio.

                                      TAXES


         (See "Distribution and performance information -- Dividends and capital gains distributions" and "Transaction information -- Tax information, Tax identification number" in the Portfolios' prospectuses.)


Taxation of the Portfolios and Their Shareholders

         Each Portfolio intends to qualify annually and elects to be treated as a regulated investment company under Subchapter M of the Code. As a regulated investment company, each Portfolio is required to distribute to its shareholders at least 90 percent of its investment company taxable income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code.


         Each Portfolio is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of each Portfolio's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses
(adjusted for certain ordinary losses) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.


         Investment company taxable income generally is made up of dividends, interest and net short-term capital gains in excess of net long-term capital losses, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward of a Portfolio. Presently, each Portfolio has no capital loss carryforwards.


         If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by a Portfolio for reinvestment, requiring federal income taxes to be paid thereon by the Portfolio, the Portfolio intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim a proportionate share of federal income taxes paid by the Portfolio on such gains as a credit against the shareholder's federal income tax liability, and will be entitled to increase the adjusted tax basis of the shareholder's Portfolio shares by the difference between the shareholder's pro rata share of such gains and the shareholder's tax credit. If a Portfolio makes such an election, it may not be treated as having met the excise tax distribution requirement.


         Distributions of investment company taxable income are taxable to shareholders as ordinary income.

         To the extent that an Underlying Scudder Fund derives dividends from domestic corporations, a portion of the income distributions of a Portfolio which invests in that Fund may be eligible for the 70% deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares held by Underlying Scudder Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if either those shares or the shares of the Underlying Scudder Fund or the Portfolio are deemed to have been held by the Underlying Scudder Fund, the Portfolio or the shareholders, as the case may be, for less than 46 days during the 90-day period beginning 45 days before the shares become ex-dividend.


         Income received by an Underlying Scudder Fund from sources within a foreign country may be subject to withholding and other taxes imposed by that country. If more than 50% of the value of an Underlying Scudder Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Underlying Scudder Fund will be eligible and may elect to "pass-through" to its shareholders, including a Portfolio, the amount of such foreign income and similar taxes paid by the Underlying Scudder Fund. Pursuant to this election, the Portfolio would be required to include in gross income (in addition to taxable dividends actually received), its pro rata share of foreign income and similar taxes and to deduct such amount in computing its taxable income or to use it as a foreign tax credit against its U.S. federal income taxes, subject to limitations. A Portfolio, would not, however, be eligible to elect to "pass-through" to its shareholders the ability to claim a deduction or credit with respect to foreign income and similar taxes paid by the Underlying Scudder Fund.

         Properly designated distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term, regardless of the length of time the shares of a Portfolio have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.


         Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

         All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends declared in October, November or December with a record date in such a month will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares, including exchanges for shares of another Scudder Fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.


         A qualifying individual may make a deductible IRA contribution of up to $2,000 or, if less, the amount of the individual's earned income for any taxable year only if (i) neither the individual nor his or her spouse (unless filing separate returns) is an active participant in an employer's retirement plan, or
(ii) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level ($40,050 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $40,050 and $50,000; $25,050 for a single individual, with a phase-out for adjusted gross income between $25,050 and $35,000). However, an individual not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000 to an IRA (up to $2,000 per individual for married couples if only one spouse has earned income) for that year. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, annual contributions may be made to a spousal IRA even if the spouse has earnings in a given year if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.

         Distributions by a Portfolio result in a reduction in the net asset value of the Portfolio's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.


         Each Portfolio will be required to report to the Internal Revenue Service ("IRS") all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of Portfolio shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if a Portfolio is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


         Shareholders of a Portfolio may be subject to state and local taxes on distributions received from the Portfolio and on redemptions of the Portfolio's shares.

         The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of a Portfolio, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

Taxation of the Underlying Scudder Funds

         Each Underlying Scudder Fund intends to qualify annually and elects to be treated as a regulated investment company under Subchapter M of the Code. In any year in which an Underlying Scudder Fund qualifies as a regulated investment company and timely distributes all of its taxable income, the Fund generally will not pay any federal income or excise tax.


         Distributions of an Underlying Scudder Fund's investment company taxable income are taxable as ordinary income to a Portfolio which invests in the Fund. Distributions of the excess of an Underlying Scudder Fund's net long-term capital gain over its net short-term capital loss, which are properly designated as "capital gain dividends," are taxable as long-term capital gain to a Portfolio which invests in the Fund, regardless of how long the Portfolio held the Fund's shares, and are not eligible for the corporate dividends-received deduction. Upon the sale or other disposition by a Portfolio of shares of an Underlying Scudder Fund, the Portfolio generally will realize a capital gain or loss which will be long-term or short-term, generally depending upon the Portfolio's holding period for the shares.


         Shareholders should consult their tax advisers about the application of the provisions of tax law described in this statement of addition al information in light of their particular tax situations.

                             PORTFOLIO TRANSACTIONS

Portfolio Turnover


         Each Portfolio's average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding all securities with maturities or expiration dates at the time of acquisition of one year or less. Purchases and sales are made for each Portfolio whenever necessary, in management's opinion, to meet that Portfolio's objective.

         Each Portfolio is expected to operate at a zero expense ratio. To accomplish this, the payment of a Portfolio's expenses is subject to the Service Agreement and certain provisions mentioned in the Agreement with the Adviser.

                                  TO BE UPDATED


Underlying Scudder Fund                           Portfolio Turnover Rate (%)(1)
-----------------------                           ------------------------------

Scudder Cash Investment Trust(2)                               n/a
Scudder Emerging Markets Income Fund                           409.5
Scudder Global Bond Fund                                       256.5
Scudder GNMA Fund                                              129.9
Scudder High Yield Bond Fund                                   123.9
Scudder Income Fund                                            90.0
Scudder International Bond Fund                                298.2
Scudder Short Term Bond Fund                                   26.0
Scudder Classic Growth Fund                                    27.4
Scudder Development Fund                                       52.2
Scudder Emerging Markets Growth Fund                           61.5
Scudder Global Fund                                            40.5
Scudder Global Discovery Fund                                  60.5
Scudder Gold Fund                                              38.9
Scudder Greater Europe Growth Fund                             88.8

Underlying Scudder Fund                           Portfolio Turnover Rate (%)(1)
-----------------------                           ------------------------------

Scudder Growth and Income Fund                                 19.4
Scudder International Fund                                     65.4
Scudder International Growth and Income Fund                   42.4
Scudder Large Company Growth Fund                              67.9
Scudder Large Company Value Fund                               43.0
Scudder Latin America Fund                                     41.8
Scudder Micro Cap Fund                                         17.13
Scudder Pacific Opportunities Fund                             97.2
Scudder Small Company Value Fund                               43.64
Scudder 21st Century Growth Fund                               92.0
Scudder Value Fund                                             47.4
The Japan Fund                                                 63.4

------------------------------

(1) As of each Underlying  Scudder Fund's most recent fiscal  reporting  period.
(2) Scudder Cash Investment Trust is a money market fund.


                                         NET ASSET VALUE


         The net asset value of Portfolio shares is computed as of the close of regular trading on the Exchange on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Net asset value per share is determined by dividing the value of the total assets of a Portfolio, less all liabilities, by the total number of shares outstanding.

         The net asset value of each Underlying Scudder Fund is determined based upon the nature of the securities as set forth in the prospectus and statement of additional information of such Underlying Scudder Fund. Shares of each Underlying Scudder Fund in which a Portfolio may invest are valued at the net asset value per share of each Underlying Scudder Fund as of the close of regular trading on the Exchange on each day the Exchange is open for trading. The net asset value per share of the Underlying Scudder Funds will be calculated and reported to a Portfolio by each Underlying Scudder Fund's accounting agent. Short-term securities with a remaining maturity of sixty days or less are valued by the amortized cost method.

         If, in the opinion of a Portfolio's Valuation Committee, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by a Portfolio is determined in a manner which, in the discretion of the Valuation Committee, most fairly reflects fair market value of the property on the valuation date.


                                     ADDITIONAL INFORMATION


Experts

         The Financial Highlights of each Portfolio included in the prospectus and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, One Post Office Square, Boston, Massachusetts 02109, independent accountants, and given on the authority of that firm as experts in accounting and auditing. Effective July 1, 1998, Coopers & Lybrand L.L.P. and Price Waterhouse LLP merged to become PricewaterhouseCoopers LLP. PricewaterhouseCoopers, LLP is responsible for performing annual audits of the financial statements and financial highlights of each Portfolio in accordance with generally accepted auditing standards, and the preparation of federal tax returns.

Shareholder Indemnification

         The Trust is an organization of the type commonly known as a Massachusetts business trust. Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust contains an express disclaimer of shareholder liability in connection with each Portfolio's property or the acts, obligations or affairs of the Trust. The Declaration of Trust also provides for indemnification out of a Portfolio's property of any shareholder held personally liable for the claims and liabilities which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholders incurring financial loss on account of shareholder liability is limited to circumstances in which a Portfolio itself would be unable to meet its obligations.


Other Information


         Many of the investment changes in a Portfolio will be made at prices different from those prevailing at the time they may be reflected in a regular report to shareholders of the Portfolio. These transactions will reflect investment decisions made by the Adviser in light of the objective and policies of the particular Portfolio, and other factors such as its other portfolio holdings and tax considerations, and should not be construed as recommendations for similar action by other investors.

         The name "Scudder Pathway Series" is the designation of the Trustees for the time being under a Declaration of Trust dated July 1, 1994, as amended from time to time, and all persons dealing with a Portfolio must look solely to the property of the Portfolio for the enforcement of any claims against the Portfolio as neither the Trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of the Portfolio. No series of the Trust shall be liable for the obligations of any other series. Upon the initial purchase of shares, the shareholder agrees to be bound by the Trust's Declaration of Trust, as amended from time to time. The Declaration of Trust is on file at the Massachusetts Secretary of State's Office in Boston, Massachusetts.


         The CUSIP number of the Conservative Portfolio is 811189-30-7.

         The CUSIP number of the Balanced Portfolio is 811189-50-5.

         The CUSIP number of the Growth Portfolio is 811189-20-8.

         The CUSIP number of the International Portfolio is 811189-60-4.


         Each Portfolio has a fiscal year end of August 31.

         The Series employs State Street Bank and Trust Company as Custodian. State Street Bank and Trust Company maintains shares of the Underlying Scudder Funds in the book entry system of such funds' transfer agent, Scudder Service Corporation.

         The firm of Dechert Price & Rhoads is counsel to the Trust.


         Scudder Service Corporation ("Service Corporation"), P.O. Box 2291, Boston, Massachusetts, 02107-2291, a subsidiary of the Adviser, is the transfer and dividend disbursing agent for the Trust. Service Corporation also serves as shareholder service agent and provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans.


         The Portfolios, or the Adviser (including any affiliate of the Adviser), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Portfolio shares whose interests are held in an omnibus account.

         The Portfolios' combined prospectus and this combined Statement of Additional Information omit certain information contained in the Registration Statement which the Trust has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Portfolios and the securities offered hereby. This Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.


                              FINANCIAL STATEMENTS


         The financial statements, including the investment portfolios of Scudder Pathway Series, together with the Financial Highlights and notes to financial statements are incorporated by reference and attached hereto, in the Annual Report to Shareholders of each Portfolio dated August 31, 1998, and are hereby deemed to be part of this Statement of Additional Information.

                                    GLOSSARY

         Prospective investors should consider certain Underlying Scudder Funds may engage in the following investment practices.


Strategic Transactions and Derivatives. Certain Underlying Scudder Funds may, but are not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in an Underlying Scudder Fund's portfolio, or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors.
Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

         In the course of pursuing these investment strategies, the Underlying Scudder Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures. (Collectively, all the above are called "Strategic Transactions.") Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Underlying Scudder Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Underlying Scudder Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in the Underlying Scudder Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Underlying Scudder Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Underlying Scudder Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Underlying Scudder Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not to create leveraged exposure in the Fund.

         Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Underlying Scudder Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Underlying Scudder Fund can realize on its investments or cause the Underlying Scudder Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Underlying Scudder Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Underlying Scudder Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Underlying Scudder Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Underlying Scudder Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.


General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Underlying Scudder Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."


         A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, an Underlying Scudder Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving an Underlying Scudder Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. An Underlying Scudder Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect an Underlying Scudder Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. An Underlying Scudder Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.


         With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.


         An Underlying Scudder Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.


         The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

         OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. An Underlying Scudder Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Underlying Scudder Fund to require the Counterparty to sell the option back to the

Underlying Scudder Fund at a formula price within seven days. An Underlying Scudder Fund expects generally to enter into OTC options that have cash settlement provisions, although not required to do so.


         Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with an Underlying Scudder Fund or fails to make a cash settlement payment due in accordance with the terms of that option, an Underlying Scudder Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. An Underlying Scudder Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the Adviser. The staff of the SEC currently takes the position that OTC options purchased by an Underlying Scudder Fund, and portfolio securities "covering" the amount of an Underlying Scudder Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to an Underlying Scudder Fund's limitation on investing no more than 10% of its assets in illiquid securities.

         If an Underlying Scudder Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase an Underlying Scudder Fund's income. The sale of put options can also provide income.


         An Underlying Scudder Fund may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by an Underlying Scudder Fund must be "covered" (i.e., an Underlying Scudder Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though an Underlying Scudder Fund will receive the option premium to help protect it against loss, a call sold by an Underlying Scudder Fund exposes an Underlying Scudder Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require an Underlying Scudder Fund to hold a security or instrument which it might otherwise have sold.


         An Underlying Scudder Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. An Underlying Scudder Fund will not sell put options if, as a result, more than 50% of an Underlying Scudder Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that an Underlying Scudder Fund may be required to buy the underlying security at a disadvantageous price above the market price.


General Characteristics of Futures. Certain Underlying Scudder Funds may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by an Underlying Scudder Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

         An Underlying Scudder Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires an Underlying Scudder Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of an Underlying Scudder Fund. If an Underlying Scudder Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

         An Underlying Scudder Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of an Underlying Scudder Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.


Options on Securities Indices and Other Financial Indices. Certain Underlying Scudder Funds also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.


Currency Transactions. Certain Underlying Scudder Funds may engage in currency transactions with Counterparties in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. An Underlying Scudder Fund may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations of which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or are determined to be of equivalent credit quality by the Adviser.

         An Underlying Scudder Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of an Underlying Scudder Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

         An Underlying Scudder Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging or cross hedging as described below.

         An Underlying Scudder Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which an Underlying Scudder Fund has or in which an Underlying Scudder Fund expects to have portfolio exposure.


         To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, an Underlying Scudder Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which an Underlying Scudder Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of an Underlying Scudder Fund's portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of an Underlying Scudder Fund's securities denominated in linked currencies. For example, if the Adviser considers that the Austrian schilling is linked to the German deutschemark (the "D-mark"), an Underlying Scudder Fund holds securities denominated in schillings and the Adviser believes that the value of schillings will decline against the U.S. dollar, the Adviser may enter into a contract to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to an Underlying Scudder Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that an Underlying Scudder Fund is engaging in proxy hedging. If an Underlying Scudder Fund enters into a currency hedging transaction, an Underlying Scudder Fund will comply with the asset segregation requirements described below.

Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to an Underlying Scudder Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Combined Transactions. Certain Underlying Scudder Funds may enter into multiple transactions, including multiple options transactions, multiple futures
transactions,   multiple  currency  transactions   (including  forward  currency
contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of an Underlying Scudder Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.


Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which certain Underlying Scudder Funds may enter are interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. An
Underlying Scudder Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities an Underlying Scudder Fund anticipates purchasing at a later date. An Underlying Scudder Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream an Underlying Scudder Fund may be obligated to pay. Interest rate swaps involve the exchange by an Underlying Scudder Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.


         An Underlying Scudder Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with an Underlying Scudder Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser and an Underlying Scudder Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. An Underlying Scudder Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, an Underlying Scudder Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.


Eurodollar Instruments. Certain Underlying Scudder Funds may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. An Underlying Scudder Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.


Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in an Underlying Scudder Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that an Underlying Scudder Fund segregate liquid assets with its custodian to the extent an Underlying Scudder Fund's obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by an Underlying Scudder Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by an Underlying Scudder Fund will require an Underlying Scudder Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by an Underlying Scudder Fund on an index will require an Underlying Scudder Fund to own portfolio securities which correlate with the index or to segregate liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by an Underlying Scudder Fund requires an Underlying Scudder Fund to segregate liquid assets equal to the exercise price.

         Except when an Underlying Scudder Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates an Underlying Scudder Fund to buy or sell currency will generally require an Underlying Scudder Fund to hold an amount of that currency or liquid securities denominated in that currency equal to an Underlying Scudder Fund's obligations or to segregate liquid assets equal to the amount of an Underlying Scudder Fund's obligation.


         OTC options entered into by an Underlying Scudder Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when an Underlying Scudder Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by an Underlying Scudder Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when an Underlying Scudder Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, an Underlying Scudder Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by an Underlying Scudder Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and an Underlying Scudder Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

         In the case of a futures contract or an option thereon, an Underlying Scudder Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.


         With respect to swaps, an Underlying Scudder Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to an Underlying Scudder Fund's net obligation, if any.


         Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. An Underlying Scudder Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, an Underlying Scudder Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by an Underlying Scudder Fund. Moreover, instead of segregating assets if an Underlying Scudder Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.


Foreign Securities. Certain Underlying Scudder Funds may invest in foreign securities. The Adviser believes that diversification of assets on an international basis decreases the degree to which events in any one country, including the U.S., will affect an investor's entire investment holdings. In certain periods since World War II, many leading foreign economies and foreign stock market indices have grown more rapidly than the U.S. economy and leading U.S. stock market indices, although there can be no assurance that this will be true in the future. Investors should recognize that investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. securities and which may favorably or unfavorably affect an Underlying Scudder Fund's performance. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign securities markets, while growing in volume of trading activity, have substantially less volume than the U.S. market, and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. Similarly, volume and liquidity in most foreign bond markets is less than in the U.S. and, at times, volatility of price can be greater than in the U.S. Fixed commissions on some foreign securities exchanges and bid to asked spreads in foreign bond markets are generally higher than commissions or bid to asked spreads on U.S. markets, although an Underlying Scudder Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies than in the U.S. It may be more difficult for an Underlying Scudder Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Payment for securities without delivery may be required in certain foreign markets. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The management of an Underlying Scudder Fund seeks to mitigate the risks associated with the foregoing considerations through continuous professional management.


Foreign Currencies. Because investments in foreign securities usually will involve currencies of foreign countries, and because certain Underlying Scudder Funds may hold foreign currencies and forward contracts, futures contracts and options on foreign currencies and foreign currency futures contracts, the value of the assets of such Underlying Scudder Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Underlying Scudder Fund may incur costs in connection with conversions between various currencies. Although an Underlying Scudder Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to an Underlying Scudder Fund at one rate, while offering a lesser rate of exchange should the Underlying Scudder Fund desire to resell that currency to the dealer. An Underlying Scudder Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into options or forward or futures contracts to purchase or sell foreign currencies.


Borrowing. As a matter of fundamental policy, the Portfolios will not borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. While the Trustees do not currently intend to borrow for investment leverage purposes, if such a strategy were implemented in the future it would increase a Portfolio's volatility and the risk of loss in a declining market. Borrowing by the Portfolios will involve special risk considerations. Although the principal of a Portfolio's borrowing will be fixed, a Portfolio's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.

Repurchase Agreements. Certain Underlying Scudder Funds may enter into repurchase agreements with member banks of the Federal Reserve System, any foreign bank, if the repurchase agreement is fully secured by government securities of the particular foreign jurisdiction, or with any domestic or foreign broker/dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Adviser to be at least as high as that of other obligations the relevant Underlying Scudder Fund may purchase, or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's or S&P.


         A repurchase agreement provides a means for an Underlying Scudder Fund to earn income on assets for periods as short as overnight. It is an arrangement under which the purchaser (i.e., the Underlying Scudder Fund) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Underlying Scudder Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Underlying Scudder Fund together with the repurchase price upon repurchase. In either case, the income to the Underlying Scudder Fund is unrelated to the interest rate on the Obligation itself. Obligations will be held by the Custodian or in the Federal Reserve Book Entry system.


         For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from an Underlying Scudder Fund to the seller of the Obligation subject to the repurchase agreement and is therefore subject to that Underlying Scudder Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by an Underlying Scudder Fund subject to a repurchase agreement as being owned by the Underlying Scudder Fund or as being collateral for a loan by the Underlying Scudder Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, an Underlying Scudder Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and the Underlying Scudder Fund has not perfected a security interest in the Obligation, the Underlying Scudder Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Underlying Scudder Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Underlying Scudder Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case an Underlying Scudder Fund may incur a loss if the proceeds to the Underlying Scudder Fund of the sale to a third party are less than the repurchase price. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Underlying Scudder Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that an Underlying Scudder Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.


Convertible Securities. Certain Underlying Scudder Funds may invest in convertible securities, that is, bonds, notes, debentures, preferred stocks and other securities which are convertible into common stock. Investments in convertible securities can provide an opportunity for capital appreciation and/or income through interest and dividend payments by virtue of their conversion or exchange features.

         The convertible securities in which an Underlying Scudder Fund may invest are either fixed income or zero coupon debt securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         As debt securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Of course, like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.


High Yield, High Risk Securities. Below investment grade securities (rated Ba and lower by Moody's and BB and lower by S&P) or unrated securities of equivalent quality, in which certain Underlying Scudder Funds may invest, carry a high degree of risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid, than securities in the higher rating categories and are considered speculative. The lower the ratings of such debt securities, the greater their risks render them like equity securities. See the Appendix to this combined Statement of Additional Information for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

         Economic downturns have in the past, and could in the future, disrupted the high yield market and impaired the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have a greater adverse impact on the value of such obligations than on comparable higher quality debt securities. During an economic downturn or period of rising interest rates, highly leveraged issues may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect an Underlying Scudder Fund's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

         The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of an Underlying Scudder Fund to accurately value high yield securities in the Underlying Scudder Fund's portfolio and to dispose of those securities. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities. These securities may also involve special registration responsibilities, liabilities and costs.

         Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, it is the policy of the Adviser not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of an Underlying Scudder Fund's investment objective by investment in such securities may be more dependent on the Adviser's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, the Adviser will determine whether it is in the best interest of the Underlying Scudder Fund to retain or dispose of such security.


         Prices for below investment-grade securities may be affected by legislative and regulatory developments. For example, new federal rules require savings and loan institutions to gradually reduce their holdings of this type of security. Also, Congress has from time to time considered legislation which would restrict or eliminate the corporate tax deduction for interest payments in these securities and regulate corporate restructurings. Such legislation may significantly depress the prices of outstanding securities of this type.

Dollar Roll Transactions. Certain Underlying Scudder Funds may enter into "dollar roll" transactions, which consist of the sale by an Underlying Scudder Fund to a bank or broker/dealers (the "counterparty") of GNMA certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date, at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The Underlying Scudder Fund receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a different purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which the Underlying Scudder Fund agrees to buy a security on a future date.

         An  Underlying   Scudder  Fund  will  not  use  such  transactions  for
leveraging purposes and, accordingly, will segregate cash, U.S. Government securities or other high grade debt obligations in an amount sufficient to meet its purchase obligations under the transactions. An Underlying Scudder Fund will also maintain asset coverage of at least 300% for all outstanding firm commitments, dollar rolls and other borrowings.


         Dollar rolls are treated for purposes of the 1940 Act as borrowings of an Underlying Scudder Fund because they involve the sale of a security coupled with an agreement to repurchase. Like all borrowings, a dollar roll involves costs to the Underlying Scudder Fund. For example, while the Underlying Scudder Fund receives a fee as consideration for agreeing to repurchase the security, the Underlying Scudder Fund forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by the Underlying Scudder Fund, thereby effectively charging the Underlying Scudder Fund interest on its borrowing. Further, although the Underlying Scudder Fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Underlying Scudder Fund's borrowing.

         The entry into dollar rolls involves potential risks of loss that are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, an Underlying Scudder Fund's right to purchase from the counterparty might be restricted. Additionally, the value of such securities may change adversely before the Underlying Scudder Fund is able to purchase them. Similarly, the Underlying Scudder Fund may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical security to the Underlying Scudder Fund, the security that the Underlying Scudder Fund is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that an Underlying Scudder Fund's use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.


         The Directors/Trustees of the Underlying Scudder Funds have adopted guidelines to ensure that those securities received are substantially identical to those sold. To reduce the risk of default, an Underlying Scudder Fund will engage in such transactions only with counterparties selected pursuant to such guidelines.


Lending of Portfolio Securities. Certain Underlying Scudder Funds may seek to increase their income by lending portfolio securities. Such loans may be made to registered broker/dealers, and are required to be secured continuously by collateral in cash, U.S. Government securities and high grade debt obligations, maintained on a current basis at an amount at least equal to the market value and accrued interest of the securities loaned. An Underlying Scudder Fund has the right to call a loan and obtain the securities loaned on no more than five days' notice. During the existence of a loan, the Underlying Scudder Fund continues to receive the equivalent of any distributions paid by the issuer on the securities loaned and also receives compensation based on investment of the collateral. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans may be made only to firms deemed by the Adviser to be of good standing.

Warrants. The Fund may invest in warrants up to 5% of the value of its total assets. The holder of a warrant has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with the prices of the underlying securities and are, therefore, considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. Thus, if a warrant held by the Fund were not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant.

Reverse Repurchase Agreements. The Fund may enter into "reverse repurchase agreements," which are repurchase agreements in which the Fund, as the seller of the securities, agrees to repurchase them at an agreed time and price. The Fund maintains a segregated account in connection with outstanding reverse repurchase agreements. The Fund will enter into reverse repurchase agreements only when the Adviser believes that the interest income to be earned from the investment of the proceeds of the transaction will be greater than the interest expense of the transaction.


Indexed Securities. Certain Underlying Scudder Funds may invest in indexed securities, the value of which is linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

         Indexed securities differ from other types of debt securities in which an Underlying Scudder Fund may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security. For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).


         Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may be more volatile than the reference instruments underlying indexed securities.


Trust Preferred Securities. Certain Underlying Scudder Funds invest in Trust Preferred Securities, which are hybrid instruments issued by a special purpose trust (the "Special Trust"), the entire equity interest of which is owned by a single issuer. The proceeds of the issuance to the Underlying Scudder Funds of Trust Preferred Securities are typically used to purchase a junior subordinated debenture, and distributions from the Special Trust are funded by the payments of principal and interest on the subordinated debenture.

         If payments on the underlying junior subordinated debentures held by the Special Trust are deferred by the debenture issuer, the debentures would be treated as original issue discount ("OID") obligations for the remainder of their term. As a result, holders of Trust Preferred Securities, such as the Underlying Scudder Funds, would be required to accrue daily for Federal income tax purposes, their share of the stated interest and the de minimis OID on the debentures (regardless of whether an Underlying Scudder Fund receives any cash distributions from the Special Trust), and the value of Trust Preferred Securities would likely be negatively affected. Interest payments on the underlying junior subordinated debentures typically may only be deferred if dividends are suspended on both common and preferred stock of the issuer. The underlying junior subordinated debentures generally rank slightly higher in terms of payment priority than both common and preferred securities of the issuer, but rank below other subordinated debentures and debt securities. Trust Preferred Securities may be subject to mandatory prepayment under certain circumstances. The market values of Trust Preferred Securities may be more volatile than those of conventional debt securities. Trust Preferred Securities may be issued in reliance on Rule 144A under the Securities Act of 1933, as amended, and, unless and until registered, are restricted securities; there can be no assurance as to the liquidity of Trust Preferred Securities and the ability of holders of Trust Preferred Securities, such as the Underlying Scudder Funds, to sell their holdings.

Zero Coupon Securities. Certain Underlying Scudder Funds may invest in zero coupon securities which pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest (cash). Zero coupon convertible securities offer the opportunity for capital appreciation (or depreciation) as increases (or decreases) in market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks because zero coupon convertible securities are usually issued with shorter maturities (15 years or less) and with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

         Zero coupon securities include securities issued directly by the U.S. Treasury, and U.S. Treasury bonds or notes and their unmatured interest coupons and receipts for their underlying principal ("coupons") which have been separated by their holder, typically a custodian bank or investment brokerage firm. A holder will separate the interest coupons from the underlying principal (the "corpus") of the U.S. Treasury security. A number of securities firms and banks have stripped the interest coupons and receipts and then resold them in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRS") and Certificate of Accrual on Treasuries ("CATS"). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Counsel to the underwriters of these certificates or other evidences of ownership of the U.S. Treasury securities has stated that for federal tax and securities purposes, in their opinion purchasers of such certificates, such as an Underlying Scudder Fund, most likely will be deemed the beneficial holder of the underlying U.S. government securities.

         The Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupons and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, the Fund will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

         When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest
(cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself. (See "TAXES.")


When-Issued Securities. Certain Underlying Scudder Funds may purchase securities on a "when-issued" or "forward delivery" basis for payment and delivery at a later date. The price of such securities, which is generally expressed in yield terms, is generally fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities takes place at a later date. During the period between purchase and settlement, no payment is made by an Underlying Scudder Fund to the issuer and no interest on the when-issued or forward delivery securities accrues to the Underlying Scudder Fund. To the extent that assets of the Underlying Scudder Fund are held in cash pending the settlement of a purchase of securities, the Underlying Scudder Fund will earn no income; however, it is the Underlying Scudder Fund's intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued or forward delivery securities may be sold prior to the settlement date, the Underlying Scudder Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Underlying Scudder Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. At the time of settlement, the market value of the when-issued or forward delivery securities may be more or less than the purchase price. The Underlying Scudder Fund does not believe that its net asset value or income will be adversely affected by its purchase of securities on a when-issued or forward delivery basis.

Real Estate Investment Trusts. Certain Underlying Scudder Funds invest in REITs. REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. Investment in REITs may subject an Underlying Scudder Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage REITs generally experience these risks indirectly through mortgage interests, unless the mortgage REIT forecloses on the underlying real estate. Changes in interest rates may also affect the value of an Underlying Scudder Fund's investment in REITs. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by those REITs.

         Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of their securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended and to maintain exemption from the registration requirements of the 1940 Act. By investing in REITs indirectly through an Underlying Scudder Fund, a shareholder will bear not only his or her proportionate share of the expenses of an Underlying Scudder Fund's, but also, indirectly, similar expenses of the REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to shareholders.


Mortgage-Backed Securities and Mortgage Pass-Through Securities. Certain Underlying Scudder Funds may also invest in mortgage-backed securities, which are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related, and private organizations as further described below. An Underlying Scudder Fund may also invest in debt securities which are secured with collateral consisting of mortgage-backed securities (see "Collateralized Mortgage Obligations"), and in other types of mortgage-related securities.


         A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages, and expose an Underlying Scudder Fund to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by the Underlying Scudder Fund, the prepayment right will tend to limit to some degree the increase in net asset value of the Underlying Scudder Fund because the value of the mortgage-backed securities held by the Underlying Scudder Fund may not appreciate as rapidly as the price of non-callable debt securities. When interest rates rise, mortgage prepayment rates tend to decline, thus lengthening the life of mortgage-related securities and increasing their volatility, affecting the price volatility of the Fund's shares.

         Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing, or foreclosure, net of fees or costs which may be incurred. Because principal may be prepaid at any time, mortgage-backed securities may involve significantly greater price and yield volatility than traditional debt securities. Some mortgage-related securities such as securities issued by the Government National Mortgage Association ("GNMA") are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.


         The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks, and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or to the value of Underlying Scudder Fund shares. Also, GNMA securities often are purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

         Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) mortgages from a list of approved seller/servicers which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.


         FHLMC is a corporate instrumentality of the U.S. Government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S.

Government.


         Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers also create pass-through pools of conventional mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers, and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets an Underlying Scudder Fund's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Underlying Scudder Fund may buy mortgage-related securities without insurance or guarantees, if through an examination of the loan experience and practices of the originators/servicers and poolers, the Adviser determines that the securities meet the Underlying Scudder Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Collateralized Mortgage Obligations ("CMOs"). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

         CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may not be as liquid as other securities.


         In a typical CMO transaction, a corporation issues multiple series, (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.


FHLMC Collateralized Mortgage Obligations. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

         If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.


         Criteria for the mortgage loans in the pool backing the CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.


Other Mortgage-Backed Securities. The Adviser expects that governmental, government-related, or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The
mortgages   underlying  these  securities  may  include
alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. An Underlying Scudder Fund will not purchase mortgage-backed securities or any other assets which, in the opinion of the Adviser, are illiquid if, as a result, more than 10% of the value of the Underlying Scudder Fund's total assets will be illiquid. As new types of mortgage-related securities are developed and offered to investors, the Adviser will, consistent with the Underlying Scudder Fund's investment objective, policies, and quality standards, consider making investments in such new types of mortgage-related securities.

Other Asset-Backed Securities. The securitization techniques used to develop mortgaged-backed securities are now being applied to a broad range of assets. Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above or in a structure similar to the CMO structure. Consistent with an Underlying Scudder Fund's investment objectives and policies, the Underlying Scudder Fund may invest in these and other types of asset-backed securities that may be developed in the future. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

         Several types of asset-backed securities have already been offered to investors, including Certificates for Automobile ReceivablesSM ("CARSSM"). CARSSM represent undivided fractional interests in a trust ("Trust") whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARSSM are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the Trust. An investor's return on CARSSM may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage to or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.


         Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

         Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. An Underlying Scudder Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.


         An Underlying Scudder Fund may also invest in residual interests in asset-backed securities. In the case of asset-backed securities issued in a pass-through structure, the cash flow generated by the underlying assets is applied to make required payments on the securities and to pay related administrative expenses. The residual in an asset-backed security pass-through structure represents the interest in any excess cash flow remaining after making the foregoing payments. The amount of residual cash flow resulting from a particular issue of asset-backed securities will depend on, among other things, the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest
rates,  the  amount  of  administrative   expenses  and  the  actual  prepayment
experience on the underlying assets. Asset-backed security residuals not registered under the Securities Act of 1933 may be subject to certain restrictions on transferability and would be subject to the Underlying Scudder Fund's restriction on restricted or illiquid securities. In addition, there may be no liquid market for such securities.


         The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Underlying Scudder Fund to dispose of any then existing holdings of such securities.


Repurchase  Commitments.   Certain  Underlying  Scudder  Funds  may  enter  into
repurchase commitments with any party deemed creditworthy by the Adviser, including foreign banks and broker/dealers, if the transaction is entered into for investment purposes and the counterparty's creditworthiness is at least equal to that of issuers of securities which an Underlying Scudder Fund may purchase. Such transactions may not provide the Underlying Scudder Fund with collateral marked-to-market during the term of the commitment.


Investing in Latin America. Investing in securities of Latin American issuers may entail risks relating to the potential political and economic instability of certain Latin American countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of expropriation, nationalization or other confiscation by any country, those Underlying Scudder Funds which are permitted to invest in securities of Latin American issuers could lose their entire investment in any such country.

         The securities markets of Latin American countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the U.S. Disclosure and regulatory standards are in many respects less stringent than U.S. standards. Furthermore, there is a lower level of monitoring and regulation of the markets and the activities of investors in such markets.


         The limited size of many Latin American securities markets and limited trading volume in the securities of Latin American issuers compared to volume of trading in the securities of U.S. issuers could cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on in-depth fundamental analysis, may decrease the value and liquidity of portfolio securities.

         An Underlying Scudder Fund may invest a portion of its assets in securities denominated in currencies of Latin American countries. Accordingly, changes in the value of these currencies against the U.S. dollar may result in corresponding changes in the U.S. dollar value of the Underlying Scudder Fund's assets denominated in those currencies.

         Some Latin American countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, there is risk that certain Latin American countries may restrict the free conversion of their currencies into other currencies. Further, certain Latin American currencies may not be internationally traded. Certain of these currencies have experienced a steep devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the Underlying Scudder Fund's portfolio securities are denominated may have a detrimental impact on the Underlying Scudder Fund's net asset value.

         The economies of individual Latin American countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Certain Latin American countries have experienced high levels of inflation which can have a debilitating effect on an economy, although some have begun to control inflation in recent years through prudent economic policies. Furthermore, certain Latin American countries may impose withholding taxes on dividends payable to the Underlying Scudder Fund at a higher rate than those imposed by other foreign countries. This may reduce the Underlying Scudder Fund's investment income available for distribution to shareholders.

         Certain Latin American countries such as Argentina, Brazil and Mexico are among the world's largest debtors to commercial banks and foreign governments. At times, certain Latin American countries have declared moratoria on the payment of principal and/or interest on outstanding debt.

         Latin America is a region rich in natural resources such as oil, copper, tin, silver, iron ore, forestry, fishing, livestock and agriculture. The region has a large population (roughly 300 million) representing a large domestic market. Economic growth was strong in the 1960's and 1970's, but slowed dramatically (and in some instances was negative) in the 1980's as a result of poor economic policies, higher international interest rates, and the denial of access to new foreign capital. Although a number of Latin American countries are currently experiencing lower rates of inflation and higher rates of real growth in Gross Domestic Product than they have in the past, other Latin American countries continue to experience significant problems, including high inflation rates and high interest rates. Capital flight has proven a persistent problem and external debt has been forcibly restructured. Political turmoil, high inflation, capital repatriation restrictions, and nationalization have further exacerbated conditions.

         Governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in those countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments, such as military coups, have occurred in the past and could also adversely affect the Underlying Scudder Fund's investments in this region.


         Changes in political leadership, the implementation of market oriented economic policies, such as privatization, trade reform and fiscal and monetary reform are among the recent steps taken to renew economic growth. External debt is being restructured and flight capital (domestic capital that has left home country) has begun to return. Inflation control efforts have also been implemented. Free Trade Zones are being discussed in various areas around the region, the most notable being a free zone among Mexico, the U.S. and Canada and another zone among four countries in the southernmost point of Latin America. Currencies are typically weak, but most are now relatively free floating, and it is not unusual for the currencies to undergo wide fluctuations in value over short periods of time due to changes in the market.


Depositary Receipts. Certain Underlying Scudder Funds may invest indirectly in securities of emerging country issuers through sponsored or unsponsored American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), International Depositary Receipts ("IDRs") and other types of Depositary Receipts (which, together with ADRs, GDRs and IDRs are hereinafter referred to as "Depositary Receipts"). Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the Depositary Receipts. ADRs are Depositary Receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs, IDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they also may be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the United States securities markets and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. For purposes of an Underlying Scudder Fund's investment policies, the Underlying Scudder Fund's investments in ADRs, GDRs and other types of Depositary Receipts will be deemed to be investments in the underlying securities. Depositary Receipts other than those denominated in U.S. dollars will be subject to foreign currency exchange rate risk. Certain Depositary Receipts may not be listed on an exchange and therefore may be illiquid securities.

Loan Participations and Assignments. Certain Underlying Scudder Funds may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between an issuer of emerging market debt instruments and one or more financial institutions ("Lenders"). An Underlying Scudder Fund's investments in Loans in Latin America are expected in most instances to be in the form of participations in Loans ("Participations") and assignments of portions of Loans ("Assignments") from third parties. Participations typically will result in the Underlying Scudder Fund having a contractual relationship only with the Lender and not with the borrower. The Underlying Scudder Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing

Participations, the Underlying Scudder Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Underlying Scudder Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Underlying Scudder Fund will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Underlying Scudder Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Underlying Scudder Fund will acquire Participations only if the Lender interpositioned between the Underlying Scudder Fund and the borrower is determined by the Adviser to be creditworthy.


         When an Underlying Scudder Fund purchases Assignments from Lenders, the Underlying Scudder Fund will acquire direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Underlying Scudder Fund as the purchaser of an Assignment may differ from, and may be more limited than, those held by the assigning Lender.


         An Underlying Scudder Fund may have difficulty disposing of Assignments and Participations. Because no liquid market for these obligations typically exists, the Underlying Scudder Fund anticipates that these obligations could be sold only to a limited number of institutional investors. The lack of a liquid secondary market will have an adverse effect on the Underlying Scudder Fund's ability to dispose of particular Assignments or Participations when necessary to meet the Underlying Scudder Fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations may also make it more difficult for the Underlying Scudder Fund to assign a value to those securities for purposes of valuing the Underlying Scudder Fund's portfolio and calculating its net asset value.

Illiquid Securities. Certain Underlying Scudder Funds may occasionally purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") or the availability of an exemption from registration (such as Rules 144 or 144A) or because they are subject to other legal or contractual delays in or restrictions on resale.


         Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the 1933 Act. An Underlying Scudder Fund may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public, and in such event the Underlying Scudder Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading.

         Some Underlying Scudder Funds will not invest more than 15% of their net assets in securities which are not readily marketable, the disposition of which is restricted under Federal securities laws or in repurchase agreements not terminable within 7 days, and such Underlying Scudder Funds will not invest more than 10% of their total assets in restricted securities. Certain Underlying Scudder Funds will not invest more than 10% of their net assets in securities which are not readily marketable, the disposition of which are restricted under Federal securities laws or in repurchase agreements not terminable within seven days, and such Underlying Scudder Funds will not invest more than 5% of their total assets in restricted securities. Certain Underlying Scudder Funds will not invest more than 15% of their net assets in illiquid securities.


Illiquid Securities (144A). Underlying Funds may purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"), or the availability of an exemption from registration (such as Rule 144A) or because they are subject to other legal or contractual delays in or restrictions on resale. This investment practice, therefore, could have the effect of increasing the level of illiquidity of a Fund. It is a Fund's policy that illiquid securities (including repurchase agreements of more than seven days duration, certain restricted securities, and other securities which are not readily marketable) may not constitute, at the time of purchase, more than 15% of the value of the Fund's net assets. Each Corporation/Trust's Board of Directors/Trustees has approved guidelines for use by the Adviser in determining whether a security is illiquid.

Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration; or (iv) in a public offering for which a registration statement is in effect under the 1933 Act. Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. If adverse market conditions were to develop during the period between a Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. Where a registration statement is required for the resale of restricted securities, a Fund may be required to bear all or part of the registration expenses. A Fund may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public and, in such event, the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

Since it is not possible to predict with assurance that the market for securities eligible for resale under Rule 144A will continue to be liquid, the Adviser will monitor such restricted securities subject to the supervision of the Board of Trustees. Among the factors the Adviser may consider in reaching liquidity decisions relating to Rule 144A securities are: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer).


Special Considerations Affecting the Pacific Basin. Economies of individual Pacific Basin countries in which certain Underlying Scudder Funds may invest, may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, interest rate levels, and balance of payments position. Of particular importance, most of the economies in this region of the world are heavily dependent upon exports, particularly to developed countries, and, accordingly, have been and may continue to be adversely affected by trade barriers, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the U.S. and other countries with which they trade. These economies also have been and may continue to be negatively impacted by economic conditions in the U.S. and other trading partners, which can lower the demand for goods produced in the Pacific Basin.


         With respect to the Peoples Republic of China and other markets in which an Underlying Scudder Fund may participate, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments that could adversely impact a Pacific Basin country or the Underlying Scudder Fund's investment in that country.


         Trading volume on Pacific Basin stock exchanges outside of Japan, although increasing, is substantially less than in the U.S. stock market. Further, securities of some Pacific Basin companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on Pacific Basin stock exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Underlying Scudder Fund endeavors to achieve the most favorable net results on its portfolio transactions and may be able to purchase securities in which the Underlying Scudder Fund may invest on other stock exchanges where commissions are negotiable.

         Foreign companies, including Pacific Basin companies, are not generally subject to uniform accounting, auditing and financial reporting standards, practices and disclosure requirements comparable to those applicable to U.S. companies. Consequently, there may be less publicly available information about such companies than about U.S. companies. Moreover, there is generally less government supervision and regulation of Pacific Basin stock exchanges, brokers, and listed companies than in the U.S.

Investing in Europe. Most Eastern European nations in which certain Underlying Scudder Funds may invest, including Hungary, Poland, Czechoslovakia, and Romania have had centrally planned, socialist economies since shortly after World War
II. A number of their governments, including those of Hungary, the Czech Republic, and Poland are currently implementing or considering reforms directed
at  political  and  economic   liberalization,   including
efforts to foster multi-party political systems, decentralize economic planning, and move toward free market economies. At present, no Eastern European country has a developed stock market, but Poland, Hungary, and the Czech Republic have small securities markets in operation. Ethnic and civil conflict currently rage through the former Yugoslavia. The outcome is uncertain.

         Both the EC and Japan, among others, have made overtures to establish trading arrangements and assist in the economic development of the Eastern European nations. A great deal of interest also surrounds opportunities created by the reunification of East and West Germany. Following reunification, the Federal Republic of Germany has remained a firm and reliable member of the EC and numerous other international alliances and organizations. To reduce inflation caused by the unification of East and West Germany, Germany has adopted a tight monetary policy which has led to weakened exports and a reduced domestic demand for goods and services. However, in the long-term, reunification could prove to be an engine for domestic and international growth.

         The  conditions  that  have  given  rise  to  these   developments  are
changeable, and there is no assurance that reforms will continue or that their goals will be achieved.


         Portugal is a genuinely emerging market which has experienced rapid growth since the mid-1980s, except for a brief period of stagnation over 1990-91. Portugal's government remains committed to privatization of the financial system away from one dependent upon the banking system to a more balanced structure appropriate for the requirements of a modern economy. Inflation continues to be about three times the EC average.

         Economic reforms launched in the 1980s continue to benefit Turkey in the 1990s. Turkey's economy has grown steadily since the early 1980s, with real growth in per capita Gross Domestic Product (GDP) increasing more than 6% annually. Agriculture remains the most important economic sector, employing approximately 55% of the labor force, and accounting for nearly 20% of GDP and 20% of exports. Inflation and interest rates remain high, and a large budget deficit will continue to cause difficulties in Turkey's substantial transformation to a dynamic free market economy.


         Like many other Western economies, Greece suffered severely from the global oil price hikes of the 1970s, with annual GDP growth plunging from 8% to 2% in the 1980s, and inflation, unemployment, and budget deficits rising sharply. The fall of the socialist government in 1989 and the inability of the conservative opposition to obtain a clear majority have led to business uncertainty and the continued prospects for flat economic performance. Once Greece has sorted out its political situation, it will have to face the challenges posed by the steadily increasing integration of the EC, including the progressive lowering of trade and investment barriers. Tourism continues as a major industry, providing a vital offset to a sizable commodity trade deficit.


         Securities traded in certain emerging European securities markets may be subject to risks due to the inexperience of financial intermediaries, the lack of modern technology and the lack of a sufficient capital base to expand business operations. Additionally, former Communist regimes of a number of Eastern European countries had expropriated a large amount of property, the claims of which have not been entirely settled. There can be no assurance that the Underlying Scudder Fund's investments in Eastern Europe would not also be expropriated, nationalized or otherwise confiscated. Finally, any change in leadership or policies of Eastern European countries, or countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.


Investing in Africa. Many of the countries in which certain Underlying Scudder Funds may invest are fraught with political instability. However, there has been a trend over the past five years toward democratization. Many countries are moving from a military style, Marxist, or single party government to a multi-party system. Still, there remain many countries that do not have a stable political process. Other countries have been enmeshed in civil wars and border clashes.

         Africa is a continent of roughly 50 countries with a total population of approximately 840 million people. Literacy rates (the percentage of people who are over 15 years of age and who can read and write) are relatively low, ranging from 20% to 60%. The primary industries include crude oil, natural gas, manganese ore, phosphate, bauxite, copper, iron, diamond, cotton, coffee, cocoa, timber, tobacco, sugar, tourism, and cattle.

         Economically, the Northern Rim countries (including Morocco, Egypt, and Algeria) and Nigeria, Zimbabwe and South Africa are the wealthier countries on the continent. The market capitalization of these countries has been growing recently as more international companies invest in Africa and as local companies start to list on the exchanges. However, religious and ethnic strife has been a significant source of instability.


         On the other end of the economic spectrum are countries, such as Burkina, Madagascar, and Malawi, that are considered to be among the poorest or least developed in the world. These countries are generally landlocked or have poor natural resources. The economies of many African countries are heavily dependent on international oil prices. Of all the African industries, oil has been the most lucrative, accounting for 40% to 60% of many countries' GDP.
However, general decline in oil prices has had an adverse impact on many economies.


Brady Bonds. Certain Underlying Scudder Funds may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented to date in Mexico, Uruguay, Venezuela, Costa Rica, Argentina, Nigeria, and the Philippines.

         Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the dollar) and are actively traded in over-the-counter secondary markets.


         Dollar-denominated, collateralized Brady Bonds, which may be fixed rate bonds or floating rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds, with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative. Over $82 billion in Brady Bonds have been issued by countries in Africa and Latin America, with 90% of these Brady Bonds being denominated in U.S. dollars.

Sovereign Debt. Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

Borrowing. Certain Underlying Scudder Funds are authorized to borrow money for purposes of liquidity and to provide for redemptions and distributions. An Underlying Scudder Fund will borrow only when the Adviser believes that borrowing will benefit the Underlying Scudder Fund after taking into account considerations such as the costs of the borrowing. The Underlying Scudder Fund does not expect to borrow for investment purposes, to increase return or leverage the portfolio. Borrowing by the Underlying Scudder Fund will involve special risk considerations. Although the principal of the Underlying Scudder Fund's borrowings will be fixed, the Underlying Scudder Fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.

Municipal Obligations. Certain Underlying Scudder Funds may acquire municipal obligations when, due to disparities in the debt securities markets, the anticipated total return on such obligations is higher than that on taxable obligations. The Underlying Scudder Fund has no current intention of purchasing tax-exempt municipal obligations that would amount to greater than 5% of the Underlying Scudder Fund's total assets.


         Municipal obligations are issued by or on behalf of states, territories, and possessions of the U.S., and their political subdivisions, agencies, and instrumentalities, and the District of Columbia to obtain funds for various public purposes. The interest on these obligations is generally exempt from federal income tax in the hands of most investors. The two principal classifications of municipal obligations are "notes" and "bonds." The return on municipal obligations is ordinarily lower than that of taxable obligations.


Eastern Europe. Certain Underlying Scudder Funds may invest up to 5% of their total assets in the securities of issuers domiciled in Eastern European countries. Investments in companies domiciled in Eastern European countries may be subject to potentially greater risks than those of other foreign issuers.
These risks include (i) potentially less social, political and economic stability; (ii) the small current size of the markets for such securities and the low volume of trading, which result in less liquidity and in greater price volatility; (iii) certain national policies which may restrict the Underlying Scudder Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries, or in the countries of the former Soviet Union.

         Investments  in  such  countries  involve  risks  of   nationalization,
expropriation and confiscatory taxation. The Communist governments of a number of East European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there may be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the Underlying Scudder Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in East European countries. Finally, even though certain East European currencies may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to the Underlying Scudder Fund's shareholders.


Small Company Risk. The Adviser believes that small companies often have sales and earnings growth rates which exceed those of larger companies, and that such growth rates may in turn be reflected in more rapid share price appreciation over time. However, investing in smaller company stocks involves greater risk than is customarily associated with investing in larger, more established companies. For example, smaller companies can have limited product lines, markets, or financial and managerial resources. Smaller companies may also be dependent on one or a few key persons, and may be more susceptible to losses and risks of bankruptcy. Also, the securities of the smaller companies in which certain Underlying Scudder Funds may invest, may be thinly traded (and therefore have to be sold at a discount from current market prices or sold in small lots over an extended period of time). Transaction costs in smaller company stocks may be higher than those of larger companies.

Asset-Indexed Securities. Certain Underlying Scudder Funds may purchase asset-indexed securities which are debt securities usually issued by companies in precious metals related businesses such as mining, the principal amount, redemption terms, or interest rates of which are related to the market price of a specified precious metal. An Underlying Scudder Fund will only enter into transactions in publicly traded asset-indexed securities. Market prices of asset-indexed securities will relate primarily to changes in the market prices of the precious metals to which the securities are indexed rather than to changes in market rates of interest. However, there may not be a perfect correlation between the price movements of the asset-indexed securities and the underlying precious metals. Asset-indexed securities typically bear interest or pay dividends at below market rates (and in certain cases at nominal rates). The Underlying Scudder Fund will purchase asset-indexed securities to the extent permitted by law.

Short Sales Against the Box. Certain Underlying Scudder Funds may make short sales of common stocks if, at all times when a short position is open, an Underlying Scudder Fund owns the stock or owns preferred stocks or debt securities convertible or exchangeable, without payment of further consideration, into the shares of common stock sold short. Short sales of this kind are referred to as short sales "against the box." The broker/dealer that executes a short sale generally invests cash proceeds of the sale until they are paid to the Underlying Scudder Fund. Arrangements may be made with the broker/dealer to obtain a portion of the interest earned by the broker on the investment of short sale proceeds. The Underlying Scudder Fund will segregate the common stock or convertible or exchangeable preferred stock or debt securities in a special account with the Custodian.


Investing in Emerging Markets. Most emerging securities markets in which certain Underlying Scudder Funds may invest, may have substantially less volume and are subject to less government supervision than U.S. securities markets. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. In addition, there is less regulation of securities exchanges, securities dealers, and listed and unlisted companies in emerging markets than in the United States.

         Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions. Delays in settlement could result in temporary periods when a portion of the assets of an Underlying Scudder Fund is uninvested and no cash is earned thereon. The inability of the Underlying Scudder Fund to make intended security purchases due to settlement problems could cause the Underlying Scudder Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Underlying Scudder Fund due to subsequent declines in value of the portfolio security or, if the Underlying Scudder Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Costs associated with transactions in foreign securities are generally higher than costs associated with transactions in U.S. securities. Such transactions also involve additional costs for the purchase or sale of foreign currency.

         Foreign investment in certain emerging market debt obligations is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging markets debt obligations and increase the costs and expenses of an Underlying Scudder Fund. Certain emerging markets require prior governmental approval of investments by foreign persons, limit the amount of investment by foreign persons in a particular company, limit the investment by foreign persons only to a specific class of securities of a company that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain emerging markets may also restrict investment opportunities in issuers in industries deemed important to national interest.


         Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. An Underlying Scudder Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Underlying Scudder Fund of any restrictions on investments.

         In the course of investment in emerging market debt obligations, an Underlying Scudder Fund will be exposed to the direct or indirect consequences of political, social and economic changes in one or more emerging markets. Political changes in emerging market countries may affect the willingness of an emerging market country governmental issuer to make or provide for timely payments of its obligations. The country's economic status, as reflected, among other things, in its inflation rate, the amount of its external debt and its gross domestic product, also affects its ability to honor its obligations. While the Underlying Scudder Fund will manage its assets in a manner that will seek to minimize the exposure to such risks, and will further reduce risk by owning the bonds of many issuers, there can be no assurance that adverse political, social or economic changes will not cause the Underlying Scudder Fund to suffer a loss of value in respect of the securities in the Underlying Scudder Fund's portfolio.

         The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for an Underlying Scudder Fund's securities in such markets may not be readily available. The Corporation may suspend redemption of its shares for any period during which an emergency exists, as determined by the Securities and Exchange Commission (the

"Commission"). Accordingly if the Underlying Scudder Fund believes that appropriate circumstances exist, it will promptly apply to the Commission for a determination that an emergency is present. During the period commencing from the Underlying Scudder Fund's identification of such condition until the date of the Commission action, the Underlying Scudder Fund's securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Board of Directors.

         Volume and liquidity in most foreign bond markets are less than in the United States and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although an Underlying Scudder Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of business and industry practices, securities exchanges, brokers, dealers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. In addition, with respect to certain emerging markets, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect the Underlying Scudder Fund's investments in those countries. Moreover, individual emerging market economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The chart below sets forth the risk ratings of selected emerging market countries' sovereign debt securities.


   Sovereign Risk Ratings for Selected Emerging Market Countries as of 2/19/97
        (Source: J.P. Morgan Securities, Inc., Emerging Markets Research)


           Country                   Moody's                Standard & Poor's
           -------                   -------                -----------------

          Chile                       Baa1                   A-
          Turkey                      Ba3                    B+
          Mexico                      Ba2                    BB
          Czech Republic              Baa1                   A
          Hungary                     Baa3                   BBB-
          Colombia                    Baa3                   BBB-
          Venezuela                   Ba2                    B
          Morocco                     NR                     NR
          Argentina                   B1                     BB-
          Brazil                      B1                     B+
          Poland                      Baa3                   BBB-
          Ivory Coast                 NR                     NR



         An Underlying Scudder Fund may have limited legal recourse in the event of a default with respect to certain debt obligations it holds. If the issuer of a fixed-income security owned by the Underlying Scudder Fund defaults, the Underlying Scudder Fund may incur additional expenses to seek recovery. Debt obligations issued by emerging market country governments differ from debt obligations of private entities; remedies from defaults on debt obligations issued by emerging market governments, unlike those on private debt, must be pursued in the courts of the defaulting party itself. The Underlying Scudder Fund's ability to enforce its rights against private issuers may be limited. The ability to attach assets to enforce a judgment may be limited. Legal recourse is therefore somewhat diminished. Bankruptcy, moratorium and other similar laws applicable to private issuers of debt obligations may be substantially different from those of other countries. The political context, expressed as an emerging market governmental issuer's willingness to meet the terms of the debt obligation, for example, is of considerable importance. In addition, no assurance can be given that the holders of commercial bank debt may not contest payments to the holders of debt obligations in the event of default under commercial bank loan agreements. With four exceptions, (Panama, Cuba, Costa Rica and Yugoslavia), no sovereign emerging markets borrower has defaulted on an external bond issue since World War II.

         Income from securities held by an Underlying Scudder Fund could be reduced by a withholding tax on the source or other taxes imposed by the emerging market countries in which the Underlying Scudder Fund makes its investments. The Underlying Scudder Fund's net asset value may also be affected by changes in the rates or methods of taxation applicable to the Underlying Scudder Fund or to entities in which the Underlying Scudder Fund has invested. The Adviser will consider the cost of any taxes in determining whether to acquire any particular investments, but can provide no assurance that the taxes will not be subject to change.


         Many emerging markets have experienced substantial, and in some periods extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, wage and price controls have been imposed in certain countries. Of these countries, some, in recent years, have begun to control inflation through prudent economic policies.

         Emerging market governmental issuers are among the largest debtors to commercial banks, foreign governments, international financial organizations and other financial institutions. Certain emerging market governmental issuers have not been able to make payments of interest on or principal of debt obligations as those payments have come due. Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of those issuers.


         Governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in any given country. As a result, government actions in the future could have a significant effect on economic conditions in emerging markets, which in turn, may adversely affect companies in the private sector, general market conditions and prices and yields of certain of the securities in the Underlying Scudder Fund's portfolio. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments have occurred frequently over the history of certain emerging markets and could adversely affect the Underlying Scudder Fund's assets should these conditions recur.

         The ability of emerging market country governmental issuers to make timely payments on their obligations is likely to be influenced strongly by the issuer's balance of payments, including export performance, and its access to international credits and investments. An emerging market whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of those commodities. Increased protectionism on the part of an emerging market's trading partners could also adversely affect the country's exports and diminish its trade account surplus, if any. To the extent that emerging markets receive payment for its exports in currencies other than dollars or non-emerging market currencies, its ability to make debt payments denominated in dollars or non-emerging market currencies could be affected.


         To the extent that an emerging market country cannot generate a trade surplus, it must depend on continuing loans from foreign governments, multilateral organizations or private commercial banks, aid payments from foreign governments and on inflows of foreign investment. The access of emerging markets to these forms of external funding may not be certain, and a withdrawal of external funding could adversely affect the capacity of emerging market country governmental issuers to make payments on their obligations. In addition, the cost of servicing emerging market debt obligations can be affected by a change in international interest rates since the majority of these obligations carry interest rates that are adjusted periodically based upon international rates.

         Another factor bearing on the ability of emerging market countries to repay debt obligations is the level of international reserves of the country. Fluctuations in the level of these reserves affect the amount of foreign exchange readily available for external debt payments and thus could have a bearing on the capacity of emerging market countries to make payments on these debt obligations.


Mining and exploration risks. The business of gold mining by its nature involves significant risks and hazards, including environmental hazards, industrial accidents, labor disputes, discharge of toxic chemicals, fire, drought, flooding and natural acts. The occurrence of any of these hazards can delay production, increase production costs and result in liability to the operator of the mines. A mining operation may become subject to liability for pollution or other hazards against which it has not insured or cannot insure, including those in respect of past mining activities for which it was not responsible.

         Exploration for gold and other precious metals is speculative in nature, involves many risks and frequently is unsuccessful. There can be no assurance that any mineralisation discovered will result in an increase in the proven and probable reserves of a mining operation. If reserves are developed, it can take a number of years from the initial phases of drilling and identification of mineralisation until production is possible, during which time the economic feasibility of production may change. Substantial expenditures are required to establish ore reserves properties and to construct mining and processing facilities. As a result of these uncertainties, no assurance can be given that the exploration programs undertaken by a particular mining operation will actually result in any new commercial mining.

Investments Involving Above-Average Risk. Certain Underlying Scudder Funds may purchase securities involving above-average risk. For example, an Underlying Scudder Fund has invested from time to time in relatively new companies but is limited by a non-fundamental policy that it may not invest more than 5% of its total assets in companies that, with their predecessors, have been in continuous operation for less than three years. The Underlying Scudder Fund's portfolio may also include the securities of small or little-known companies, commonly referred to as emerging growth companies, that the Adviser believes have above-average earnings growth potential and/or may receive greater market recognition. Both factors are believed to offer significant opportunity for capital appreciation. Investment risk is higher than that normally associated with larger, older companies due to the higher business risks associated with small size, frequently narrow product lines and relative immaturity. To help reduce risk, the Underlying Scudder Fund allocates its investments among many companies and different industries.


         The securities of such companies are often traded only over-the-counter and may not be traded in the volume typical of trading on a national securities exchange. As a result, the disposition by the Underlying Scudder Fund of holdings of such securities may require the Underlying Scudder Fund to offer a discount from recent prices or to make many small sales over a lengthy period of time. Such securities may be subject to more abrupt or erratic market movements than those typically encountered on national securities exchanges.

                            PART C. OTHER INFORMATION

Item 23.          Exhibits
--------          --------
                  (a)                            Declaration of Trust dated July 1, 1994.
                                                 (Incorporated by reference to Exhibit 1 to the
                                                 Registration Statement filed on November 7, 1994.)

                             (a)(1)              Certificate of Amendment to Declaration of Trust dated
                                                 January 10, 1995.
                                                 (Incorporated by reference to Exhibit 1(b) to
                                                 Pre-Effective Amendment No. 1 to the Registration
                                                 Statement filed November 13, 1996.)

                             (a)(2)              Certificate of Amendment to Declaration of Trust dated
                                                 September 16, 1996.
                                                 (Incorporated by reference to Exhibit 1(b)(1) to
                                                 Pre-Effective Amendment No. 1 to the Registration
                                                 Statement filed November 13, 1996.)

                  (b)                            By-Laws dated July 1, 1994.
                                                 (Incorporated by reference to Exhibit 2 to the
                                                 Registration Statement filed on November 7, 1994.)

                  (c)                            Inapplicable.

                  (d)                            Investment Management Agreement between the Registrant
                                                 and Scudder Kemper Investments, Inc. dated December
                                                 31, 1997.
                                                 (is filed herein)

                             (d)(1)              Investment Management Agreement between the Registrant
                                                 and Scudder Kemper Investments, Inc. dated September 7, 1998.
                                                 (To be filed by amendment.)

                  (e)                            Underwriting Agreement between the Registrant and
                                                 Scudder Investor Services, Inc. dated November 15,
                                                 1996.
                                                 (Incorporated by reference to Exhibit 6 to
                                                 Post-Effective Amendment No. 1 to the Registration
                                                 Statement.)

                                                 Underwriting Agreement between the Registrant and
                                                 Scudder Investor Services, Inc., dated September 7,
                                                 1998.
                                                 (To be filed by amendment.)

                  (f)                            Inapplicable.

                  (g)                            Custodian Contract between the Registrant and State
                                                 Street Bank and Trust Company dated November 15, 1996
                                                 (Incorporated by Reference to Post-Effective Amendment
                                                 No. 2 Exhibit (8)(a) to the Registration Statement.)

                                Part C - Page 1

                  (h)        (h)(1)              Special Servicing Agreement between the Registrant,
                                                 the Underlying Scudder Funds, Scudder Service
                                                 Corporation, Scudder Fund Accounting Corporation,
                                                 Scudder Trust Company and Scudder, Stevens & Clark,
                                                 Inc. dated November 15, 1996.
                                                 (Incorporated by reference to Exhibit 9(a) to
                                                 Post-Effective Amendment No. 1 to the Registration
                                                 Statement.)

                             (h)(1)(a)           Amendment to Special Servicing Agreement between
                                                 Registrant and the Underlying Scudder Funds, Scudder
                                                 Servicing Corporation, Scudder Fund Accounting
                                                 Corporation,  Scudder Trust Company and Scudder
                                                 Stevens & Clark dated May 15,1997.
                                                 (is filed herein)

                             (h)(2)              Transfer Agency and Service Agreement between the
                                                 Registrant and Scudder Service Corporation dated
                                                 November 15, 1996
                                                 (Incorporated by reference to Exhibit 9(b) to
                                                 Post-Effective Amendment No. 1 to the Registration
                                                 Statement.)

                             (h)(3)              COMPASS Service Agreement between the Registrant and
                                                 Scudder Trust Company
                                                 (Incorporated by reference to Exhibit 9(b)(1) to
                                                 Post-Effective Amendment No. 2 to the Registration
                                                 Statement.)

                             (h)(4)(a)           Fund Accounting Services Agreement between Scudder
                                                 Pathway Series: Conservative Portfolio and Scudder
                                                 Fund Accounting Corporation dated November 15, 1996
                                                 (Incorporated by reference to Exhibit 9(c)(1) to
                                                 Post-Effective Amendment No. 1 to the Registration
                                                 Statement.)

                             (h)(4)(b)           Fund Accounting Services Agreement between Scudder
                                                 Pathway Series: Balanced Portfolio and Scudder Fund
                                                 Accounting Corporation dated November 14, 1996
                                                 (Incorporated by reference to Exhibit 9(c)(2) to
                                                 Post-Effective Amendment No. 1 to the Registration
                                                 Statement.)

                             (h)(4)(c)           Fund Accounting Services Agreement between Scudder
                                                 Pathway Series: Growth Portfolio and Scudder Fund
                                                 Accounting Corporation dated November 14, 1996.
                                                 (Incorporated by reference to Exhibit 9(c)(3) to
                                                 Post-Effective Amendment No. 1 to the Registration
                                                 Statement.)

                             (h)(4)(d)           Fund Accounting Services Agreement between Scudder
                                                 Pathway Series: International Portfolio and Scudder
                                                 Fund Accounting Corporation dated November 14, 1996.

                                Part C - Page 2

                                                 (Incorporated by reference to Exhibit 9(c)(4) to
                                                 Post-Effective Amendment No. 1 to the Registration
                                                 Statement.)

                  (i)                            Inapplicable.

                  (j)                            Consent of independent Accountants to be filed by
                                                 amendment

                  (k)                            Inapplicable

                  (l)                            Inapplicable

                  (m).                           Inapplicable

                  (n)                            Article 6 Financial Data Schedules are filed herein.
                                                 (to be filed by amendment)

                  (o)                            Inapplicable


                                Part C - Page 3

Item 24.          Persons Controlled by or under Common Control with Registrant.
--------          --------------------------------------------------------------

                  All of the outstanding shares of the Registrant, representing all of the interests in the Scudder Pathway Series, on the date Registrant's Registration Statement becomes effective will be owned by Scudder Investor Services, Inc. ("The Distributor").



Item 25.          Indemnification
--------          ---------------

                  A policy of insurance covering Scudder Kemper Investments, Inc., its subsidiaries including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder Kemper Investments, Inc. insures the Registrant's trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

                  Article IV, Sections 4.1 - 4.3 of the Registrant's Declaration of Trust provide as follows:

                  Section 4.1. No Personal Liability of Shareholders, Trustees, Etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement required by the preceding sentence shall be made only out of the assets of the one or more Series of which the Shareholder who is entitled to indemnification or reimbursement was a Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said Shareholder. The rights accruing to a Shareholder under this Section 4.1 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

                  Section 4.2. Non-Liability of Trustees, Etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                  Section 4.3. Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                           (i) every  person  who is, or has been,  a Trustee or
                  officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                           (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or

                                Part C - Page 4
                  threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                           (b) No indemnification shall be provided hereunder to
                  a Trustee or officer:

                           (i) against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                           (ii) with  respect to any matter as to which he shall
                  have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

                           (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                                    (A) by the court or other body approving the
                           settlement or other disposition; or

                                    (B) based upon a review of readily available
                           facts (as  opposed to a full  trial-type  inquiry) by
                           (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

                           (c) The rights of indemnification herein provided may
                  be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall insure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

                           (d) Expenses of  preparation  and  presentation  of a
                  defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

                           (i) such  undertaking  is secured by a surety bond or
                  some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

                           (ii) a majority of the Disinterested  Trustees acting
                  on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

                           As  used  in  this  Section  4.3,  a   "Disinterested
                  Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

                                Part C - Page 5

Item 26.          Business or Other Connections of Investment Adviser
--------          ---------------------------------------------------

                  Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 28.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------

Stephen R. Beckwith        Treasurer and Chief Financial Officer, Scudder Kemper Investments, Inc.**
                           Vice President and Treasurer, Scudder Fund Accounting Corporation*
                           Director, Scudder Stevens & Clark Corporation**
                           Director and Chairman, Scudder Defined Contribution Services, Inc.**
                           Director and President, Scudder Capital Asset Corporation**
                           Director and President, Scudder Capital Stock Corporation**
                           Director and President, Scudder Capital Planning Corporation**
                           Director and President, SS&C Investment Corporation**
                           Director and President, SIS Investment Corporation**
                           Director and President, SRV Investment Corporation**

Lynn S. Birdsong           Director and Vice President, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A.#

Laurence W. Cheng          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, ZKI Holding Corporation xx

Steven Gluckstern          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, Zurich Holding Company of America o

Rolf Huppi                 Director, Chairman of the Board, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, Chairman of the Board, Zurich Holding Company of America o
                           Director, ZKI Holding Corporation xx

Kathryn L. Quirk           Director, Chief Legal Officer, Chief Compliance Officer and Secretary, Scudder Kemper
                                 Investments, Inc.**
                           Director, Senior Vice President & Assistant Clerk, Scudder Investor Services, Inc.*
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation*
                           Director & Assistant Clerk, Scudder Service Corporation*
                           Director, SFA, Inc.*
                           Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc.***
                           Director, Scudder, Stevens & Clark Japan, Inc.***
                           Director, Vice President and Secretary, Scudder, Stevens & Clark of Canada, Ltd.***
                           Director, Vice President and Secretary, Scudder Canada Investor Services Limited***
                           Director, Vice President and Secretary, Scudder Realty Advisers, Inc. x
                           Director and Secretary, Scudder, Stevens & Clark Corporation**
                           Director and Secretary, Scudder, Stevens & Clark Overseas Corporation oo
                           Director and Secretary, SFA, Inc.*
                           Director, Vice President and Secretary, Scudder Defined Contribution Services, Inc.**
                           Director, Vice President and Secretary, Scudder Capital Asset Corporation**
                           Director, Vice President and Secretary, Scudder Capital Stock Corporation**
                           Director, Vice President and Secretary, Scudder Capital Planning Corporation**
                           Director, Vice President and Secretary, SS&C Investment Corporation**

                                Part C - Page 6

                           Director, Vice President and Secretary, SIS Investment Corporation**
                           Director, Vice President and Secretary, SRV Investment Corporation**
                           Director, Vice President and Secretary, Scudder Brokerage Services, Inc.*
                           Director, Korea Bond Fund Management Co., Ltd.+

Cornelia M. Small          Vice President, Scudder Kemper Investments, Inc.**

Edmond D. Villani          Director, President and Chief Executive Officer, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark Japan, Inc.###
                           President and Director, Scudder, Stevens & Clark Overseas Corporation oo
                           President and Director, Scudder, Stevens & Clark Corporation**
                           Director, Scudder Realty Advisors, Inc.x
                           Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C. Luxembourg B 34.564
         ***      Toronto, Ontario, Canada
         xxx      Grand Cayman, Cayman Islands, British West Indies
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         xx       222 S. Riverside, Chicago, IL
         o        Zurich Towers, 1400 American Ln., Schaumburg, IL
         +        P.O. Box 309, Upland House, S. Church St., Grand Cayman, British West Indies
         ##       Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland


Item 29.          Principal Underwriters.
--------          -----------------------

         (a)

         Scudder Investor Services, Inc. acts as principal underwriter of the Registrant's shares and also acts as principal underwriter for other funds managed by Scudder Kemper Investments, Inc.

         (b)

         The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 29.

         (1)                               (2)                                     (3)

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         William S. Baughman               Vice President                          None
         Two International Place
         Boston, MA 02110

         Lynn S. Birdsong                  Senior Vice President                   None
         345 Park Avenue
         New York, NY 10154

                                Part C - Page 7

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Mary Elizabeth Beams              Vice President                          None
         Two International Place
         Boston, MA 02110

         Mark S. Casady                    Director, President and Assistant       None
         Two International Place           Treasurer
         Boston, MA  02110

         Linda Coughlin                    Director and Senior Vice President      None
         Two International Place
         Boston, MA  02110

         Richard W. Desmond                Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Paul J. Elmlinger                 Senior Vice President and Assistant     None
         345 Park Avenue                   Clerk
         New York, NY  10154

         Philip S. Fortuna                 Vice President                          None
         101 California Street
         San Francisco, CA 94111

         William F. Glavin                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Margaret D. Hadzima               Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         Thomas W. Joseph                  Director, Vice President, Treasurer and Vice President
         Two International Place           Assistant Clerk
         Boston, MA 02110

         Thomas F. McDonough               Clerk                                   Vice President and
         Two International Place                                                   Secretary
         Boston, MA 02110

         Daniel Pierce                     Director, Vice President                None
         Two International Place           and Assistant Treasurer
         Boston, MA 02110

         Kathryn L. Quirk                  Director, Senior Vice President and     Vice President and
         345 Park Avenue                   Assistant Clerk                         Assistant Secretary
         New York, NY  10154

         Robert A. Rudell                  Vice President                          None
         Two International Place
         Boston, MA 02110



                                Part C - Page 8

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         William M. Thomas                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Benjamin Thorndike                Vice President                          None
         Two International Place
         Boston, MA 02110

         Sydney S. Tucker                  Vice President                          None
         Two International Place
         Boston, MA 02110

         Linda J. Wondrack                 Vice President                          None
         Two International Place
         Boston, MA  02110

         (c)

                     (1)                     (2)                 (3)                 (4)                 (5)
                                       Net Underwriting    Compensation on
              Name of Principal         Discounts and        Redemptions          Brokerage             Other
                 Underwriter             Commissions       and Repurchases       Commissions         Compensation
                 -----------             -----------       ---------------       -----------         ------------

               Scudder Investor              None                None                None               None
                Services, Inc.

Item 30.          Location of Accounts and Records.
--------          ---------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder, Stevens & Clark, Inc., Two International Place, Boston, MA 02110-4103. Records relating to the duties of the Registrant's custodian are maintained by State Street Bank & Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. Records relating to the duties of the Registrant's transfer agent are maintained by Scudder Service Corporation, Two International Place, Boston, Massachusetts 02110-4103. Records relating to the duties of the Registrant's pricing agent are maintained by Scudder Fund Accounting Corporation, Two International Place, Boston, Massachusetts 02110-4103. Records relating to the duties of the Registrant's underwriter are maintained by Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.

Item 31.          Management Services.
--------          --------------------

                  Inapplicable.

Item 32.          Undertakings
--------          ------------

                  Inapplicable.


                                Part C - Page 9

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 21st day of October, 1998.


                                           SCUDDER PATHWAY SERIES

                                           By  /s/ Thomas F. McDonough
                                               -----------------------
                                               Thomas F. McDonough,
                                               Vice President and Secretary


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                                   TITLE                                         DATE
---------                                   -----                                         ----


/s/ Daniel Pierce
--------------------------------------
Daniel Pierce*                              President (Principal Executive Officer)       October 21, 1998


/s/  Dr. Rosita P. Chang
--------------------------------------
Dr. Rosita P. Chang*                        Trustee                                       October 21, 1998


/s/  Edgar R. Fiedler
--------------------------------------
Edgar R. Fiedler*                           Trustee                                       October 21, 1998


/s/  Peter B. Freeman
--------------------------------------
Peter B. Freeman*                           Trustee                                       October 21, 1998


/s/  Dr. J. D. Hammond
--------------------------------------
Dr. J. D. Hammond*                          Trustee                                       October 21, 1998


/s/  Richard M. Hunt
--------------------------------------
Richard M. Hunt*                            Trustee                                       October 21, 1998

SIGNATURE                                   TITLE                                         DATE
---------                                   -----                                         ----


/s/  John R. Hebble
--------------------------------------
John R. Hebble*                             Treasurer (Principal Financial Officer)       October 21, 1998

         *By  /s/ Thomas F. McDonough
              -----------------------
               Thomas F. McDonough*
               Attorney-in-fact pursuant to powers of attorney
               contained in the signature page of
               Post-Effective Amendment No. 1 to the
               Registration Statement filed May 15, 1997 and
               Post-Effective Amendment No. 2 to the
               Registration Statement filed November 28,
               1997.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and Commonwealth of Massachusetts on the 16th day of October, 1998.

                                               SCUDDER PATHWAY SERIES

                                               By  /s/ Thomas F. McDonough
                                                   -----------------------
                                                   Thomas F. McDonough,
                                                   Vice President and Secretary

         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Caroline Pearson, Thomas F. McDonough and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.

SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----

/s/ John R. Hebble                          Treasurer                                    October 16, 1998.
--------------------------------------
John R. Hebble

                                                               File No. 33-86070
                                                               File No. 811-8606


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 4

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                 AMENDMENT NO. 6

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                             SCUDDER PATHWAY SERIES

                             SCUDDER PATHWAY SERIES

                                  EXHIBIT INDEX



                                    Exhibit (d)
                                Exhibit (h)(1)(a)


                                       2